File No. 33-79290

                           As filed on ^ November 22, 1996


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
      Pre-Effective Amendment No.

       Post-Effective Amendment No.    ^  10                                   X
                                    -------------                             --

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
                                                                              --
      Amendment No.     ^ 11                                                   X
                    ---------------                                           --


                            INVESCO SPECIALTY FUNDS, INC.
                 (Exact Name of Registrant as Specified in Charter)

                    7800 E. Union Avenue, Denver, Colorado  80237
                      (Address of Principal Executive Offices)
                    P.O. Box 173706, Denver, Colorado  80217-3706
                                  (Mailing Address)
         Registrant's Telephone Number, including Area Code:  (303) 930-6300
                                 Glen A. Payne, Esq.
                                7800 E. Union Avenue
                               Denver, Colorado  80237
                       (Name and Address of Agent for Service)
                                 -------------------
                                     Copies to:
                               Ronald M. Feiman, Esq.
                               Gordon Altman Butowsky
                                Weitzen Shalov & Wein
                                114 West 47th Street
                              New York, New York  10036
                                 -------------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective
      ^ immediately upon filing pursuant to paragraph (b)
----
^ X   on December 1, 1996, pursuant to paragraph (b)
----
      60 days after filing pursuant to paragraph (a)(i)
----
      on _____________ pursuant to paragraph (a)(i)
----
      75 days after filing pursuant to paragraph (a)(ii)
----
      on  _____________ pursuant to paragraph (a)(ii) of rule 485.
----


If appropriate, check the following box:
      this  post-effective  amendment  designates  a new  effective  date  for a
----
      previously filed post-effective amendment.
----


Registrant has previously elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of its shares of common stock for sale under the Securities Act of 1933. Registrant's Rule 24f-2 Notice for the fiscal year ended July 31, 1996, ^ was filed on or about September ^ 18, 1996.

                                    Page 1 of 328
                         Exhibit index is located at page 203

                                     NOTE


      This Post-Effective Amendment (Form N-1A) is being filed to ^ update the Prospectuses for five series of INVESCO Specialty Funds, Inc.: INVESCO Worldwide Capital Goods Fund and INVESCO Worldwide Communications Fund which were declared effective on August 1, 1994; INVESCO European Small Company Fund and INVESCO Latin American Growth Fund, which were declared effective on February 15, 1995; and INVESCO Asian Growth Fund which was declared effective September 11, 1995 and does not affect the new series, INVESCO ^ Realty Fund, which was filed with Post-Effective Amendment ^ No. 9 on October 11, 1996 and is expected to become effective December 26, 1996.

                         INVESCO SPECIALTY FUNDS, INC.
                         -----------------------------

                             CROSS-REFERENCE SHEET

      Form N-1A
         Item                                         Caption
      ---------                                       -------

Part A                              Prospectus

      1.......................      Cover Page


      2.......................      Annual Fund Expenses^

      3.......................      Financial Highlights; Performance
                                    Data^

      4.......................      Investment ^ Objective and
                                    Policies; Risk Factors; The Funds
                                    and Their Management


      5.......................      The Funds and Their Management;
                                    Additional Information

      5A......................      Not Applicable

      6.......................      Services Provided by the Funds;
                                    Taxes, Dividends and Capital Gain
                                    Distributions; Additional
                                    Information

      7.......................      How Shares Can Be Purchased;
                                    Services Provided by the Funds

      8.......................      Services Provided by the Funds; How
                                    to Redeem Shares

      9.......................      Not Applicable


Part B                              Statement of Additional Information
                                    ^


      10......................      Cover Page

      11......................      Table of Contents

      Form N-1A
         Item                                         Caption
      ---------                                       -------

      12......................      The Funds and Their Management

      13......................      Investment Practices; Investment
                                    Policies and Restrictions

      14......................      The Funds and Their Management

      15......................      The Funds and Their Management;
                                    Additional Information

      16......................      The Funds and Their Management;
                                    Additional Information

      17......................      Investment Practices; Investment
                                    Policies and Restrictions

      18......................      Additional Information

      19......................      How Shares Can Be Purchased; How
                                    Shares Are Valued; Services
                                    Provided by the Funds; Tax-Deferred
                                    Retirement Plans; How to Redeem
                                    Shares

      20......................      Dividends, Capital Gain
                                    Distributions and Taxes

      21......................      How Shares Can Be Purchased

      22......................      Performance Data

      23......................      Additional Information; Unaudited
                                    Financial Statements for INVESCO
                                    Asian Growth Fund

Part C                              Other Information

      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
^ December 1, 1996


                     INVESCO WORLDWIDE CAPITAL GOODS FUND
                    INVESCO WORLDWIDE COMMUNICATIONS FUND

      INVESCO Worldwide Capital Goods Fund (the "Capital Goods Fund") seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution, sale or service of capital goods, or in the mining, processing, manufacture or distribution of raw materials and intermediate goods used by industry and agriculture.

      INVESCO Worldwide Communications Fund (the "Communications Fund") seeks to achieve a high total return on investment through capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution or sale of communications services and equipment. Up to 35% of the Communications Fund's assets will be invested, under normal circumstances, in companies that are engaged in developing, constructing or operating infrastructure projects throughout the world, or in supplying equipment or services to such companies.

      Under normal circumstances, each Fund will invest at least 65% of its total assets in issuers domiciled in at least three countries, one of which may be the United States, although the Funds' investment adviser expects each Fund's investments to be allocated among a larger number of countries. The percentage of each Fund's assets invested in United States securities normally will be higher than that invested in securities issued by companies in any other single country. However, it is possible that at times a Fund may have 65% or more of its total assets invested in foreign securities. The Funds have adopted certain investment policies which may expose the Funds to increased risks or costs. See "Risk Factors" and "Investment Objectives and Policies-Portfolio Turnover."


      Each Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, managed, no-load mutual fund consisting of ^ five separate portfolios of investments. Separate prospectuses are available upon request from INVESCO Funds Group, Inc. for the Company's other funds, INVESCO European Small Company Fund ^, INVESCO Latin American Growth Fund and INVESCO Asian Growth Fund. Investors may purchase shares of any or all of the Funds.
Additional funds may be offered in the future.

                               TABLE OF CONTENTS
                                                                          Page
                                                                          ----

ANNUAL FUND EXPENSES                                                         8

FINANCIAL HIGHLIGHTS                                                        10

PERFORMANCE DATA                                                            12

INVESTMENT OBJECTIVES AND POLICIES                                          12

RISK FACTORS                                                                19

THE FUNDS AND THEIR MANAGEMENT                                              22

HOW SHARES CAN BE PURCHASED                                                 24

SERVICES PROVIDED BY THE FUNDS                                              27

HOW TO REDEEM SHARES                                                        31

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS                             32

ADDITIONAL INFORMATION                                                      34

      This Prospectus provides you with the basic information you should know before investing in the Capital Goods Fund or Communications Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Funds has been filed with the
Securities and Exchange Commission. You can obtain a copy without charge by writing INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706; by calling 1-800-525-8085; or on the World Wide Web: http://www.invesco.com

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 1, 1996, IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

ANNUAL FUND EXPENSES

     The Funds are no-load; there are no fees to purchase, exchange or redeem shares. The Funds, however, are authorized to pay a distribution fee pursuant to Rule 12b-1 under the Investment Company Act of 1940. (See "How Shares Can Be Purchased--Distribution Expenses.") Lower expenses benefit Fund shareholders by increasing the Funds' total return.


                                    Capital Goods        Communications
                                    Fund                 Fund
                                    -------------        --------------

Shareholder Transaction Expenses
Sales load "charge" on purchases             None             None
Sales load "charge" on reinvested
   dividends                                 None             None
Redemption fees                              None             None
Exchange fees                                None             None

Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fee                               0.65%            0.65%
12b-1 Fees                                   0.25%            0.25%
Other Expenses                              ^1.21%(1)(2)      0.76%(1)
   Transfer Agency ^ Fee(3)                  0.44%(1)(2)      0.39%(1)
   General Services,
     Administrative                         ^0.77%(1)(2)      0.37%(1)
     Services, Registration,
     ^ Postage(4)
   Total Fund Operating
     Expenses                               ^2.11%(1)(2)      1.66%(1)



     ^(1) It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian fees and pricing expenses were reduced under an expense offset arrangement. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offset arrangement, the figures shown above DO NOT reflect these reductions. In comparing expenses for different years, please note that the ratios of Expenses to Average Net Assets shown under "Financial Highlights" DO reflect reductions for periods prior to the fiscal year ended July 31, ^ 1996. See "The Funds and Their Management."

      ^(2) Certain Fund expenses are being voluntarily absorbed by INVESCO Funds Group, Inc. ("INVESCO"). In the absence of such absorbed expenses, the Capital Goods Fund's "Other Expenses" and "Total Fund Operating Expenses" in the above table would have been 1.59% and 2.49%, respectively, of the Capital Goods Fund's average net assets based on the actual expenses of the Fund for the fiscal year ended July 31, 1996.

      (3)   Consists   of   the   transfer    agency   fee   described   under
"Additional Information - Transfer and Dividend Disbursing Agent."

      ^(4) Includes, but is not limited to, fees and expenses of directors, custodian bank, legal counsel and ^ independent accountants, securities pricing services, costs of administrative services furnished under an Administrative Services Agreement, costs of registration of Fund shares under applicable laws, and costs of printing and distributing reports to shareholders.


Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                 1 Year     3 Years     5 Years    10 Years
                                 ------     -------     -------    --------

      Capital Goods Fund          ^ $22         $67        $114        $246
      Communications Fund         ^ $17         $53        $ 91        $197


      The purpose of the foregoing expense table and Example is to assist investors in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. Such expenses are paid from the respective Fund's assets. (See "The Funds and Their Management.") The Funds charge no sales loads, redemption fees, or exchange fees. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.

      As a result of the 0.25% 12b-1 fee paid by each Fund, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

INVESCO Specialty Funds, Inc.
FINANCIAL HIGHLIGHTS

(For a Fund Share Outstanding ^ Throughout Each Period)
Year Ended July 31, ^ 1996

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the report of independent accountants thereon appearing in the Funds' ^ 1996 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Funds Group, Inc. at the address or telephone number shown below.




                                                Worldwide ^ Capital Goods             Worldwide Communications
                                                                     Fund                                 Fund

                                                   ^ Year Ended July 31                 Year Ended July 31
                                                ^ 1996              1995              1996              1995
                                             -------------------------------      -------------------------------

PER SHARE DATA
Net Asset Value ^- Beginning of Period         ^ $9.84            $10.00            $12.30            $10.00
                                             -------------------------------      -------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.01              0.01              0.22              0.11
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)               ^ 0.01            (0.16)              1.38              2.35
                                             -------------------------------      -------------------------------
Total from Investment Operations                  0.02            (0.15)              1.60              2.46
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.00              0.01              0.22              0.11
Distributions from Capital Gains                ^ 0.25              0.00              1.25              0.05
                                             -------------------------------      -------------------------------
Total Distributions                             ^ 0.25              0.01              1.47              0.16
                                            ^-------------------------------      -------------------------------
^ Net Asset Value - End of Period                $9.61             $9.84            $12.43            $12.30
                                             ===============================      ===============================
TOTAL RETURN                                     0.27%           (1.49%)            13.67%            24.83%








RATIOS
Net Assets ^- End of Period
   ($000 Omitted)                               $7,731           $10,364           $50,516           $27,254
Ratio of Expenses to Average
   Net Assets#                                  2.11%@             2.00%            1.66%@             1.95%
Ratio of Net Investment Income to
   Average Net Assets#                           0.05%             0.25%             1.78%             1.43%
Portfolio Turnover Rate                         ^ 247%              193%              157%              215%
Average Commission Rate Paid^^                 $0.0907                 -           $0.1285                 -

# Various expenses of the Worldwide Capital Goods Fund were voluntarily absorbed by IFG and ITC for the ^ years ended July 31, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have ^ been 2.49% and 2.96%, respectively, and ratio of net investment income to average net assets would have been ^(0.33%) and (0.71%), respectively.

^@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold, which was a new disclosure requirement effective September 1, 1995.



      Further information about the performance of the Funds is contained in the Company's Annual Report to Shareholders, which may be obtained without charge by writing INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or by calling 1-800-525-8085.

PERFORMANCE DATA


      From time to time, the Funds advertise their total return performance. These figures are based upon historical investment results and are not intended to indicate future performance. The "total return" of a Fund refers to the ^ annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. Periods of one year, five years, and ten years and/or life of the Fund are used if available. Thus, any given report of total return performance should not be considered as representative of future performance. The Funds charge no sales loads, redemption fees, or exchange fees which would affect the total return computation.


      In conjunction with performance reports and/or analyses of shareholder service for the Funds, comparative data between the Funds' performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher
Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in advertising. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons, which may be used by the Funds in performance reports, will be drawn from the "Global Funds" Lipper mutual fund grouping, in addition to the broad-based Lipper general fund grouping.

INVESTMENT OBJECTIVES AND POLICIES

INVESCO WORLDWIDE CAPITAL GOODS FUND

      INVESCO Worldwide Capital Goods Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution, sale or service of capital goods, or in the mining, processing, manufacture, or distribution of raw materials and intermediate goods used by industry and agriculture. The foregoing investment objective is fundamental and may not be changed in any material respect without the approval of the Capital Goods Fund's shareholders. Capital goods include finished products and equipment used by industrial and agricultural firms, such as industrial machinery, construction equipment, computers, software, farm equipment, office equipment, and electrical and telecommunications equipment, as well as components and sub-assemblies of such products. Raw materials and intermediate goods include chemicals, timber, paper, metals, textiles, cement, gypsum and other commodities.

INVESCO WORLDWIDE COMMUNICATIONS FUND

      INVESCO Worldwide Communications Fund seeks to achieve a high total return on investment through capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution or sale of communications services and equipment. The foregoing investment objective is fundamental and may not be changed in any material respect without the approval of the Communications Fund's shareholders. The Communications Fund may invest in companies involved in services and products such as long distance, local and cellular telephone service; wireless communications systems such as personal communications networks, paging and special mobile radio; local and wide area networks; fiber optic transmission; satellite communication; microwave transmission; television and movie programming; broadcasting; and cable television.

      Up to 35% of the Communications Fund's assets will be invested, under normal circumstances, in companies that are engaged in developing, constructing or operating infrastructure projects throughout the world, or in supplying equipment or services to such companies. Infrastructure projects include communications systems such as those described above, as well as electric utilities, water and sewer projects, natural gas and oil pipelines, environmental projects, housing, and transportation projects such as airports, railroads, highways, bridges and ports.

Investment Policies Applicable to Both Funds

      Each Fund has a policy regarding concentration of its investments which is fundamental and may not be changed without the approval of the respective Fund's shareholders. The Capital Goods Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the capital goods, raw materials and intermediate goods industries described above. The Communications Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the communications industries described above. A particular company will be deemed to be primarily engaged in the group of industries designated for investment by a Fund if, in the determination of the Funds' investment adviser and sub- adviser (collectively, "Fund Management"), more than 50% of its gross income or net sales are derived from activities in such industries or more than 50% of its assets are dedicated to the production of revenues from such industries. In circumstances where, based on available financial information, a question exists whether a company meets one of these standards, the Fund may invest in equity securities of such company only if Fund Management determines, after review of information describing the company and its business activities, that the company's primary business is within the group of industries designated for investment by that Fund, as such industries are described above.

      Under normal circumstances, each Fund will invest at least 65% of its total assets in issuers domiciled in at least three countries, one of which may be the United States, although Fund Management expects each Fund's investments to be allocated among a larger number of countries. The percentage of each Fund's assets invested in United States securities normally will be higher than that invested in securities issued by companies in any other single country. However, it is possible that at times a Fund may have 65% or more of its total assets invested in foreign securities. Investments in foreign securities involve certain risks which are discussed below under "Risk Factors."

      Under normal conditions, each Fund will invest primarily in equity securities (common stocks and, to a lesser degree, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities). In selecting the equity securities in which the Funds invest, Fund Management attempts to identify companies that have demonstrated or, in Fund Management's opinion, are likely to demonstrate in the future, strong earnings growth relative to other companies in the same industry. The dividend payment records of companies are also considered. Equity securities may be issued by either established, well-capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market. The risks of investing in small capitalization companies are discussed below under "Risk Factors."

      Consistent with their investment objectives, the Funds also may invest in fixed-income securities (corporate bonds, commercial paper, debt securities issued by the U.S. government, its agencies and instrumentalities, or foreign governments and, to a lesser extent, municipal bonds, asset-backed securities and zero coupon bonds). Each Fund may invest no more than 15% of its total assets in debt securities that are rated below BBB by Standard & Poor's Ratings Group ("Standard & Poor's) or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, they are judged by Fund Management to be equivalent in quality to debt securities having such ratings (commonly referred to as "junk bonds").
In no event will a Fund ever invest in a debt security rated below CCC by Standard & Poor's or Caa by Moody's. The risks of investing in lower rated debt securities are discussed below under "Risk Factors."

      Each Fund may invest up to 35% of its total assets in securities of companies that are engaged in businesses outside the field of business activity in which at least 65% of the Fund's total assets is invested. These investments may include equity securities or fixed-income securities selected to meet the

Capital Goods Fund's investment objective of capital appreciation or the Communications Fund's objective of achieving a high total return on investment through capital appreciation and current income, as the case may be. Such equity securities may be issued by either established, well-capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market. Such fixed-income securities must meet the quality standards described above. These equity and fixed-income securities may be issued by either U.S. or foreign companies or governments. The risks of investing in lower rated debt securities and in foreign securities are discussed below under "Risk Factors." In addition, the Funds may hold certain cash and cash equivalent securities as cash reserves ("cash securities").

      The amount invested in stocks, bonds and cash securities may be varied from time to time, depending upon Fund Management's assessment of business, economic and market conditions. In periods of abnormal economic and market conditions, as determined by Fund Management, either Fund may depart from its basic investment objective and assume a temporary defensive position, with a larger portion of its assets invested in U.S. government and agency securities, investment grade corporate bonds or cash securities such as domestic certificates of deposit and banker's acceptances, repurchase agreements and commercial paper. The Funds reserve the right to hold equity, fixed income and cash securities in whatever proportion is deemed desirable at any time for defensive purposes. While a Fund is in a defensive position, the opportunity to achieve capital appreciation will be limited; however, the ability to maintain a defensive position enables the Funds to seek to avoid capital losses during market downturns. Under normal market conditions, the Funds do not expect to have a substantial portion of their assets invested in cash securities.

      In order to hedge their portfolios, the Funds may purchase and write options on securities (including index options and options on foreign securities), and may invest in futures contracts for the purchase or sale of foreign currencies, fixed-income securities and instruments based on financial indices (collectively, "futures contracts"), options on futures contracts, forward contracts and interest rate swaps and swap-related products. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. These practices and securities, some of which are known as derivatives, and their risks are discussed below under "Risk Factors" and in the Statement of Additional Information.

      Additional information on certain of the types of securities in which the Funds may invest is set forth below:

U.S. Government and Agency Securities

      Investments in U.S. government securities may consist of securities issued or guaranteed by the United States government and any agency or instrumentality of the United States government. In some cases, these securities are direct obligations of the U.S. government, such as U.S. Treasury bills, notes and bonds. In other cases, these securities are obligations guaranteed by the U.S. government, such as Government National Mortgage Association obligations, or obligations of U.S. government authorities, agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Financing Bank and Federal Farm Credit Bank, which are supported only by the assets of the issuer.

When-Issued Securities

      Each Fund may make commitments in an amount of up to 10% of the value of its total assets at the time any commitment is made to purchase or sell equity or debt securities on a when-issued or delayed delivery basis (i.e., securities may be purchased or sold by the Fund with settlement taking place in the future, often a month or more later). The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities generally are fixed at the time the Fund enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. Each Fund maintains cash, U.S. government securities, or other high-grade debt obligations readily convertible into cash having an aggregate value equal to the amount of such purchase commitments, in a segregated account until payment is made.

Illiquid and Rule 144A Securities

      The Funds are authorized to invest in securities which are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, a Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with effecting registration.

      Certain   restricted   securities  that  are  not  registered  for  sale
to the general public, but that can be resold to institutional investors ("Rule

144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

Repurchase Agreements

      The Funds may enter into repurchase agreements with respect to debt instruments eligible for investment by the Funds. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers, which are deemed creditworthy. A repurchase agreement, which may be considered a "loan" under the Investment Company Act of 1940, is a means of investing monies for a short period. In a repurchase agreement, a Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally, the next business day). In the event that the original seller defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell such security. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. A Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of its net assets would be invested in such repurchase agreements and other illiquid securities. The Funds have not adopted any limit on the amount of their net assets that may be invested in repurchase agreements maturing in seven days or less.

Securities Lending

      The Funds also may lend their securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits the Funds to earn income, which, in turn, can be invested in additional securities of the type described in this Prospectus in pursuit of the Funds' investment objectives. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. government or its agencies equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Cash collateral will be invested only in high quality short-term investments offering maximum liquidity. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Funds monitor the creditworthiness of borrowers in order to minimize such risks. A Fund will not lend any security if, as a result of the loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).

Portfolio Turnover

      There are no fixed limitations regarding portfolio turnover for the Funds' portfolios. Although the Funds do not trade for short-term profits, securities may be sold without regard to the time they have been held in a Fund when, in the opinion of Fund Management, investment considerations warrant such action. In addition, portfolio turnover rates may increase as a result of large amounts of purchases or redemptions of Fund shares due to economic, market or other factors that are not within the control of Fund Management. As a result, while it is anticipated that the portfolio turnover rates for the Funds' portfolios generally will not exceed 200%, under certain market conditions these portfolio turnover rates may exceed 200%. Increased portfolio turnover would cause a Fund to incur greater brokerage costs than would otherwise be the case, and may result in the acceleration of capital gains that are taxable when distributed to shareholders. The Funds' portfolio turnover rates are set forth under "Financial Highlights" and, along with the Funds' brokerage allocation policies, are discussed in the Statement of Additional Information.

Investment Restrictions

      The Funds are subject to a variety of restrictions regarding their investments that are set forth in this Prospectus and in the Statement of Additional Information. Certain of the Funds' investment restrictions are fundamental, and may not be altered without the approval of the respective Fund's shareholders. Such fundamental investment restrictions include the restrictions which prohibit a Fund from: lending more than 33-1/3% of its total assets to other parties (excluding purchases of commercial paper, debt securities and repurchase agreements); with respect to 75% of its total assets, purchasing the securities of any one issuer (other than cash items and government securities) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to own more than 10% of the outstanding voting securities of the issuer; and borrowing money or issuing senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33-1/3% of its total assets. However, unless otherwise noted, the Funds' investment restrictions and their investment policies are not fundamental and may be changed by action of the Company's board of directors. Unless otherwise noted, all percentage limitations contained in the Funds' investment policies and restrictions apply at the time an investment is made. Thus, subsequent changes in the value of an investment after purchase or in the value of the Funds' total assets will not cause any such limitation to have been violated or to require the disposition of any investment, except as otherwise required by law. If the credit ratings of an issuer are lowered below those specified for investment by the Funds, the Funds are not required to dispose of the obligations of that issuer. The determination of whether to sell such an obligation will be made by Fund Management based upon an assessment of credit risk and the prevailing market price of the investment. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. Each Fund attempts to minimize such fluctuations by not purchasing additional securities when borrowings, including reverse repurchase agreements, are greater than 5% of the value of the Fund's total assets. As a fundamental policy in addition to the above, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. See "Additional Information- Master/Feeder Option."

RISK FACTORS

      There can be no assurance that the Funds will achieve their investment objectives. The Funds' investments in common stocks and other equity securities may, of course, decline in value. The Funds' investments in fixed-income securities generally are subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of the debt securities in which the Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values. Although the Funds' investment adviser limits the Funds' investments in fixed-income securities to securities it believes are not highly speculative, both kinds of risk are increased by investing in debt securities rated below the top three grades by Standard & Poor's or Moody's or, if unrated, securities determined by the Funds' adviser to be of equivalent quality. Although bonds in the lowest investment grade debt category (those rated BBB by Standard & Poor's or Baa by Moody's) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by Standard & Poor's (categories BB, B, CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. For a specific description of each corporate bond rating category, please refer to Appendix B to the Statement of Additional Information.

Industry Concentration

      While the Funds diversify their investments by investing, with respect to 75% of their total assets, not more than 5% of their total assets in the securities of any one issuer, Fund Management normally will invest each Fund's assets primarily in companies engaged in the particular fields of business activity designated for investment by that Fund. As a result of this investment policy, an investment in a Fund may be subject to greater fluctuations in value than generally would be the case if an investment were made in an investment company that did not concentrate its investments in a similar manner. Certain economic factors or specific events may exert a disproportionate impact upon the prices of equity securities of companies within a particular industry relative to their impact on the prices of securities of companies engaged in other industries. For example, the success of the companies in which the Capital Goods Fund may invest is closely related to overall capital spending levels. Capital spending is influenced by broad factors such as economic cycles, interest rates, technological obsolescence, foreign competition and governmental regulation, as well as individual company factors such as profitability. The Communications Fund may invest in companies that are developing new technologies and, accordingly, are subject to the risks of intense competition, failure to obtain adequate financing or necessary regulatory approvals and rapid product obsolescence. In addition, the types of companies in which the Communications Fund may invest generally are subject to substantial government regulation. Companies engaged in infrastructure projects are subject to various risks, including difficulties in securing financing for large projects and costs and delays resulting from environmental considerations. In addition, changes in the market price of the equity securities of a particular company which occupies a dominant position in an industry may tend to influence the market prices of other companies within the same industry. As a result of the foregoing factors, an investment in one or both of the Funds may not constitute a complete, balanced investment program.

Foreign Securities

      For  U.S.   investors,   the   returns   on   foreign   securities   are
influenced not only by the returns on the foreign investments themselves, but also by currency risk (i.e., changes in the value of the currencies in which the securities are denominated relative to the U.S. dollar). In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign securities for a U.S.

investor are diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities generally are enhanced.

      Other risks and considerations of international investing include the following: differences in accounting, auditing and financial reporting standards which may result in less publicly available information than is generally available with respect to U.S. issuers; generally higher commission rates on foreign portfolio transactions and longer settlement periods; the smaller trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on a Fund's foreign securities, which may reduce dividend income payable to shareholders; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability which could affect U.S. investment in foreign countries; potential restrictions on the flow of international capital; and the possibility of a Fund experiencing difficulties in pursuing legal remedies and collecting judgments. The Fund's investments in foreign securities may include investments in developing countries. Many of these securities are speculative and their prices may be more volatile than those of securities issued by companies located in more developed countries.

Small Capitalization Companies

      The Funds may invest in equity securities issued by small-cap companies. The Funds' investments in small capitalization stocks may include companies that have limited operating histories, product lines, and financial and managerial resources. These companies may be subject to intense competition from larger companies, and their stock may be subject to more abrupt or erratic market movements than the stocks of larger, more established companies. Due to these and other factors, small cap companies may suffer significant losses as well as realize substantial growth.

Futures, Options and Other Derivative Instruments

      The use of futures, options, forward contracts and swaps exposes the Funds to additional investment risks and transaction costs. If Fund Management seeks to protect the Funds against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Funds, the Funds could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities;
(4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. Further information on the use of futures, options, forward foreign currency contracts and swaps and swap-related products, and the associated risks, is contained in the Statement of Additional Information.

THE FUNDS AND THEIR MANAGEMENT


     On November 4, 1996 an Agreement and Plan of Merger among INVESCO plc, INVESCO Group Services, Inc. ("Services") and AIM Management Group, Inc. ("AIM") was signed under which AIM will be merged with Services. When this merger takes effect, which is expected to occur in the first part of 1997, the Funds' Investment Advisory, Sub-Advisory, Distribution, Administrative Services, Transfer Agency, and Rule 12b-1 Agreements (the "Agreements") will automatically terminate. Consummation of this merger is conditioned, among other things, on new Agreements, essentially identical to the existing Agreements, including the provisions governing fees, being presented, and approved by, the Company's Board of Directors, and, where necessary, the Funds' shareholders prior to this merger taking effect. The meeting of the Funds' shareholders to consider approving the necessary new Agreements is expected to occur in early 1997. Fund Management anticipates that the key personnel responsible for providing services to the Funds will remain unchanged.


      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It was incorporated on April 12, 1994, under the laws of Maryland. The overall supervision of each Fund is the responsibility of the Company's board of directors.


      Pursuant to an agreement with the Company, INVESCO Funds Group, Inc. ("INVESCO"), 7800 E. Union Avenue, Denver, Colorado, serves as the Funds' investment adviser. Under this agreement, INVESCO is primarily responsible for providing the Funds with various administrative services and supervising the Funds' daily business affairs. These services are subject to review by the Company's board of directors.

      INVESCO is an indirect wholly-owned subsidiary of INVESCO PLC. INVESCO PLC is a financial holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO was established in 1932 and, as of July 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, with combined assets of approximately ^ $12.2 billion on behalf of over ^ 821,000 shareholders.

      Pursuant to an agreement with INVESCO, INVESCO Trust Company ("INVESCO Trust"), 7800 E. Union Avenue, Denver, Colorado, serves as the sub-adviser to each Fund. INVESCO Trust, a trust company founded in 1969, is a wholly-owned subsidiary of INVESCO that served as adviser or sub-adviser to ^ 46 investment portfolios as of July 31, ^ 1996, including 27 portfolios in the INVESCO group. These ^ 46 portfolios had aggregate assets of approximately ^ $11.4 billion as of July 31, ^ 1996. In addition, INVESCO Trust provides investment management services to private clients, including employee benefit plans that may be invested in a collective trust sponsored by INVESCO Trust. INVESCO Trust, subject to the supervision of INVESCO, is primarily responsible for selecting and managing the Funds' investments. Although the Company is not a party to the sub-advisory agreement, the agreement has been approved by INVESCO as the then sole shareholder of the Company.

      The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios of securities:

Capital Goods Fund

Albert M. Grossi              Portfolio   manager  of  the  Fund  since  1995;
                              portfolio     manager    of    INVESCO     Trust
                              Company;           formerly,           portfolio
                              manager/senior     analyst    of    Westinghouse
                              Pension   Investments   Corp.  (1988  to  1995);
                              retail   equity   marketing    coordinator   for
                              E.  F.   Hutton   (1981  to  1988);   securities
                              analyst   for    Shearson    American    Express
                              (1975   to   1981);   securities   analyst   for
                              Mutual   Benefit   Life   Insurance   (1974   to
                              1975);   M.B.A.   Rutgers   University;    B.A.,
                              Rutgers University.

Communications Fund


^ Jeffrey G. Morris           Portfolio   manager   of  the   Fund   since   ^
                              1996,    portfolio    manager   of   INVESCO   ^
                              Trust   Company.   Mr.   Morris   also   manages
                              the  INVESCO   Strategic   Portfolios,   Inc.  -
                              Environmental     Services     and     Utilities
                              Portfolios     and    the    INVESCO    VIF    -
                              Utilities   Portfolio^.    Mr.   Morris   joined
                              INVESCO   in  1991  and  served  as  a  research
                              analyst   (1994-1995).    He   earned   a   B.S.
                              from  Colorado   State   University.   He  is  a
                              Chartered Financial Analyst.



      Each Fund pays INVESCO a monthly advisory fee which is based upon a percentage of the average net assets of each Fund, determined daily. The maximum advisory fee is computed at the annual rate of 0.65% on the first $500 million of each Fund's average net assets, 0.55% on the next $500 million of each Fund's average net assets and 0.45% on each Fund's average net assets over $1 billion.

      Out of its advisory fee which it receives from the Funds, INVESCO pays INVESCO Trust, as sub-adviser to the Funds, a monthly fee, which is computed at the annual rate of 0.325% on the first $500 million of each Fund's average net assets, 0.275% on the next $500 million of each Fund's average net assets and 0.225% on each Fund's average net assets in excess of $1 billion. No fee is paid by the Funds to INVESCO Trust.

     The Company also has entered into an Administrative Services Agreement (the "Administrative Agreement") with INVESCO. Pursuant to the Administrative Agreement, INVESCO performs certain administrative, recordkeeping and internal sub-accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports and providing sub-accounting and recordkeeping services for Fund shareholder accounts maintained by certain retirement and employee benefit plans for the benefit of participants in such plans. For such services, each Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund. INVESCO also is paid a fee by each Fund for providing transfer agent services. See "Additional Information."


      Each Fund's expenses, which are accrued daily, are generally deducted from the Fund's total income before dividends are paid. Total expenses of the Capital Goods Fund (prior to any expense offset) and the Communications Fund for the fiscal year ended July 31, ^ 1996, including investment ^ management fees (but excluding brokerage commissions, which are included as a cost of acquiring securities), amounted to ^ 2.11% and ^ 1.66%, respectively, of ^ each Fund's average net assets. Certain expenses for each Fund are ^ voluntarily absorbed by INVESCO and INVESCO Trust Company ^ pursuant to a commitment to the Funds in order to ensure that each Fund's total operating expenses do not exceed 2.00%. ^ This commitment may be changed following consultation with the Company's board of directors. In the absence of such voluntary expense limitation ^, the Capital Goods Fund's total expenses for the fiscal year ended July 31, ^ 1996, would have been ^ 2.49% of the Fund's average net assets.

      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of their financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How Shares Can Be Purchased Distribution Expenses," the Company may market shares of the Funds through intermediary brokers or dealers that have entered into Dealer Agreements with INVESCO, as the Company's Distributor. The Funds may place orders for portfolio transactions with qualified ^ broker-dealers that recommend the Funds, or sell shares of the Funds to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms.


      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires investment and other personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Funds or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

HOW SHARES CAN BE PURCHASED

      Shares of each Fund are sold on a continuous basis by INVESCO, as the Funds' Distributor, at the net asset value per share next calculated after receipt of a purchase order in good form. No sales charge is imposed upon the sale of shares of the Funds. To purchase shares of either or both Funds, send a check made payable to INVESCO Funds Group, Inc., together with a completed application form, to:

                              INVESCO Funds Group, Inc.
                              Post Office Box 173706
                              Denver, Colorado  80217-3706

      Purchase orders must specify the Fund in which the investment is to be made.

      The minimum initial purchase must be at least $1,000, with subsequent investments of not less than $50, except that: (1) those shareholders establishing an EasiVest or direct payroll purchase account, as described below in the Prospectus section entitled "Services Provided by the Fund," may open an account without making any initial investment if they agree to make regular, minimum purchases of at least $50; (2) those shareholders investing in an Individual Retirement Account (IRA), or through omnibus accounts where individual shareholder recordkeeping and sub-accounting are not required, may make initial minimum purchases of $250; (3) Fund Management may permit a lesser amount to be invested in a Fund under a federal income tax-deferred retirement plan (other than an IRA account), or under a group investment plan qualifying as a sophisticated investor; and (4) Fund Management reserves the right to reduce or waive the minimum purchase requirements in its sole discretion where it determines such action is in the best interests of the Fund.

      The purchase of Fund shares can be expedited by placing bank wire, overnight courier or telephone orders. Overnight courier orders must meet the above minimum requirements. In no case can a bank wire order or telephone order be in an amount less than $1,000. For further information, the purchaser may call the Funds' office by using the telephone number on the cover of this Prospectus. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc., at 7800 E. Union Avenue, Denver, CO 80237.

      Orders to purchase shares of either Fund can be placed by telephone. Shares of the Funds will be issued at the net asset value per share next determined after receipt of telephone instructions. Generally, payments for telephone orders must be received by the respective Fund within three business days or the transaction may be cancelled. In the event of such cancellation, the purchaser will be held responsible for any loss resulting from a decline in the value of the shares. In order to avoid such losses, purchasers should send payments for telephone purchases by overnight courier or bank wire. INVESCO has agreed to indemnify the Funds for any losses resulting from such cancellations of telephone purchases.

      If your check does not clear, or if a telephone purchase must be cancelled due to nonpayment, you will be responsible for any related loss a Fund or INVESCO incurs. If you are already a shareholder in the INVESCO funds, the Funds have the option to redeem shares from any identically registered account in the Funds or any other INVESCO fund as reimbursement for any loss incurred. You also may be prohibited or restricted from making future purchases in any of the INVESCO funds.


      Persons who invest in the Funds through a securities broker may be charged a commission or transaction fee by the broker for the handling of the transaction if the broker so elects. Any investor may deal directly with a Fund in any transaction. In that event, there is no such charge. INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Funds.


      Each Fund reserves the right in its sole discretion to reject any order for purchase of its shares (including purchases by exchange) when, in the judgment of management, such rejection is in the best interest of the Fund.


      Net asset value per share is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange ^(usually 4:00 p.m., New York time) and also may be computed on other days under certain circumstances. Net asset value per share for each Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of that Fund. If market quotations are not readily available, a security or other asset will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.


      Distribution Expenses. Each Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by the Fund to INVESCO to reimburse it for particular expenditures incurred by INVESCO in connection with the distribution of the Fund's shares to investors. These expenditures may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include INVESCO affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

      In addition, other reimbursable expenditures include those incurred for advertising, the preparation and distribution of sales literature, the cost of printing and distributing prospectuses to prospective investors, and such other services and promotional activities for the Funds as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These securities and activities may be conducted by the staff of INVESCO or its affiliates or by third parties.

      Under the Plan, the Company's reimbursement to INVESCO on behalf of each Fund is limited to an amount computed at an annual rate of 0.25 of 1% of each Fund's average net assets during the month. INVESCO is not entitled to reimbursement for overhead expenses under the Plan, but may be reimbursed for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of INVESCO whose primary responsibilities involve marketing shares of the INVESCO funds, including the Funds. Payment amounts by each Fund under the Plan, for any month, may only be made to reimburse or pay expenditures incurred during the rolling 12-month period in which that month falls, although this period is expanded to 24 months for expenses incurred during the first 24 months of the Funds' operations. Therefore, any reimbursable expenses incurred by INVESCO in excess of the limitations described above are not reimbursable and will be borne by INVESCO. In addition, INVESCO may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide distribution related and/or administrative services for the Funds. No further payments will be made by a Fund under the Plan in the event of its termination. Also, any payments made by a Fund may not be used to finance the distribution of shares of any other fund of the Company or other mutual fund advised by INVESCO. Payments made by each Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.

SERVICES PROVIDED BY THE FUNDS

      Shareholder Accounts. INVESCO maintains a share account that reflects the current holdings of each shareholder. Share certificates will be issued only upon specific request. Since certificates must be carefully safeguarded, and must be surrendered in order to exchange or redeem Fund shares, most shareholders do not request share certificates in order to facilitate such transactions. Each shareholder is sent a detailed confirmation of each transaction in shares of the Funds. Shareholders whose only transactions are through the EasiVest, direct payroll purchase, automatic monthly exchange or periodic withdrawal programs, or are reinvestments of dividends or capital gains in the same or another fund, will receive confirmations of those transactions on their quarterly statements. These programs are discussed below. For information regarding a shareholder's account and transactions, the shareholder may call the Funds' office by using the telephone number on the cover of this Prospectus.

      Reinvestment of Distributions. Dividends and other distributions are automatically reinvested in additional shares of the Fund making the distribution at the net asset value per share of that Fund in effect on the ex-dividend date. A shareholder may, however, elect to reinvest dividends and other distributions in certain of the other no-load mutual funds advised and distributed by INVESCO, or to receive payment of all dividends and other distributions in excess of $10.00 by check by giving written notice to INVESCO at least two weeks prior to the record date on which the change is to take effect. Further information concerning these options can be obtained by contacting INVESCO.

      Periodic Withdrawal Plan. A Periodic Withdrawal Plan is available to shareholders who own or purchase shares of any mutual funds advised by INVESCO having a total value of $10,000 or more; provided, however, that at the time the Plan is established, the shareholder owns shares having a value of at least $5,000 in the fund from which the withdrawals will be made. Under the Periodic Withdrawal Plan, INVESCO, as agent, will make specified monthly or quarterly payments of any amount selected (minimum payment of $100) to the party designated by the shareholder. Notice of all changes concerning the Periodic Withdrawal Plan must be received by INVESCO at least two weeks prior to the next scheduled check. Further information regarding the Periodic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting INVESCO.

      Exchange Privilege. Shares of either Fund may be exchanged for shares of any other Fund of the Company, as well as for shares of any of the following other no-load mutual funds, which are also advised and distributed by INVESCO, on the basis of their respective net asset values at the time of the exchange:
INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Value Trust.

      An exchange involves the redemption of shares in a Fund and investment of the redemption proceeds in shares of another Fund of the Company or in shares of one of the funds listed above. Exchanges will be made at the net asset value per share next determined after receipt of an exchange request in proper order.
Any gain or loss realized on such an exchange is recognizable for federal income tax purposes by the shareholder. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc., using the telephone number or address on the cover of this Prospectus. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the Fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the Fund's applicable minimum subsequent investment requirements.

      The privilege of exchanging Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone exchange privileges, the investor has agreed that the Funds will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The Funds employ procedures, which they believe are reasonable, designed to confirm that exchange instructions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if a Fund fails to follow these or other reasonable procedures, the Fund may be liable.

      In order to prevent abuse of this privilege to the disadvantage of other shareholders, each Fund reserves the right to terminate the exchange privilege of any shareholder who requests more than four exchanges in a year. A Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder or group of shareholders has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The exchange privilege also may be modified or terminated at any time. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the Investment Company Act of 1940, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange privilege will be given at least 60 days prior to the date of termination or the effective date of the modification.

      Before making an exchange, the shareholder should review the prospectuses of the funds involved and consider their differences, and should be aware that the exchange privilege may only be available in those states where exchanges legally may be made, which will require that the shares being acquired are registered for sale in the shareholder's state of residence. Shareholders interested in exercising the exchange privilege may contact INVESCO for information concerning their particular exchanges.

      Automatic Monthly Exchange. Shareholders who have accounts in any one or more of the mutual funds distributed by INVESCO may arrange for a fixed dollar amount of their fund shares to be automatically exchanged for shares of any other INVESCO mutual fund listed under "Exchange Privilege" on a monthly basis. The minimum monthly exchange in this program is $50.00. This automatic exchange program can be changed by the shareholder at any time by notifying INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      EasiVest. For shareholders who want to maintain a schedule of monthly investments, EasiVest uses various methods to draw a preauthorized amount from the shareholder's bank account to purchase Fund shares. This automatic investment program can be changed by the shareholder at any time by writing to INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      Direct Payroll Purchase. Shareholders may elect to have their employer make automatic purchases of Fund shares for them by deducting a specified amount from their regular paychecks. This automatic investment program can be modified or terminated at any time by the shareholder, by notifying the employer. Further information regarding this service can be obtained by contacting INVESCO.

      Tax-Deferred Retirement Plans. Shares of either Fund may be purchased for self-employed individual retirement plans, IRAs, simplified employee pension plans and corporate retirement plans. In addition, shares can be used to fund tax qualified plans established under Section 403(b) of the Internal Revenue Code by educational institutions, including public school systems and private schools, and certain kinds of non-profit organizations, which provide deferred compensation arrangements for their employees.

      Prototype forms for the establishment of these various plans, including, where applicable, disclosure statements required by the Internal Revenue Service, are available from INVESCO. INVESCO Trust Company, a subsidiary of INVESCO, is qualified to serve as trustee or custodian under these plans and provides the required services at competitive rates. Retirement plans (other than IRAs) receive monthly statements reflecting all transactions in their Fund accounts. IRAs receive the confirmations and quarterly statements described under "Shareholder Accounts." For complete information, including prototype forms and service charges, call INVESCO at the telephone number listed on the cover of this Prospectus or send a written request to: Retirement Services,

INVESCO  Funds  Group,  Inc.,  Post  Office Box  173706,  Denver,  Colorado
80217-3706.

HOW TO REDEEM SHARES

      Shares of either Fund may be redeemed at any time at their current net asset value per share next determined after a request in proper form is received at the Funds' office. (See "How Shares Can Be Purchased.") Net asset value per share at the time of redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.


      If the shares to be redeemed are represented by stock certificates, a written request for redemption signed by the registered shareholder(s) and the certificates must be forwarded to INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc. at 7800 E. Union Avenue, Denver, CO 80237. If no certificates have been issued, a written redemption request signed by each registered owner of the account may be submitted to INVESCO at the address noted above. If shares are held in the name of a corporation, additional documentation may be necessary. Call or write for specifics. If payment for the redeemed shares is to be made to someone other than the registered owner(s), the signature(s) must be guaranteed by a financial institution which qualifies as an eligible guarantor institution. Redemption procedures with respect to accounts registered in the names of ^ broker-dealers may differ from those applicable to other shareholders.


      Be careful to specify the account from which the redemption is to be made. Shareholders have a separate account for each Fund in which they invest.

      Payment of redemption proceeds will be mailed within seven days following receipt of the required documents. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, or an emergency as defined by the Securities and Exchange Commission exists. If the shares to be redeemed were purchased by check and that check has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If a shareholder participates in EasiVest, the Fund's automatic monthly investment program, and redeems all of the shares in his Fund account, INVESCO will terminate any further EasiVest purchases unless otherwise instructed by the shareholder.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, each Fund reserves the right to effect the involuntary redemption of all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

      Fund shareholders (other than shareholders holding Fund shares in accounts of IRA plans) may request expedited redemption of shares having a minimum value of $250 (or redemption of all shares if their value is less than $250) held in accounts maintained in their name by telephoning redemption instructions to INVESCO, using the telephone number on the cover of this Prospectus. The redemption proceeds, at the shareholder's option, either will be mailed to the address listed for the shareholder's Fund account, or wired (minimum of $1,000) or mailed to the bank which the shareholder has designated to receive the proceeds of telephone redemptions. The Funds charge no fee for effecting such telephone redemptions. Unless Fund Management permits a larger redemption request to be placed by telephone, a shareholder may not place a redemption request by telephone in excess of $25,000. These telephone redemption privileges may be modified or terminated in the future at the discretion of Fund Management.

      For INVESCO Trust Company-sponsored federal income tax-deferred retirement plans, the term "shareholders" is defined to mean plan trustees that file a written request to be able to redeem Fund shares by telephone. Shareholders should understand that, while the Funds will attempt to process all telephone redemption requests on an expedited basis, there may be times, particularly in periods of severe economic or market disruption, when (a) they may encounter difficulty in placing a telephone redemption request, and (b) processing telephone redemptions will require up to seven days following receipt of the redemption request, or additional time because of the unusual circumstances set forth above.

      The privilege of redeeming Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing a New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone redemption privileges, the shareholder has agreed that the Funds will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The Funds employ procedures, which they believe are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if a Fund fails to follow these or other reasonable procedures, the Fund may be liable.

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     Taxes. Each Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to continue to qualify for tax treatment as a regulated investment company. Thus, the Funds do not expect to pay any federal income or excise taxes.

      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state, and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically invested in shares of a Fund or another fund in the INVESCO group.

      Each Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless a shareholder is subject to backup withholding for other reasons, the shareholder can avoid backup withholding on his Fund account by ensuring that INVESCO has a correct, certified tax identification number.

      Dividends and Capital Gain Distributions. Each Fund earns ordinary or net investment income, in the form of dividends and interest on its investments. Each Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Company's board of directors.

      In addition, each Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of the distribution regardless of how long the shares have been held. A Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying full purchase price, a portion of which is then returned in the form of a taxable distribution.

      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending on how long a

Fund held the security which gave rise to the gains. The capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends.

      Shareholders also may realize capital gains or losses when they sell Fund shares at more or less than the price originally paid.

      Shareholders  are encouraged to consult their tax advisers with respect to
these  matters.   For  further   information   see   "Dividends,   Capital  Gain
Distributions and Taxes" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. All shares of the Funds have equal voting rights, based on one vote for each share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. When not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required, and does not expect, to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Master/Feeder Option. The Company may in the future seek to achieve each Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by INVESCO in substantially the same manner as the existing Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the shareholders of the respective Fund. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the respective Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance can be given that costs will be materially reduced if this option is implemented.

      Shareholder Inquiries. All inquiries regarding the Funds should be directed to the Funds at the telephone number or mailing address set forth on the cover page of this Prospectus.


      Transfer and Dividend Disbursing Agent. INVESCO Funds Group, Inc., 7800 E. Union Ave., Denver, Colorado 80237, acts as registrar, transfer agent, and dividend disbursing agent for the Funds pursuant to a Transfer Agency Agreement which provides that each Fund will pay an annual fee of ^ $20.00 per shareholder account or omnibus account participant. The transfer agency fee is not charged to each shareholder's or participant's account, but is an expense of the Fund to be paid from the Fund's assets. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of INVESCO, may provide sub-transfer agency or record-keeping services to a Fund which reduce or eliminate the need for identical services to be provided on behalf of the Fund by INVESCO. In such cases, INVESCO may pay the third party an annual sub-transfer agency ^ or record-keeping fee out of the transfer agency fee which is paid to INVESCO by the Fund.

                                                   INVESCO SPECIALTY FUNDS, INC.
                                                   Two no-load mutual funds
                                                   investing globally in
                                                   designated market sectors.


                                                   PROSPECTUS
                                                   ^ December 1, 1996

To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085

To reach PAL, your 24-hour Personal Account Line, call:

      1-800-424-8085


You can find us on the World Wide Web:

      http://www.invesco.com


Or write to:

      INVESCO Funds Group, Inc., Distributor
      Post Office Box 173706
      Denver, Colorado  80217-3706

If you're in Denver, visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street

      Denver Tech Center
      7800 East Union Avenue
      Lobby Level

PROSPECTUS
^ December 1, 1996


                     INVESCO EUROPEAN SMALL COMPANY FUND

      INVESCO European Small Company Fund (the "Fund") seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of European companies whose individual equity market capitalizations would place them (at the time of purchase) in the same size range as companies in approximately the lowest 25% of market capitalization of companies that have equity securities listed on a U.S. national securities exchange or trade in the NASDAQ system ("small companies"). Based on this policy, the companies held by the Fund will typically have equity market capitalizations under $1 billion. Additionally, the Fund will, under normal circumstances, invest at least 65% of its total assets in issues domiciled in at least five countries, although the Fund's investment adviser expects the Fund's investments to be allocated among a larger number of countries. In this regard, no more than 50% of the Fund's total assets will be invested in any one country. For a description of risks inherent in investing in the Fund see "Risk Factors" on page 50 and "Portfolio Turnover" on page 49. The Fund is not intended as a complete investment program due to risks of investing in the Fund. See the section entitled "Risk Factors."


      The Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, managed, no-load mutual fund consisting of ^ five separate portfolios of investments. Separate prospectuses are available upon request from INVESCO Funds Group, Inc. for the Company's other funds, INVESCO Worldwide Capital Goods Fund, INVESCO Worldwide Communications Fund, ^ INVESCO Latin American Growth Fund and INVESCO Asian Growth Fund. Investors may purchase shares of any or all of the Funds. Additional funds may be offered in the future.

      This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund has been filed with the Securities and Exchange Commission. You can obtain a copy without charge by writing INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706; ^ by calling 1-800- 525-8085; or
on the World Wide Web: http://www.invesco.com.

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----


ANNUAL FUND EXPENSES                                                      ^ 40

FINANCIAL HIGHLIGHTS                                                      ^ 42

PERFORMANCE DATA                                                          ^ 44

INVESTMENT OBJECTIVE AND POLICIES                                         ^ 44

RISK FACTORS                                                              ^ 50

THE FUND AND ITS MANAGEMENT                                               ^ 52

HOW SHARES CAN BE PURCHASED                                               ^ 55

SERVICES PROVIDED BY THE FUND                                             ^ 58

HOW TO REDEEM SHARES                                                      ^ 61

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS                           ^ 63

ADDITIONAL INFORMATION                                                    ^ 64

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


THE STATEMENT OF ADDITIONAL INFORMATION, DATED ^ DECEMBER 1, 1996 , IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

ANNUAL FUND EXPENSES

     The Fund is no-load; there are no fees to purchase, exchange or redeem shares. The Fund, however, is authorized to pay a distribution fee pursuant to Rule 12b-1 under the Investment Company Act of 1940. (See "How Shares Can Be Purchased--Distribution Expenses.") Lower expenses benefit Fund shareholders by increasing the Fund's total return.

Shareholder Transaction Expenses
Sales load "charge" on purchases                                  None
Sales load "charge" on reinvested dividends                       None
Redemption fees                                                   None
Exchange fees                                                     None

Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fee                                                    0.75%
12b-1 Fees                                                        0.25%
Other Expenses(1)(2)                                              0.68% ^
  Transfer Agency Fee^(3)                         0.18%
  General Services, Administrative              ^ 0.50%
    Services, Registration, Postage^(4)
Total Fund Operating Expenses                                   ^ 1.68%
  (after voluntary expense limitation)(1)(2)^

      ^(1) It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian fees and pricing expenses were reduced under an expense offset arrangement. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offset arrangement, the figures shown above DO NOT reflect these reductions. In comparing expenses for different years, please note that the ratios of Expenses to Average Net Assets shown under "Financial Highlights" DO reflect reductions for periods prior to the fiscal year ended July 31, 1996. See "The Fund and Its Management."

      (2) Ratio is based on Total Expenses of the Funds, which is before any expense offset arrangements.

      (3) Consists   of   the   transfer    agency   fee   described   under
"Additional Information - Transfer and Dividend Disbursing Agent."

     ^(4) Includes, but is not limited to, fees and expenses of directors, custodian bank, legal counsel and ^ independent accountants, a securities pricing service, costs of administrative services furnished under an Administrative Services Agreement, costs of registration of Fund shares under applicable laws, and costs of printing and distributing reports to shareholders.

Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                  1 Year      3 Years     5 Years     10 Years
                  ------      -------     -------     --------
                  ^ $17         $53         $92         $200


      The purpose of the foregoing expense table and Example is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses are paid from the Fund's assets. (See "The Fund and Its Management.") The Fund charges no sales loads, redemption fees, or exchange fees. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.

      As a result of the 0.25% 12b-1 fee paid by the Fund, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

INVESCO Specialty Funds, Inc.
FINANCIAL HIGHLIGHTS

(For a Fund Share Outstanding ^ Throughout Each Period)
Period Ended July 31, ^ 1996

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the report of independent accountants thereon appearing in the Fund's ^ 1996 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Funds Group, Inc. at the address or telephone number shown below.




                                                     Year               Period
                                                    Ended                Ended
                                                 July 31^              July 31
                                              -----------          -----------
                                                     1996                 1995

European ^ Small Company ^ Fund^

PER SHARE DATA
Net Asset Value ^- Beginning of Period             $11.56               $10.00
                                              -----------          -----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.07                 0.04
Net Gains on Securities
   (Both Realized and Unrealized)                    3.52                 1.56
                                              -----------          -----------
Total from Investment Operations                     3.59                 1.60
                                              -----------          -----------
LESS DISTRIBUTIONS
Dividends from Net Investment Income               ^ 0.07                 0.04
^ Distributions from Capital Gains                   0.00                 0.00
                                             ^-----------          -----------
Total Distributions                                  0.07                 0.04
                                              -----------          -----------
Net Asset Value - End of Period                    $15.08               $11.56
                                              ===========          ===========

TOTAL RETURN                                       31.07%              15.98%*

RATIOS
Net Assets ^- End of Period
   ($000 Omitted)                                 $94,261               $3,801
Ratio of Expenses to Average
   Net Assets#                                     1.68%@               2.00%~
Ratio of Net Investment Income to
   Average^ Net Assets#                             1.23%               2.37%~
Portfolio Turnover Rate                            ^ 141%                  0%*

^ Average Commission Rate Paid^^                  $0.0125                    -

^* Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the European Small Company Fund were voluntarily absorbed by ^ IFG, and IAML for the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 10.17% (annualized) and ratio of net investment income to average net assets would have been (5.80%) (annualized).

@ Ratio is based on Total  Expenses  of the  Fund,  less  Expenses  Absorbed  by
Investment  Adviser,   if  applicable,   which  is  before  any  expense  offset
arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which was a new disclosure requirement effective September 1, 1995.^


      Further information about the performance of the Fund is contained in the Company's Annual Report to Shareholders, which may be obtained without charge by writing INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or by calling 1-800- 525-8085.

PERFORMANCE DATA


      From time to time, the Fund may advertise its total return performance. These figures are based upon historical earnings and are not intended to indicate future performance. The "total return" of the Fund refers to the ^ annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and other distributions, to the end of a specified period. Periods of one year, five years, ten years and/or life of the Fund are used if available. Thus, a report of total return performance should not be considered as representative of future performance. The Fund charges no sales loads, redemption fees, or exchange fees which would affect the total return computation.


      In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparative data between the Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average, the James Capel European Smaller Companies Index, the Hoare Govette Smaller Companies Index, the FT-Actuaries Europe Index and the Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in advertising. The Lipper
Analytical Services, Inc. mutual fund rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "International Small Company" Lipper mutual fund grouping, in addition to the broad-based Lipper general fund grouping.

INVESTMENT OBJECTIVE AND POLICIES

      INVESCO European Small Company Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of European companies whose individual equity market capitalizations would place them (at the time of purchase) in the same size range of companies in approximately the lowest 25% of market capitalization of companies that have equity securities listed on a U.S. national securities exchange or traded in the NASDAQ system ("small companies"). Based on this policy, the companies held by the Fund will typically have equity market capitalizations under $1 billion. The foregoing investment objective is fundamental and may not be changed without the approval of the INVESCO European Small Company shareholders. The balance of the Fund's assets may be invested in securities of companies other than European companies and companies whose capitalizations exceed that of small companies. The Fund defines securities of European companies as follows: (1) securities of companies organized under the laws of a European country; (2) securities of companies for which the principal securities trading market is in Europe; (3) securities issued or guaranteed by a government agency, instrumentality, political subdivision, or central bank of a European country; (4) securities of companies, wherever organized, with at least 50% of the issuer's assets, gross revenues, or profit in any one of the two most current fiscal years derived from activities or assets in Europe; or (5) securities of European companies, as defined above, in the form of depository receipts or shares. The Fund has not established any minimum investment standards, such as earnings history, type of industry, dividend payment history, etc., with respect to the Fund's investments in foreign equity securities and, therefore, investors in the Fund should consider that investments may consist in part of securities which may be deemed to be speculative.

      Additionally, under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least five countries, although Fund Management expects the Fund's investments to be allocated among a larger number of countries. For purposes of this Fund, investments may be made in any countries located on the European continent (which extends as far east as Russia) including, but not limited to, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Holland, Ireland, Italy, Luxembourg, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and United Kingdom. In that regard, no more than 50% of the Fund's total assets will be invested in securities issued by companies domiciled in any one single country. The economies of European countries may vary widely in their condition, and may be subject to sudden changes that could have a positive or negative impact on the Fund. The securities in which the Fund invests will typically be listed on the principal stock exchanges in these countries, or in the secondary or junior markets, although the Fund may purchase securities listed on the over-the-counter market in these countries. While the Fund's investment adviser believes that smaller companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, fund management expects, under normal market conditions, to vary its portfolio investments by company, industry and country. Investments in foreign securities involve certain risks which are discussed below under "Risk Factors."

      Under normal conditions, the Fund will invest primarily in equity securities (common stocks and, to a lesser degree, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities). In selecting the equity securities in which the

Fund invests, Fund Management attempts to identify small companies it believes offer favorable long-term growth potential. It also invests in companies which may receive greater market recognition over time. The Fund's investments in small capitalization stocks may include companies that have limited operating histories, product lines, and financial and managerial resources. These companies may be subject to intense competition from larger companies, and their stock may be subject to more abrupt or erratic market movements than the stocks of larger, more established companies. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth.

      Consistent with its investment objectives, the balance of the Fund's assets may be invested in fixed-income securities (corporate bonds, commercial paper, debt securities issued by the U.S. government, its agencies and instrumentalities, or foreign governments and, to a lesser extent, municipal bonds, asset-backed securities and zero coupon bonds). The Fund may invest no more than 15% of its total assets in debt securities that are rated below BBB by Standard & Poor's Corporation ("Standard & Poor's) or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, that are judged by Fund Management to be equivalent in quality to debt securities having such ratings (commonly referred to as "junk bonds"). In no event will a Fund ever invest in a debt security rated below CCC by Standard & Poor's or Caa by Moody's. The risks of investing in lower rated debt securities are discussed below under "Risk Factors."

      The amounts invested in stocks, bonds and cash securities may be varied from time to time, depending upon Fund Management's assessment of business, economic and market conditions. In periods of abnormal economic and market conditions, as determined by Fund Management, the Fund may depart from its basic investment objective and assume a temporary defensive position, with a large portion of its assets invested in U.S. government and agency securities, investment grade corporate bonds, or cash securities such as domestic certificates of deposit and banker's acceptances, repurchase agreements and commercial paper. The Fund reserves the right to hold equity, fixed income and cash securities in whatever proportion is deemed desirable at any time for temporary defensive purposes. While a Fund is in a temporary defensive position, the opportunity to achieve capital appreciation will be limited; however, the ability to maintain a temporary defensive position enables the Fund to seek to avoid capital losses during market downturns. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in cash securities.

      In order to hedge its portfolio, the Fund may purchase and write options on securities (including index options and options on securities), and may invest in futures contracts for the purchase or sale of foreign currencies, fixed-income securities and instruments based on financial indices (collectively, "futures contracts"), options on futures contracts, forward contracts and interest rate swaps and swap-related products. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. These practices and instruments, some of which are known as derivatives, and their risks are discussed below under "Risk Factors" and in the Statement of Additional Information.

      Additional information on certain types of securities in which the Fund may invest is set forth below:

When-Issued Securities

      The Fund may make commitments in an amount of up to 10% of the value of its total assets at the time any commitment is made to purchase or sell equity or debt securities on a when-issued or delayed delivery basis (i.e., securities may be purchased or sold by the Fund with settlement taking place in the future, often a month or more later). The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities are generally fixed at the time the Fund enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. The Fund maintains cash, U.S. government securities, or other high-grade debt obligations readily convertible into cash having an aggregate value equal to the amount of such purchase commitments in a segregated account until payment is made.

Illiquid and Rule 144A Securities

      The Fund is authorized to invest in securities which are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

     Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities.
The Company's board of directors has delegated to the adviser the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board.^ For more information concerning Rule 144A Securities, see the Statement of Additional Information.


      The settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries.

Repurchase Agreements

      The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers, which are deemed creditworthy. A repurchase agreement, which may be considered a "loan" under the Investment Company Act of 1940, is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally, the next business day). In the event that the original seller defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell such security. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 10% of its total assets would be invested in such repurchase agreements and other illiquid securities. The Fund has not adopted any limit on the amount of its net assets that may be invested in repurchase agreements maturing in seven days or less.

Securities Lending

     The Fund also may lend its securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities of the type described in this Prospectus in pursuit of the Fund's investment objective. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. government or its agencies equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Cash collateral will be invested only in high quality short-term investments offering maximum liquidity. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Fund monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of the loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).

Portfolio Turnover

      There are no fixed limitations regarding portfolio turnover for the Fund's portfolio. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of Fund Management, investment considerations warrant such action. In addition, portfolio turnover rates may increase as a result of large amounts of purchases or redemptions of Fund shares due to economic, market or other factors that are not within the control of Fund Management. As a result, while it is anticipated that the portfolio turnover rates for the Fund's portfolio generally will not exceed 200%, under certain market conditions these portfolio turnover rates may exceed 200%. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case, and may result in the acceleration of realized capital gains or losses that are taxable when distributed to shareholders. The Fund's portfolio turnover rates are set forth under "Financial Highlights" and, along with the Fund's brokerage allocation policies, are discussed in the Statement of Additional Information.

Investment Restrictions

      The Fund is subject to a variety of restrictions regarding its investments that are set forth in this Prospectus and in the Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental, and may not be altered without the approval of the Fund's shareholders. Such fundamental investment restrictions include the restrictions which prohibit the Fund from: lending more than 33-1/3% of its total assets to other parties (excluding purchases of commercial paper, debt securities and repurchase agreements); investing more than 25% of the value of the Fund's total assets in any one industry (other than government securities); with respect to 75% of its total assets, purchasing the securities of any one issuer (other than cash items and government securities) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to own more than 10% of the outstanding voting securities of the issuer; and borrowing money or issuing senior securities except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) including entering into reverse repurchase agreements consistent with the provisions of its fundamental and non-fundamental investment restrictions. However, unless otherwise noted, the Fund's investment restrictions and its investment policies are not fundamental and may be changed by action of the Company's board of directors. Unless otherwise noted, all percentage limitations contained in the Fund's investment policies and restrictions apply at the time an investment is made. Thus, subsequent changes in the value of an investment after purchase or in the value of the Fund's total assets will not cause any such limitation to have been violated or to require the disposition of any investment, except as otherwise required by law. If the credit ratings of an issuer are lowered below those specified for investment by the Fund, the Fund is not required to dispose of the obligations of that issuer. The determination of whether to sell such an obligation will be made by Fund Management based upon an assessment of credit risk and the prevailing market price of the investment. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. The Fund attempts to minimize such fluctuations by not purchasing additional securities when borrowings, including reverse repurchase agreements, are greater than 5% of the value of the Fund's total assets. As a fundamental policy in addition to the above, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. See "Additional Information-Master/Feeder Option."

RISK FACTORS

      There can be no assurance that the Fund will achieve its investment objective. The Fund's investments in common stocks and other equity securities may, of course, decline in value. There is typically less publicly available information concerning foreign and small companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts for such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.

Foreign Securities

     For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency risk (i.e., changes in the value of the currencies in which the securities are denominated relative to the U.S. dollar). In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign securities for a U.S. investor are diminished. By contrast, in a period when the U.S.

dollar generally declines, the returns on foreign securities generally are enhanced.

      Other risks and considerations of international investing include the following: differences in accounting, auditing and financial reporting standards which may result in less publicly available information than is generally available with respect to U.S. issuers; generally higher commission rates on foreign portfolio transactions and longer settlement periods; the smaller trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on the Fund's foreign securities, which may reduce dividend or capital gains income payable to shareholders; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability which could affect U.S. investment in foreign countries; potential restrictions on the flow of international capital; and the possibility of a Fund experiencing difficulties in pursuing legal remedies and collecting judgments. The Fund's investments in foreign securities may include investments in developing countries. Many of these securities are speculative and their prices may be more volatile than those of securities issued by companies located in more developed countries.

Lower Rated Securities

      The Fund's investments in fixed-income securities generally are subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of the debt securities in which the Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values. Although the Fund's investment adviser limits the Fund's investments in fixed-income securities to securities it believes are not highly speculative, both kinds of risk are increased by investing in debt securities rated below the top three grades by Standard & Poor's or Moody's or, if unrated, securities determined by the Fund's adviser to be of equivalent quality. Although bonds in the lowest investment grade debt category (those rated BBB by Standard & Poor's or Baa by Moody's) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. Lower rated bonds are commonly known as "junk bonds." Those so rated by Moody's (categories Ba, B, Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by Standard & Poor's (categories BB, B, CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. For a specific description of each corporate bond rating category, please refer to Appendix B to the Statement of Additional Information.

Futures, Options and Other Derivative Instruments

      The use of futures, options, forward contracts and swaps exposes the Fund to additional investment risks and transaction costs, and as a result, no more than 5% of the Fund's total assets will be committed to such investments. If Fund Management seeks to protect the Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, the Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. Further information on the use of futures, options, forward foreign currency contracts and swaps and swap-related products, and the associated risks, is contained in the Statement of Additional Information.

THE FUND AND ITS MANAGEMENT


     On November 4, 1996 an Agreement and Plan of Merger among INVESCO plc, INVESCO Group Services, Inc. ("Services") and AIM Management Group, Inc. ("AIM") was signed under which AIM will be merged with Services. When this merger takes effect, which is expected to occur in the first part of 1997, the Fund's Investment Advisory, Sub-Advisory, Distribution, Administrative Services, Transfer Agency, and Rule 12b-1 Agreements (the "Agreements") will automatically terminate. Consummation of this merger is conditioned, among other things, on new Agreements, essentially identical to the existing Agreements, including the provisions governing fees, being presented to, and approved by, the Company's Board of Directors, and, where necessary, the Fund's shareholders prior to this merger taking effect. The meeting of the Fund's shareholders to consider approving the necessary new Agreements is expected to occur in early 1997. Fund Management anticipates that the key personnel responsible for providing services to the Fund will remain unchanged.


      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It was incorporated on April 12, 1994, under the laws of Maryland. The overall supervision of the Fund is the responsibility of the Company's board of directors.

      Pursuant to an agreement with the Company, INVESCO Funds Group, Inc. ("INVESCO"), 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's investment adviser. Under this agreement, INVESCO is primarily responsible for providing the Fund with various administrative services and supervising the Fund's daily business affairs. These services are subject to review by the Company's board of directors.

      INVESCO  is  an  indirect   wholly-owned   subsidiary  of  INVESCO  PLC.
INVESCO PLC is a financial holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO was established in 1932 and, as of July 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, with combined assets of approximately ^ $12.2 billion on behalf of over ^ 821,000 shareholders.

      Pursuant to an agreement with INVESCO, ^ INVESCO Asset Management Limited ^("IAML") serves as the sub-adviser to the Fund. ^ IAML also is an indirect wholly-owned subsidiary of INVESCO PLC. ^ IAML also acts as sub-adviser to the INVESCO European Fund, the INVESCO Pacific Basin Fund and the INVESCO Latin American Growth Fund. ^ IAML, subject to the supervision of INVESCO, is primarily responsible for selecting and managing the Fund's investments. Although the Company is not a party to the sub-advisory agreement, the agreement has been approved by INVESCO as the then sole shareholder of the Company. ^


      The following individuals serve as lead portfolio managers for the Fund and are supported by a team of fund managers primarily responsible for determining, in accordance with a senior investment policy group, the country-by-country allocation of the portfolio's assets, overall stock selection and the ongoing implementation and risk control policies applicable to the portfolio:

Andy Crossley                 Co-portfolio   manager   of   the   Fund   since
                              1995   (inception);   Fund  manager  of  INVESCO
                              Asset     Management     Limited     (1991    to
                              present);    began    investment    career    in
                              1988;       B.S.-Banking       and      Finance,
                              Loughborough   University;   Associate   of  the
                              Chartered Institute of Bankers.

Claire Griffiths              Co-portfolio   manager   of   the   Fund   since
                              1995   (inception);   Fund  manager  of  INVESCO
                              Asset     Management     Limited     (1991    to
                              present);    began    investment    career    in
                              1989; M.A. St. John's College, Cambridge.


      Mr. Crossley and Ms. Griffiths head a team of individual country specialists who are responsible for managing security selection for their assigned country and sector within the parameters established by the investment policy group of ^ IAML, sub-adviser to the Fund.

      The Fund pays INVESCO a monthly advisory fee which is based upon a percentage of the average net assets of the Fund, determined daily. The maximum advisory fee is computed at the annual rate of 0.75% on the first $500 million of the Fund's average net assets, 0.65% on the next $500 million of the Fund's average net assets and 0.55% on the Fund's average net assets over $1 billion. ^




     Out of its advisory fee which it receives from the Fund, INVESCO pays ^ IAML, as sub-adviser to the Fund, a monthly fee, which is computed at the annual rate of 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion. No fee is paid by the Funds to IAML.


      The Company also has entered into an Administrative Services Agreement (the "Administrative Agreement") with INVESCO. Pursuant to the Administrative Agreement, INVESCO performs certain administrative, recordkeeping and internal sub-accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports and providing sub-accounting and recordkeeping services for Fund shareholder accounts maintained by certain retirement and employee benefit plans for the benefit of participants in such plans. For such services, the Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund. INVESCO also is paid a fee by the Fund for providing transfer agent services. See "Additional Information."


      The Fund's expenses, which are accrued daily, are generally deducted from the Fund's total income before dividends are paid. Total expenses of the Fund for the fiscal period ended July 31, ^ 1996, including investment ^ management fees (but excluding brokerage commissions, which are included as a cost of acquiring securities), amounted to ^ 1.68% of the Fund's average net assets. Certain expenses for the Fund are ^ voluntarily absorbed by INVESCO and ^ IAML pursuant to a commitment to the Fund in order to ensure that the Fund's total operating expenses do not exceed 2.00%. ^ This commitment may be changed following consultation with the Company's board of directors.

      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of their financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How Shares Can Be Purchased Distribution Expenses," the Company may market shares of the Funds through intermediary brokers or dealers that have entered into Dealer Agreements with INVESCO, as the Company's Distributor. The Funds may place orders for portfolio transactions with qualified ^ broker-dealers that recommend the Funds, or sell shares of the Funds to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms.


      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires investment and other personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Funds or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

HOW SHARES CAN BE PURCHASED

      Shares of the Fund are sold on a continuous basis by INVESCO, as the Fund's Distributor, at the net asset value per share next calculated after receipt of a purchase order in good form. No sales charge is imposed upon the sale of shares of the Fund. To purchase shares of the Fund, send a check made payable to INVESCO Funds Group, Inc., together with a completed application form, to:

                        Funds Group, Inc.
                        Post Office Box 173706
                        Denver, Colorado  80217-3706

      Purchase orders must specify the Fund in which the investment is to be made.

      The minimum initial purchase must be at least $1,000, with subsequent investments of not less than $50, except that: (1) those shareholders establishing an EasiVest or direct payroll purchase account, as described below in the Prospectus section entitled "Services Provided by the Fund," may open an account without making any initial investment if they agree to make regular, minimum purchases of at least $50; (2) those shareholders investing in an Individual Retirement Account (IRA), or through omnibus accounts where individual shareholder recordkeeping and sub-accounting are not required, may make initial minimum purchases of $250; (3) Fund Management may permit a lesser amount to be invested in a Fund under a federal income tax-deferred retirement plan (other than an IRA account), or under a group investment plan qualifying as a sophisticated investor; and (4) Fund Management reserves the right to reduce or waive the minimum purchase requirements in its sole discretion where it determines such action is in the best interests of the Fund.

      The purchase of Fund shares can be expedited by placing bank wire, overnight courier or telephone orders. Overnight courier orders must meet the above minimum requirements. In no case can a bank wire order or telephone order be in an amount less than $1,000. For further information, the purchaser may call the Fund's office by using the telephone number on the cover of this Prospectus. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc., at 7800 E. Union Avenue, Denver, CO 80237.

      Orders to purchase shares of the Fund can be placed by telephone. Shares of the Fund will be issued at the net asset value per share next determined after receipt of telephone instructions. Generally, payments for telephone orders must be received by the Fund within three business days or the transaction may be cancelled. In the event of such cancellation, the purchaser will be held responsible for any loss resulting from a decline in the value of the shares. In order to avoid such losses, purchasers should send payments for telephone purchases by overnight courier or bank wire. INVESCO has agreed to indemnify the Fund for any losses resulting from such cancellations of telephone purchases.

      If your check does not clear, or if a telephone purchase must be cancelled due to nonpayment, you will be responsible for any related loss the Fund or INVESCO incurs. If you are already a shareholder in the INVESCO funds, the Fund has the option to redeem shares from any identically registered account in the Fund or any other INVESCO fund as reimbursement for any loss incurred. You also may be prohibited or restricted from making future purchases in any of the INVESCO funds.


      Persons who invest in the Fund through a securities broker may be charged a commission or transaction fee by the broker for the handling of the transaction if the broker so elects. Any investor may deal directly with the Fund in any transaction. In that event, there is no such charge. INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund.


      The Fund reserves the right in its sole discretion to reject any order for purchase of its shares (including purchases by exchange) when, in the judgment of management, such rejection is in the best interest of the Fund.

      Net asset value per share is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time) and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of that Fund. If market quotations are not readily available, a security or other asset will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

     Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by the Fund to INVESCO to reimburse it for particular expenditures incurred by INVESCO in connection with the distribution of the Fund's shares to investors.

These expenditures may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include INVESCO affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

      In addition, other reimbursable expenditures include those incurred for advertising, the preparation and distribution of sales literature, the cost of printing and distributing prospectuses to prospective investors, and such other services and promotional activities for the Fund as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These services and activities may be conducted by the staff of INVESCO or its affiliates or by third parties.

      Under the Plan, the Company's reimbursement to INVESCO on behalf of the Fund is limited to an amount computed at an annual rate of 0.25 of 1% of the Fund's average net assets during the month. INVESCO is not entitled to reimbursement for overhead expenses under the Plan, but may be reimbursed for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of INVESCO whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Payment amounts by the Fund under the Plan, for any month, may only be made to reimburse or pay expenditures incurred during the rolling 12- month period in which that month falls, although this period is expanded to 24 months for expenses incurred during the first 24 months of the Fund's operations. Therefore, any reimbursable expenses incurred by INVESCO in excess of the limitations described above are not reimbursable and will be borne by INVESCO. In addition, INVESCO may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide distributor related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of its termination. Also, any payments made by the Fund may not be used to finance the distribution of shares of any other fund of the Company or other mutual fund advised by INVESCO. Payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.

SERVICES PROVIDED BY THE FUND

      Shareholder Accounts. INVESCO maintains a share account that reflects the current holdings of each shareholder. Share certificates will be issued only upon specific request. Since certificates must be carefully safeguarded, and must be surrendered in order to exchange or redeem Fund shares, most shareholders do not request share certificates in order to facilitate such transactions. Each shareholder is sent a detailed confirmation of each transaction in shares of the Fund. Shareholders whose only transactions are through the EasiVest, direct payroll purchase, automatic monthly exchange or periodic withdrawal programs, or are reinvestments of dividends or capital gains in the same or another fund, will receive confirmations of those transactions on their quarterly statements. These programs are discussed below. For information regarding a shareholder's account and transactions, the shareholder may call the Fund's office by using the telephone number on the cover of this Prospectus.

      Reinvestment of Distributions. Dividends and other distributions are automatically reinvested in additional shares of the Fund at the net asset value per share in effect on the ex- dividend date. A shareholder may, however, elect to reinvest dividends and other distributions in certain of the other no-load mutual funds advised and distributed by INVESCO, or to receive payment of all dividends and other distributions in excess of $10.00 by check by giving written notice to INVESCO at least two weeks prior to the record date on which the change is to take effect. Further information concerning these options can be obtained by contacting INVESCO.

      Periodic Withdrawal Plan. A Periodic Withdrawal Plan is available to shareholders who own or purchase shares of any mutual funds advised by INVESCO having a total value of $10,000 or more; provided, however, that at the time the Plan is established, the shareholder owns shares having a value of at least $5,000 in the fund from which the withdrawals will be made. Under the Periodic Withdrawal Plan, INVESCO, as agent, will make specified monthly or quarterly payments of any amount selected (minimum payment of $100) to the party designated by the shareholder. Notice of all changes concerning the Periodic Withdrawal Plan must be received by INVESCO at least two weeks prior to the next scheduled check. Further information regarding the Periodic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting INVESCO.

      Exchange Privilege. Shares of the Fund may be exchanged for shares of any other fund of the Company, as well as for shares of any of the following other no-load mutual funds, which are also advised and distributed by INVESCO, on the basis of their respective net asset values at the time of the exchange: INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO

Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Value Trust.

      An exchange involves the redemption of shares in the Fund and investment of the redemption proceeds in shares of another fund of the Company or in shares of one of the funds listed above. Exchanges will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Any gain or loss realized on such an exchange is recognizable for federal income tax purposes by the shareholder. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc., using the telephone number or address on the cover of this Prospectus. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the Fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the Fund's applicable minimum subsequent investment requirements.

      The privilege of exchanging Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone exchange privileges, the investor has agreed that the Funds will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that exchange instructions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.

      In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate the exchange privilege of any shareholder who requests more than four exchanges in a year. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder or group of shareholders has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The exchange privilege also may be modified or terminated at any time. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the Investment Company Act of 1940, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange privilege will be given at least 60 days prior to the date of termination or the effective date of the modification.

      Before making an exchange, the shareholder should review the prospectuses of the funds involved and consider their differences, and should be aware that the exchange privilege may only be available in those states where exchanges legally may be made, which will require that the shares being acquired are registered for sale in the shareholder's state of residence. Shareholders interested in exercising the exchange privilege may contact INVESCO for information concerning their particular exchanges.

      Automatic Monthly Exchange. Shareholders who have accounts in any one or more of the mutual funds distributed by INVESCO may arrange for a fixed dollar amount of their fund shares to be automatically exchanged for shares of any other INVESCO mutual fund listed under "Exchange Privilege" on a monthly basis. The minimum monthly exchange in this program is $50.00. This automatic exchange program can be changed by the shareholder at any time by notifying INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      EasiVest. For shareholders who want to maintain a schedule of monthly investments, EasiVest uses various methods to draw a preauthorized amount from the shareholder's bank account to purchase Fund shares. This automatic investment program can be changed by the shareholder at any time by writing to INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      Direct Payroll Purchase. Shareholders may elect to have their employer make automatic purchases of Fund shares for them by deducting a specified amount from their regular paychecks. This automatic investment program can be modified or terminated at any time by the shareholder, by notifying the employer. Further information regarding this service can be obtained by contacting INVESCO.

      Tax-Deferred Retirement Plans. Shares of the Fund may be purchased for self-employed individual retirement plans, IRAs, simplified employee pension plans and corporate retirement plans. In addition, shares can be used to fund tax qualified plans established under Section 403(b) of the Internal Revenue Code by educational institutions, including public school systems and private schools, and certain kinds of non-profit organizations, which provide deferred compensation arrangements for their employees.

      Prototype forms for the establishment of these various plans, including, where applicable, disclosure statements required by the Internal Revenue Service, are available from INVESCO. INVESCO Trust Company, a subsidiary of INVESCO, is qualified to serve as trustee or custodian under these plans and provides the required services at competitive rates. Retirement plans (other than IRAs) receive monthly statements reflecting all transactions in their Fund accounts. IRAs receive the confirmations and quarterly statements described under "Shareholder Accounts." For complete information, including prototype forms and service charges, call INVESCO at the telephone number listed on the cover of this Prospectus or send a written request to: Retirement Services, INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706.

HOW TO REDEEM SHARES

      Shares of the Fund may be redeemed at any time at their current net asset value per share next determined after a request in proper form is received at the Fund's office. (See "How Shares Can Be Purchased.") Net asset value per share at the time of redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.


      If the shares to be redeemed are represented by stock certificates, a written request for redemption signed by the registered shareholder(s) and the certificates must be forwarded to INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc. at 7800 E. Union Avenue, Denver, CO 80237. If no certificates have been issued, a written redemption request signed by each registered owner of the account must be submitted to INVESCO at the address noted above. If shares are held in the name of a corporation, additional documentation may be necessary. Call or write for specifics. If payment for the redeemed shares is to be made to someone other than the registered owner(s), the signature(s) must be guaranteed by a financial institution which qualifies as an eligible guarantor institution. Redemption procedures with respect to accounts registered in the names of ^ broker-dealers may differ from those applicable to other shareholders.


      Be careful to specify the account from which the redemption is to be made. Shareholders have a separate account for each Fund in which they invest.

      Payment of redemption proceeds will be mailed within seven days following receipt of the required documents. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, or an emergency as defined by the Securities and Exchange Commission exists. If the shares to be redeemed were purchased by check and that check has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

     If a shareholder participates in EasiVest, the Fund's automatic monthly investment program, and redeems all of the shares in his Fund account. INVESCO will terminate any further EasiVest purchases unless otherwise instructed by the shareholder.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to effect the involuntary redemption of all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

      Fund shareholders (other than shareholders holding Fund shares in accounts of IRA plans) may request expedited redemption of shares having a minimum value of $250 (or redemption of all shares if their value is less than $250) held in accounts maintained in their name by telephoning redemption instructions to INVESCO, using the telephone number on the cover of this Prospectus. The redemption proceeds, at the shareholder's option, either will be mailed to the address listed for the shareholder's Fund account, or wired (minimum of $1,000) or mailed to the bank which the shareholder has designated to receive the proceeds of telephone redemptions. The Fund charges no fee for effecting such telephone redemptions. Unless Fund Management permits a larger redemption request to be placed by telephone, a shareholder may not place a redemption request by telephone in excess of $25,000. These telephone redemption privileges may be modified or terminated in the future at the discretion of the Fund's management.

      For INVESCO Trust Company-sponsored federal income tax-deferred retirement plans, the term "shareholders" is defined to mean plan trustees that file a written request to be able to redeem Fund shares by telephone. Shareholders should understand that, while the Fund will attempt to process all telephone redemption requests on an expedited basis, there may be times, particularly in periods of severe economic or market disruption, when (a) they may encounter difficulty in placing a telephone redemption request, and (b) processing telephone redemptions will require up to seven days following receipt of the redemption request, or additional time because of the unusual circumstances set forth above.

      The privilege of redeeming Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing a New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone redemption privileges, the shareholder has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believe to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to continue to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.

      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state, and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically invested in shares of the Fund or another fund in the INVESCO group.

      The Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless a shareholder is subject to backup withholding for other reasons, the shareholder can avoid backup withholding on his Fund account by ensuring that INVESCO has a correct, certified tax identification number.

      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income, in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Company's board of directors.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of the distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying full purchase price, a portion of which is then returned in the form of a taxable distribution.

      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending on how long the Fund held the security which gave rise to the gains. The capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends.

      Shareholders also may realize capital gains or losses when they sell Fund shares at more or less than the price originally paid.

      Shareholders  are encouraged to consult their tax advisers with respect to
these  matters.   For  further   information   see   "Dividends,   Capital  Gain
Distributions and Taxes" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. All shares of the Fund have equal voting rights, based on one vote for each share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. When not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required, and does not expect, to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company or partnership having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by INVESCO in substantially the same manner as the existing Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the shareholders of the Fund. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance can be given that costs will be materially reduced if this option is implemented.

      Shareholder Inquiries. All inquiries regarding the Fund should be directed to the Fund at the telephone number or mailing address set forth on the cover page of this Prospectus.


      Transfer and Dividend Disbursing Agent. INVESCO Funds Group, Inc., 7800 E. Union Ave., Denver, Colorado 80237, acts as registrar, transfer agent, and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement which provides that the Fund will pay an annual fee of ^ $20.00 per shareholder account or omnibus account participant. The transfer agency fee is not charged to each shareholder's or participant's account, but is an expense of the Fund to be paid from the Fund's assets. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of INVESCO, may provide sub-transfer agency or record-keeping services to the Fund which reduce or eliminate the need for identical services to be provided on behalf of the Fund by INVESCO. In such cases, INVESCO may pay the third party an annual sub-transfer agency ^ or record-keeping fee out of the transfer agency fee which is paid to INVESCO by the Fund.

                                    INVESCO   EUROPEAN   SMALL  COMPANY  FUND  A
                                    no-load   mutual   fund   seeking    capital
                                    appreciation.


                                    PROSPECTUS
                                    ^ December 1, 1996

To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085

To reach PAL, your 24-hour Personal Account Line, call:

      1-800-424-8085


You can find us on the World Wide Web:

      http://www.invesco.com


Or write to:

      INVESCO Funds Group, Inc., Distributor
      Post Office Box 173706
      Denver, Colorado  80217-3706

If you're in Denver, visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street

      Denver Tech Center
      7800 East Union Avenue
      Lobby Level

PROSPECTUS
^ December 1, 1996


                      INVESCO LATIN AMERICAN GROWTH FUND


      INVESCO Latin American Growth Fund (the "Fund") seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities (common stocks and, to a lesser degree, depository receipts, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities) of Latin American issuers. For purposes of this Fund, Latin America will include: Mexico, Central America, South America, and the Spanish speaking islands of the Caribbean. The Fund is not intended as a complete investment program due to risks of investing in the Fund. For a description of risks inherent in investing in the Fund see "Risk Factors" on page ^ 80 and "Portfolio Turnover" on page ^ 79.

      The Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, managed, no-load mutual fund consisting of ^ five separate portfolios of investments. Separate prospectuses are available upon request from INVESCO Funds Group, Inc. for the Company's other funds, INVESCO Worldwide Capital Goods Fund, INVESCO Worldwide Communications Fund, ^ INVESCO European Small Company Fund and INVESCO Asian Growth Fund. Investors may purchase shares of any or all of the Funds. Additional funds may be offered in the future.

      This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund has been filed with the Securities and Exchange Commission. You can obtain a copy without charge by writing INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706; ^ by calling 1-800- 525-8085; or
on the World Wide Web: http://www.invesco.com.


      THE FUND MAY INVEST UP TO 35% OF ITS ASSETS IN LOWER RATED BONDS AND FOREIGN DEBT SECURITIES, COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. PURCHASER SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND. SEE "INVESTMENT OBJECTIVE AND POLICIES" AND "RISK FACTORS."
                                 ------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


THE STATEMENT OF ADDITIONAL INFORMATION, DATED ^ DECEMBER 1, 1996 , IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

TABLE OF CONTENTS                                                         Page
                                                                          ----

ANNUAL FUND EXPENSES                                                        70

FINANCIAL HIGHLIGHTS                                                        72

PERFORMANCE DATA                                                            74

INVESTMENT OBJECTIVE AND POLICIES                                           74

RISK FACTORS                                                                80

THE FUND AND ITS MANAGEMENT                                                 88

HOW SHARES CAN BE PURCHASED                                                 90

SERVICES PROVIDED BY THE FUND                                               93

HOW TO REDEEM SHARES                                                        97

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS                             99

ADDITIONAL INFORMATION                                                     100

ANNUAL FUND EXPENSES

      The Fund is no-load; there are no fees to purchase, exchange or redeem shares other than a fee to redeem or exchange shares held less than 3 months. (See "Shareholder Transaction Expenses.") The Fund, however, is authorized to pay a distribution fee pursuant to Rule 12b-1 under the Investment Company Act of 1940. (See "How Shares Can Be Purchased--Distribution Expenses.") Lower expenses benefit Fund shareholders by increasing the Fund's total return.

Shareholder Transaction Expenses
Sales load "charge" on purchases                                    None
Sales load "charge" on reinvested dividends                         None
Redemption fees                                                     2.00%*
Exchange fees                                                       2.00%*

Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fee                                                      0.75%
12b-1 Fees                                                          0.25%
Other Expenses(1)(2)                                                1.14% ^
  Transfer Agency ^ Fee(3)                         0.27%
  General Services, Administrative                ^0.87%
    Services, Registration, Postage ^(4)
Total Fund Operating Expenses(1)(2)                                 2.14% ^


*There is a 1% fee retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges, which is imposed only on redemptions or exchanges of shares held less than 3 months.


      (1) ^ It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian fees and pricing expenses were reduced under an expense offset arrangement. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offset arrangement, the figures shown above DO NOT reflect these restrictions. In comparing expenses for different years, please note that the ratios of Expenses to Average Net Assets shown under "Financial Highlights" DO reflect reductions for periods prior to the fiscal year ended July 31, 1996. See "The Fund and Its Management."

      ^(2) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangement.

      (3)   Consists   of   the   transfer    agency   fee   described   under
"Additional Information-Transfer and Dividend Disbursing Agent."

     ^(4) Includes, but is not limited to, fees and expenses of directors, custodian bank, legal counsel and auditors, a securities pricing service, costs of administrative services furnished under an Administrative Services Agreement, costs of registration of Fund shares under applicable laws, and costs of printing and distributing reports to shareholders.

Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                  1 Year      3 Years     5 Years     10 Years
                  ------      -------     -------     --------
                  ^ $22         $68         $116        $249


      The purpose of the foregoing expense table and Example is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses are paid from the Fund's assets. (See "The Fund and Its Management.") THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.

      As a result of the 0.25% 12b-1 fee paid by the Fund, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

INVESCO Specialty Funds, Inc.
FINANCIAL HIGHLIGHTS

(For a Fund Share Outstanding ^ Throughout Each Period)
Period Ended July 31, ^ 1996

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the report of independent accountants thereon appearing in the Fund's ^ 1996 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Funds Group, Inc. at the address or telephone number shown below.




                                            Year Ended      Period Ended
                                              July 31^           July 31
                                         -------------      ------------
                                                  1996              1995

PER SHARE DATA
Net Asset Value ^- Beginning of Period          $11.69            $10.00
                                         -------------      ------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.08              0.02
Net Gains on Securities
   (Both Realized and Unrealized)               ^ 1.62              1.69
                                         -------------      ------------
Total from Investment Operations                ^ 1.70              1.71
                                         -------------      ------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income            ^ 0.09              0.02
^ Distributions from Capital Gains                0.44              0.00
                                        ^-------------      ------------
Total Distributions                               0.53              0.02
                                         -------------      ------------
Net Asset Value - End of Period                 $12.86            $11.69
                                         =============      ============

TOTAL RETURN+                                   15.27%           17.09%*

RATIOS
Net Assets ^- End of Period
   ($000 Omitted)                              $32,064            $7,423
Ratio of Expenses to Average
   Net Assets#                                  2.14%@            2.00%~
Ratio of Net Investment Income to
   Average^ Net Assets#                          1.26%            0.79%~
Portfolio Turnover Rate                          ^ 29%              30%*
^ Average Commission Rate Paid^^               $0.0001                 -

^+ Total return for the Latin American Growth Fund does not reflect the effect of the applicable redemption fees.

*  Based  on   operations   for  the  period  shown  and,   accordingly,   are
not representative of a full year. ^

# Various expenses of the Latin American Growth Fund were voluntarily absorbed by ^ IFG and MIL for the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 4.49% (annualized) and ratio of net investment income to average net assets would have been (1.70%) (annualized).

@ Ratio is based on Total  Expenses  of the  Fund,  less  Expenses  Absorbed  by
Investment  Adviser,   if  applicable,   which  is  before  any  expense  offset
arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which was a new disclosure requirement effective September 1, 1995.^


      Further information about the performance of the Fund is contained in the Company's Annual Report to Shareholders, which may be obtained without charge by writing INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or by calling 1-800- 525-8085.

PERFORMANCE DATA


      From time to time, the Fund may advertise its total return performance. These figures are based upon historical investment results and are not intended to indicate future performance. The "total return" of the Fund refers to the ^ annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and other distributions, to the end of a specified period. Periods of one year, five years, ten years and/or life of the Fund are ^ used if available. Thus, a report of total return performance should not be considered as representative of future performance. The Fund charges no sales loads which would affect the total return computation. However, the total return computation may be affected as a result of the 1% redemption or exchange fee which is retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges, which is imposed on redemptions or exchanges of shares held less than 3 months.


      In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparative data between the Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher
Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in advertising. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Latin American" Lipper mutual fund grouping, in addition to the broad-based Lipper general fund grouping.

INVESTMENT OBJECTIVE AND POLICIES

      INVESCO Latin American Growth Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities (common stocks and, to a lesser degree, depository receipts, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities) of Latin American issuers. The foregoing investment objective is fundamental and may not be changed in any material respect without the approval of the Fund's shareholders. For purposes of this Fund, Latin America will include: Mexico, Central America,
South America, and the Spanish speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows: (1) securities of companies organized under the laws of a Latin American country; (2) securities of companies for which the principal securities trading market is in Latin
America; (3) securities issued or guaranteed by a government agency, instrumentality, political subdivision, or central bank of a Latin American country; (4) securities of issuers, wherever organized, with at least 50% of the issuer's assets, capitalization, gross revenues, or profit in any one of the two most current fiscal years derived from activities or assets in Latin America; or
(5) securities of Latin American issuers, as defined above, in the form of depository shares.

      The economies of Latin American countries may vary widely in their condition, and may be subject to certain changes that could have a positive or negative impact on the Fund. Investments in foreign securities involve certain risks which are discussed below under "Risk Factors."

      Investment in this Fund involves above-average investment risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. A 2% fee, described more fully under "Services Provided by the Fund" and "How to Redeem Shares," is payable to the Fund for the benefit of remaining shareholders for redemption or exchange of shares held less than three months.

     Under  normal  conditions,   the  Fund  will  invest  primarily  in  equity
securities (common stocks and, to a lesser degree, depository receipts, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities) which are discussed more fully in the Statement of Additional Information. In selecting the equity securities in which the Fund invests, the Fund's investment adviser and sub-adviser (collectively, "Fund Management") attempt to identify companies that have demonstrated or, in Fund Management's opinion, are likely to demonstrate in the future, strong earnings growth that reflects the underlying economic activity within the country or countries in which they operate. The dividend payment records of companies are also considered. Equity securities may be issued by either established, well-capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market. The Fund's investments in small capitalization stocks may include companies that have limited operating histories, product lines, and financial and managerial resources. These companies may be subject to intense competition from larger companies, and their stock may be subject to more abrupt or erratic market movements than the stocks of larger, more established companies. Due to these and other factors, small-cap companies may suffer significant losses as well as realize substantial growth.

      The balance of the Fund's assets may be invested in securities of U.S. and other non-Latin American corporate or governmental issuers. These investments may include equity securities or fixed-income securities selected to meet the Fund's investment objective of capital appreciation. Such equity securities may be issued by either established, well-capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market. Such fixed-income securities must meet the quality standards described below. The risks of investing in lower rated debt securities and in foreign securities are discussed below under "Risk Factors." In addition, the Fund may hold certain cash and cash equivalent securities as cash reserves ("cash securities").

      As discussed above, consistent with its investment objective, the Fund may invest in fixed income securities (corporate bonds, commercial paper, debt securities issued by the U.S. government, its agencies and instrumentalities, or foreign governments and, to a lesser extent, municipal bonds, asset-backed securities and zero coupon bonds). The Fund may invest up to 35% of its total assets in debt securities that are rated below BBB by Standard & Poor's Ratings Group ("Standard & Poor's") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, that are judged by Fund Management to be equivalent in quality to debt securities having such ratings (commonly referred to as "junk bonds"). The Fund expects that most foreign debt securities in which it invests will not be rated by U.S. rating services, as discussed more fully below. In no event will the Fund ever invest in a debt security rated below CCC by Standard & Poor's or Caa by Moody's. The risks of investing in lower rated debt securities are discussed below under "Risk Factors."

      The amounts invested in stocks, bonds and cash securities may be varied from time to time, depending upon Fund Management's assessment of business, economic and market conditions. In periods of adverse economic and market conditions, as determined by Fund Management, the Fund may depart from its basic investment objective and assume a temporary defensive position, with up to 100% of its assets invested in U.S. government and agency securities, investment grade corporate bonds, or cash securities such as domestic certificates of deposit and bankers' acceptances, repurchase agreements and commercial paper. The Fund reserves the right to hold equity, fixed income and cash securities in whatever proportion is deemed desirable at any time for temporary defensive purposes. While the Fund is in a temporary defensive position, the opportunity to achieve capital appreciation will be limited; however, the ability to maintain a temporary defensive position enables the Fund to seek to avoid capital losses during market downturns. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in cash securities.

      In order to hedge its portfolio, the Fund may purchase and write options on securities (including index options and options on foreign securities), and may invest in futures contracts for the purchase or sale of foreign currencies, fixed-income securities and instruments based on financial indices
(collectively, "futures contracts"), options on futures contracts, forward contracts and interest rate swaps and swap-related products. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. These practices and securities, some of which are known as derivatives, and their risks are discussed below under "Risk Factors" and in the Statement of Additional Information.

      Additional information on certain types of securities in which the Fund may invest is set forth below:

When-Issued Securities

      The Fund may make commitments in an amount of up to 10% of the value of its total assets at the time any commitment is made to purchase or sell equity or debt securities on a when-issued or delayed delivery basis (i.e., securities may be purchased or sold by the Fund with settlement taking place in the future, often a month or more later). The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities generally are fixed at the time the Fund enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. The Fund maintains cash, U.S. government securities, or other high-grade debt obligations readily convertible into cash having an aggregate value equal to the amount of such purchase commitments in a segregated account until payment is made.

Illiquid and Rule 144A Securities

      The Fund is authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. ^ For more information concerning Rule 144A Securities, see the Statement of Additional Information.


      The settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries.

Repurchase Agreements

      The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. Such agreements may be considered loans under the Investment Company Act of 1940. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers, which are deemed creditworthy. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally, the next business day). In the event that the original seller defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell such security. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 10% of its total assets would be invested in such repurchase agreements and other illiquid securities. The Fund has not adopted any limit on the amount of its net assets that may be invested in repurchase agreements maturing in seven days or less.

Securities Lending

     The Fund also may lend its securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities of the type described in this Prospectus in pursuit of the Fund's investment objective. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. government or its agencies equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Cash collateral will be invested only in high quality short-term investments offering maximum liquidity. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Fund monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of the loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).

Portfolio Turnover

      There are no fixed limitations regarding portfolio turnover for the Fund's portfolio. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of Fund Management, investment considerations warrant such action. In addition, portfolio turnover rates may increase as a result of large amounts of purchases or redemptions of Fund shares due to economic, market or other factors that are not within the control of Fund Management. As a result, while it is anticipated that the portfolio turnover rate for the Fund's portfolio generally will not exceed 200%, under certain market conditions the portfolio turnover rate may exceed 200%, and may be higher than that of other investment companies seeking capital appreciation. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case, and may result in the acceleration of capital gains that are taxable when distributed to shareholders. The Fund's portfolio turnover rates are set forth under "Financial Highlights" and, along with the Fund's brokerage allocation policies, are discussed in the Statement of Additional Information.

Investment Restrictions

     The Fund is subject to a variety of restrictions regarding its investments that are set forth in this Prospectus and in the Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental, and may not be altered without the approval of the Fund's shareholders. Such fundamental investment restrictions include the restrictions which prohibit the Fund from: lending more than 33-1/3% of its total assets to other parties (excluding purchases of commercial paper, debt securities and repurchase agreements); investing more than 25% of the value of the Fund's total assets in any one industry (other than government securities); with respect to 75% of its total assets, purchasing the securities of any one issuer (other than cash items and government securities) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to own more than 10%
of the outstanding voting securities of the issuer; and borrowing money or issuing senior securities except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33-1/3% of its total assets. However, unless otherwise noted, the Fund's investment restrictions and its investment policies are not fundamental and may be changed by action of the Company's board of directors. Unless otherwise noted, all percentage limitations contained in the Fund's investment policies and restrictions apply at the time an investment is made. Thus, subsequent changes in the value of an investment after purchase or in the value of the Fund's total assets will not cause any such limitation to have been violated or to require the disposition of any investment, except as otherwise required by law. If the credit ratings of an issuer are lowered below those specified for investment by the Fund, the Fund is not required to dispose of the obligations of that issuer. The determination of whether to sell such an obligation will be made by Fund Management based upon an assessment of credit risk and the prevailing market price of the investment. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. The Fund attempts to minimize such fluctuations by not purchasing additional securities when borrowings, including reverse repurchase agreements, are greater than 5% of the value of the Fund's total assets. As a fundamental policy in addition to the above, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. See "Additional Information-Master/Feeder Option."

RISK FACTORS

      There can be no assurance that the Fund will achieve its investment objective. The Fund's investments in common stocks and other equity securities may, of course, decline in value. The Fund's assets will be invested primarily in non-U.S. issuers. Investors should recognize that investing in securities of non-U.S. issuers involves certain risks and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. issuers. Further, certain investments that the Fund may purchase, and investment techniques that the Fund may use, involve risks, including those set forth below.

Social Political and Economic Risks

      The Fund may make investments in developing countries that involve exposure to economic structures that generally are less diverse and mature than in the United States, and to political systems that may be less stable. A developing country can be considered to be a country that is in the initial stages of its industrialization cycle. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors.

      The Latin American countries in which the Fund will invest may be subject to a substantially greater degree of social, political and economic instability than is the case in the United States, Japan and Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, and changes in government through extra- constitutional means;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies and terrorist activities; (iv) hostile relations with neighboring countries; and (v) drug trafficking. Social, political and economic instability could significantly disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

      The economies of individual Latin American countries may differ favorably or unfavorably and significantly from the U.S. economy in such respects as the rate of growth of gross domestic product or gross national product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, structural unemployment and balance of payments position. Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In some cases, the government owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in a Latin American country, which could affect private sector companies and the Fund, and on market conditions, prices and yields of securities in the Fund's portfolio. There may be the possibility of nationalization, asset expropriations or future confiscatory levels of taxation affecting the Fund. In the event of nationalization, expropriation or other confiscation, the Fund may not be fairly compensated for its loss and could lose its entire investment in the country involved. The economies of most Latin American countries are heavily dependent upon international trade and accordingly are affected by protective trade barriers and the economic conditions of their trading partners. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these countries. The economies of Latin American countries are vulnerable to weaknesses in world prices for their commodity exports and natural resources.

      Certain of the Latin American countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil is the largest debtor among developing countries followed by Mexico. Since 1982, certain Latin

American countries, including Argentina, Brazil, Chile and Mexico, have experienced difficulty in servicing their sovereign debt obligations in a timely manner. Many such countries have negotiated with foreign creditors to restructure such sovereign debt and may enter into such negotiations in the future. Obligations arising from past restructuring agreements have affected, and those arising from future restructuring agreements may affect, the economic performance and political and social stability of Latin American countries.

      Changes in the political leadership or policies of the governments of the Latin American countries in which the Fund invests or in other countries that influence them, may effect a deterioration of the current climate for foreign investment and result in a reduction in value of the Fund's investments there. In the past, upon the assumption of power by authoritarian regimes in particular Latin American countries, those governments expropriated significant real and personal property holdings, without any or adequate compensation. There can be no assurance that companies in which the Fund holds securities, property held by such companies or the Fund's securities themselves, will not also be expropriated, nationalized, or otherwise confiscated, resulting in substantial losses to the Fund and its shareholders. The Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries.

Securities Markets

      The market capitalizations of listed equity securities on exchanges in Latin American nations is significantly smaller than those of the United States and other major economies. Only a few issuers may constitute a major portion of the market capitalization and trading equity. A large segment of the ownership of many Latin American companies may be held by a limited number of persons and families, which may limit the number of shares available for investment by the Fund. As a consequence, individual Latin American securities markets are vulnerable to the effect of large investors' trading significant blocks of securities or by large dispositions of securities, e.g., as a result of margin calls. The resulting limitations on the liquidity of Latin American securities will influence the Fund's capability for acquiring and disposing of such securities at the price and time it desires to do so.

Foreign Securities

      Due to the absence of established securities markets in certain Latin American countries, there may be restrictions on investment by foreigners in the securities of companies in these countries, and difficulties in removing from certain of these countries the dollars invested in such companies. The Fund's ability to invest may be restricted to the use of investment vehicles authorized by the local government, investment in shares of other investment companies; or investments in American Depository Receipts ("ADRs"); American Depository Shares, and Global Depository Shares.

      ADRs are instruments, usually issued by a U.S. bank or trust company, evidencing ownership of securities of a foreign issuer into which the ADRs may be convertible. ADRs are designed for use in United States markets and may be traded on U.S. securities exchanges or over-the-counter markets. They are denominated in dollars rather than the currency of the country in which the underlying securities are issued.

      ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

      As indicated above, the Fund may deem it most practical to invest in certain countries through other investment companies or similar vehicles, although there can be no assurance that any such vehicles will be available or will themselves have invested in the securities found most desirable by the Fund. The Fund will not invest through other entities unless, in the opinion of Fund Management, the potential advantages of such investment justify the Fund's bearing its ratable share of the expenses of such entity (constituting duplicate levels of advisory fees to be borne by the Fund and its shareholders) and its share of any premium encompassed in the market value of such entity at the time of the Fund's investment over the market value of the entity's underlying holdings. In addition, there may be tax ramifications relating to investment in such entities. Investments by the Fund in other investment companies are subject to the following limits imposed by the Investment Company Act of 1940: no more than 5% of the Fund's total assets may be invested in any one investment company (but no more than 3% of the voting stock of the underlying investment company) and no more than 10% of the Fund's total assets may be invested in other investment companies in the aggregate.

     For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations (i.e., changes in the value of the currencies in which the securities are denominated relative to the U.S. dollar). In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign securities for a U.S. investor are diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities generally are enhanced. Currencies of certain Latin American countries have undergone sudden devaluations relative to the U.S. dollar as a result of corresponding inflationary trends or other reasons. Any such devaluation may have a deleterious effect on the Fund's investments. Inflation may have strong negative consequences for the economy and political stability of a country that experiences it, and may seriously affect its securities markets.

      The currencies of certain Latin American countries are not commonly traded in foreign exchange markets. Certain Latin American countries have managed currencies that, for foreign exchange purposes, do not float freely against the U.S. dollar. Other governmental restrictions on the convertibility of their currency may be imposed.

      Securities exchanges and broker-dealers in most Latin American countries are subject to less regulatory scrutiny than in the United States, as are Latin American companies in such countries. The limited size of the markets for securities may enable adverse publicity, investors' perceptions or traders' positions or strategies to affect prices unduly, at times decreasing not only the value but also the liquidity of the Fund's investments. The Fund may invest no more than 15% of its net assets at the time of investment in illiquid securities. Securities the proceeds of which are subject to limitations on repatriation of principal or profits for more than seven days, and those for which there ceases to be a ready market, will be deemed illiquid for this purpose.

      Other risks and considerations of international investing include the following: differences in accounting, auditing and financial reporting standards which may result in less publicly available information than is generally available with respect to U.S. issuers; generally higher commission rates on foreign portfolio transactions and longer settlement periods; the smaller trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on income and/or gains from the Fund's foreign securities, which may reduce dividend income or capital gains available for distribution to shareholders; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability which could affect U.S. investment in foreign countries; potential restrictions on the flow of international capital; and the possibility of a Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

Debt Securities

      The Fund's investments in fixed income securities generally are subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by Moody's and Standard & Poor's provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrated or lower grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

      Market risk relates to the fact that the market values of the debt securities in which the Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values. Medium and lower rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated securities and may have speculative characteristics. Although Fund Management limits the Fund's investments in fixed-income securities to securities it believes are not highly speculative, both kinds of risk are increased by investing in debt securities rated below the top three grades by Standard & Poor's or Moody's or, if unrated, securities determined by Fund Management to be of equivalent quality. Of course, relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities in which it invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market value of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events. The Fund is not required to sell immediately debt securities that go into default, but may continue to hold such securities until such time as Fund Management determines it is in the best interests of the Fund to sell such securities. Because investment in medium and lower rated securities involves both greater credit risk and market risk, achievement of the Fund's investment objectives may be more dependent on Fund Management's own credit analysis than is the case for funds investing in higher quality securities. In addition, the share price and yield of the Fund may be expected to fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend and interest obligations, meet projected business goals, and obtain additional financing. Expenses incurred to recover an investment in a defaulted security may adversely affect the Fund's net asset value. Finally, while Fund Management attempts to limit purchases of medium and lower rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

      The Fund expects that most foreign debt securities in which it will invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by Standard & Poor's or Baa by Moody's) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by Standard & Poor's (categories BB, B, CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. For a specific description of each corporate bond rating category, please refer to Appendix B to the Statement of Additional Information.


     In  certain  Latin  American  countries,  the  central  government  and its agencies are the largest debtors to local and foreign banks and others. Argentina, Brazil and Mexico are the three largest debtors among the developing countries. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If a Latin American government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchange on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. A Latin American government's willingness and ability to make timely payments on its sovereign debt are also likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts. In the past, some of the Latin American countries in which the Fund expects to invest have encountered difficulties in servicing their sovereign debt, withholding certain payments of interest or principal. Certain of these obligations, particularly commercial bank loans, have been restructured, usually by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. Holders of sovereign debt, including the Fund, may be asked to participate in similar restructurings.


      The Fund may invest in debt securities issued under the "Brady Plan" in connection with restructurings in Latin American debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for Latin American debt securities. "Brady Bonds" are lower rated bonds and highly volatile. See "Risk Factors - Debt Securities."

Futures, Options and Other Derivative Instruments

      The use of futures, options, forward contracts and swaps exposes the Fund to additional investment risks and transaction costs, and as a result, no more than 5% of the Fund's total assets will be committed to such investments. If Fund Management seeks to protect the Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, the Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. Further information on the use of futures, options, forward foreign currency contracts and swaps and swap-related products, and the associated risks, is contained in the Statement of Additional Information.

THE FUND AND ITS MANAGEMENT


     On November 4, 1996 an Agreement and Plan of Merger among INVESCO plc, INVESCO Group Services, Inc. ("Services") and AIM Management Group, Inc. ("AIM") was signed under which AIM will be merged with Services. When this merger takes effect, which is expected to occur in the first part of 1997, the Fund's Investment Advisory, Sub-Advisory, Distribution, Administrative Services, Transfer Agency, and Rule 12b-1 Agreements (the "Agreements") will automatically terminate. Consummation of this merger is conditioned, among other things, on new Agreements, essentially identical to the existing Agreements, including the provisions governing fees, being presented to, and approved by, the Company's Board of Directors, and, where necessary, the Fund's shareholders prior to this merger taking effect. The meeting of the Fund's shareholders to consider approving the necessary new Agreements is expected to occur in early 1997. Fund Management anticipates that the key personnel responsible for providing services to the Fund will remain unchanged.


      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It was incorporated on April 12, 1994, under the laws of Maryland. The overall supervision of the Fund is the responsibility of the Company's board of directors.


      Pursuant to an agreement with the Company, INVESCO Funds Group, Inc. ("INVESCO"), 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's investment adviser. Under this agreement, INVESCO is primarily responsible for providing the Fund with various administrative services and supervising the Fund's daily business affairs. These services are subject to review by the Company's board of directors.

      INVESCO is an indirect wholly-owned subsidiary of INVESCO PLC. INVESCO PLC is a financial holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO was established in 1932 and, as of July 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, with combined assets of approximately ^ $12.2 billion on behalf of over ^ 821,000 shareholders.

      Pursuant to an agreement with INVESCO, ^ INVESCO Asset Management Limited ^("IAML") serves as the sub-adviser to the Fund. ^ IAML also is an indirect wholly-owned subsidiary of INVESCO PLC. ^ IAML also acts as sub-adviser to the INVESCO European Fund, the INVESCO Pacific Basin Fund and to INVESCO European Small Company Fund. ^ IAML, subject to the supervision of INVESCO, is primarily responsible for selecting and managing the Fund's investments. Although the Company is not a party to the sub-advisory agreement, the agreement has been approved by INVESCO as the then sole shareholder of the Company.

     The following individuals serve as co-portfolio managers for the Fund and are primarily responsible for determining, in consultation with the senior investment policy group of IAML, the country-by-country allocation of the portfolio's assets, overall stock selection methodology and the ongoing implementation and risk control policies applicable to the portfolio:


     Peter Jones    Co-portfolio manager of the fund since 1996; fund manager
                    with INVESCO Asset Management Limited since 1993 specializing in Latin American equities; Mr. Jarvis earned a B.A. from St. John's College, Oxford Unversity.

     Jane Lyon      Co-portfolio manager of the Fund since 1996; fund manager
                    with INVESCO Asset Management Limited specializing in Latin
                    American equities; began investment career in 1986.  Ms.
                    Lyon earned a B.A. from Oxford University.

     Mr. Jarvis and Ms. Lyon head a team of individual country specialists who are responsible for managing security selection for their assigned country's share of the allocation within the parameters established by ^ IAML's investment policy group.


      The Fund pays INVESCO a monthly advisory fee which is based upon a percentage of the average net assets of the Fund, determined daily. The maximum advisory fee is computed at the annual rate of 0.75% on the first $500 million of the Fund's average net assets, 0.65% on the next $500 million of the Fund's average net assets and 0.55% on the Fund's average net assets over $1 billion. The management fee of 0.75% is higher than that charged by most other mutual funds, but is typical of the management fees charged by funds similar to the Latin American Growth Fund.


      Out of its advisory fee which it receives from the Fund, INVESCO pays ^ IAML, as sub-adviser to the Fund, a monthly fee, which is computed at the annual rate of 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion. No fee is paid by the Fund to ^ IAML.


      The Company also has entered into an Administrative Services Agreement (the "Administrative Agreement") with INVESCO. Pursuant to the Administrative Agreement, INVESCO performs certain administrative, recordkeeping and internal sub-accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports and providing sub-accounting and recordkeeping services for Fund shareholder accounts maintained by certain retirement and employee benefit plans for the benefit of participants in such plans. For such services, the Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund. INVESCO also is paid a fee by the Fund for providing transfer agent services. See "Additional Information."

      The Fund's expenses, which are accrued daily, are generally deducted from the Fund's total income before dividends are paid. Total expenses for the Fund for the fiscal period ended July 31, ^ 1996, including investment ^ management fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to ^ 2.14% of the Fund's average net assets.

      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of their financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How Shares Can Be Purchased Distribution Expenses," the Company may market shares of the Fund through intermediary brokers or dealers that have entered into Dealer Agreements with INVESCO, as the Company's distributor. The Fund may place orders for portfolio transactions with qualified ^ broker-dealers that recommend the Fund, or sell shares of the Fund to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms.


      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires investment and other personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Funds or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

HOW SHARES CAN BE PURCHASED

      Shares of the Fund are sold on a continuous basis by INVESCO, as the Fund's Distributor, at the net asset value per share next calculated after receipt of a purchase order in good form. No sales charge is imposed upon the sale of shares of the Fund. To purchase shares of the Fund, send a check made payable to INVESCO Funds Group, Inc., together with a completed application form, to:

                        INVESCO Funds Group, Inc.
                        Post Office Box 173706
                        Denver, Colorado  80217-3706

      Purchase orders must specify the Fund in which the investment is to be made.

      The minimum initial purchase must be at least $1,000, with subsequent investments of not less than $50, except that: (1) those shareholders establishing an EasiVest or direct payroll purchase account, as described below in the Prospectus section entitled "Services Provided by the Fund," may open an account without making any initial investment if they agree to make regular, minimum purchases of at least $50; (2) those shareholders investing in an Individual Retirement Account (IRA), or through omnibus accounts where individual shareholder recordkeeping and sub-accounting are not required, may make initial minimum purchases of $250; (3) Fund Management may permit a lesser amount to be invested in a Fund under a federal income tax-deferred retirement plan (other than an IRA account), or under a group investment plan qualifying as a sophisticated investor; and (4) Fund Management reserves the right to reduce or waive the minimum purchase requirements in its sole discretion where it determines such action is in the best interests of the Fund.

      The purchase of Fund shares can be expedited by placing bank wire, overnight courier or telephone orders. Overnight courier orders must meet the above minimum requirements. In no case can a bank wire order or telephone order be in an amount less than $1,000. For further information, the purchaser may call the Fund's office by using the telephone number on the cover of this Prospectus. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc., at 7800 E. Union Avenue, Denver, CO 80237.

      Orders to purchase shares of the Fund can be placed by telephone. Shares of the Fund will be issued at the net asset value per share next determined after receipt of telephone instructions. Generally, payments for telephone orders must be received by the Fund within three business days or the transaction may be cancelled. In the event of such cancellation, the purchaser will be held responsible for any loss resulting from a decline in the value of the shares. In order to avoid such losses, purchasers should send payments for telephone purchases by overnight courier or bank wire. INVESCO has agreed to indemnify the Fund for any losses resulting from such cancellations of telephone purchases.

      If your check does not clear, or if a telephone purchase must be cancelled due to nonpayment, you will be responsible for any related loss the Fund or INVESCO incurs. If you are already a shareholder in the INVESCO funds, the Fund has the option to redeem shares from any identically registered account in the Fund or any other INVESCO fund as reimbursement for any loss incurred. You also may be prohibited or restricted from making future purchases in any of the INVESCO funds.


      Persons who invest in the Fund through a securities broker may be charged a commission or transaction fee by the broker for the handling of the transaction if the broker so elects. Any investor may deal directly with the Fund in any transaction. In that event, there is no such charge. INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund.

      The Fund reserves the right in its sole discretion to reject any order for purchase of its shares (including purchases by exchange) when, in the judgment of management, such rejection is in the best interest of the Fund.


      Net asset value per share is computed once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange ^(usually 4:00 p.m., New York time) and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of that Fund. If market quotations are not readily available, a security or other asset will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.


      Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by the Fund to INVESCO to reimburse it for particular expenditures incurred by INVESCO in connection with the distribution of the Fund's shares to investors. These expenditures may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include INVESCO affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

      In addition, other reimbursable expenditures include those incurred for advertising, the preparation and distribution of sales literature, the cost of printing and distributing prospectuses to prospective investors, and such other services and promotional activities for the Fund as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These services and activities may be conducted by the staff of INVESCO or its affiliates or by third parties.

      Under the Plan, the Company's reimbursement to INVESCO on behalf of the Fund is limited to an amount computed at an annual rate of 0.25 of 1% of the Fund's average net assets during the month. INVESCO is not entitled to reimbursement for overhead expenses under the Plan, but may be reimbursed for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of INVESCO whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Payment amounts by the Fund under the Plan, for any month, may only be made to reimburse or pay expenditures incurred during the rolling 12- month period in which that month falls, although this period is expanded to 24 months for expenses incurred during the first 24 months of the Fund's operations. Therefore, any reimbursable expenses incurred by INVESCO in excess of the limitations described above are not reimbursable and will be borne by INVESCO. In addition, INVESCO may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide distributor related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of its termination. Also, any payments made by the Fund may not be used to finance the distribution of shares of any other fund of the Company or other mutual fund advised by INVESCO. Payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.

SERVICES PROVIDED BY THE FUND

      Shareholder Accounts. INVESCO maintains a share account that reflects the current holdings of each shareholder. Share certificates will be issued only upon specific request. Since certificates must be carefully safeguarded, and must be surrendered in order to exchange or redeem Fund shares, most shareholders do not request share certificates in order to facilitate such transactions. Each shareholder is sent a detailed confirmation of each transaction in shares of the Fund. Shareholders whose only transactions are through the EasiVest, direct payroll purchase, automatic monthly exchange or periodic withdrawal programs, or are reinvestments of dividends or capital gains in the same or another fund, will receive confirmations of those transactions on their quarterly statements. These programs are discussed below. For information regarding a shareholder's account and transactions, the shareholder may call the Fund's office by using the telephone number on the cover of this Prospectus.

     Reinvestment of Distributions. Dividends and other distributions are automatically reinvested in additional shares of the Fund at the net asset value per share of the Fund in effect on the ex-dividend date. A shareholder may, however, elect to reinvest dividends and other distributions in certain of the other no-load mutual funds advised and distributed by INVESCO, or to receive payment of all dividends and other distributions in excess of $10.00 by check by giving written notice to INVESCO at least two weeks prior to the record date on which the change is to take effect. Further information concerning these options can be obtained by contacting INVESCO.

      Periodic Withdrawal Plan. A Periodic Withdrawal Plan is available to shareholders who own or purchase shares of any mutual funds advised by INVESCO having a total value of $10,000 or more; provided, however, that at the time the Plan is established, the shareholder owns shares having a value of at least $5,000 in the fund from which the withdrawals will be made. Under the Periodic Withdrawal Plan, INVESCO, as agent, will make specified monthly or quarterly payments of any amount selected (minimum payment of $100) to the party designated by the shareholder. Notice of all changes concerning the Periodic Withdrawal Plan must be received by INVESCO at least two weeks prior to the next scheduled check. Further information regarding the Periodic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting INVESCO.

      Exchange Privilege. Shares of the Fund may be exchanged for shares of any other fund of the Company, as well as for shares of any of the following other no-load mutual funds, which are also advised and distributed by INVESCO, on the basis of their respective net asset values at the time of the exchange: INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Value Trust.

     Upon an exchange of shares held less than three months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to INVESCO, and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised and distributed by INVESCO. The Fund will use the "first-in, first-out" method to determine the three month holding period. Under this method the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than three months, the redemption/exchange fee will be assessed.

      An exchange involves the redemption of shares in the Fund and investment of the redemption proceeds in shares of another fund of the Company or in shares of one of the funds listed above. Exchanges will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Any gain or loss realized on such an exchange is recognizable for federal income tax purposes by the shareholder. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc., using the telephone number or address on the cover of this Prospectus. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the Fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the Fund's applicable minimum subsequent investment requirements.

      The privilege of exchanging Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone exchange privileges, the investor has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that exchange instructions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.

      In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate the exchange privilege of any shareholder who requests more than four exchanges in a year. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder or group of shareholders has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The exchange privilege also may be modified or terminated at any time. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the Investment Company Act of 1940, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange privilege will be given at least 60 days prior to the date of termination or the effective date of the modification.

     Before making an exchange, the shareholder should review the prospectuses of the funds involved and consider their differences, and should be aware that the exchange privilege may only be available in those states where exchanges legally may be made, which will require that the shares being acquired are registered for sale in the shareholder's state of residence. Shareholders interested in exercising the exchange privilege may contact INVESCO for information concerning their particular exchanges.

      Automatic Monthly Exchange. Shareholders who have accounts in any one or more of the mutual funds distributed by INVESCO may arrange for a fixed dollar amount of their fund shares to be automatically exchanged for shares of any other INVESCO mutual fund listed under "Exchange Privilege" on a monthly basis. The minimum monthly exchange in this program is $50.00. This automatic exchange program can be changed by the shareholder at any time by notifying INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      EasiVest. For shareholders who want to maintain a schedule of monthly investments, EasiVest uses various methods to draw a preauthorized amount from the shareholder's bank account to purchase Fund shares. This automatic investment program can be changed by the shareholder at any time by writing to INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      Direct Payroll Purchase. Shareholders may elect to have their employer make automatic purchases of Fund shares for them by deducting a specified amount from their regular paychecks. This automatic investment program can be modified or terminated at any time by the shareholder, by notifying the employer. Further information regarding this service can be obtained by contacting INVESCO.

      Tax-Deferred Retirement Plans. Shares of the Fund may be purchased for self-employed individual retirement plans, IRAs, simplified employee pension plans and corporate retirement plans. In addition, shares can be used to fund tax qualified plans established under Section 403(b) of the Internal Revenue Code by educational institutions, including public school systems and private schools, and certain kinds of non-profit organizations, which provide deferred compensation arrangements for their employees.

      Prototype forms for the establishment of these various plans, including, where applicable, disclosure statements required by the Internal Revenue Service, are available from INVESCO. INVESCO Trust Company, a subsidiary of INVESCO, is qualified to serve as trustee or custodian under these plans and provides the required services at competitive rates. Retirement plans (other than IRAs) receive monthly statements reflecting all transactions in their Fund accounts. IRAs receive the confirmations and quarterly statements described under "Shareholder Accounts." For complete information, including prototype forms and service charges, call INVESCO at the telephone number listed on the cover of this Prospectus or send a written request to: Retirement Services,

INVESCO   Funds   Group,    Inc.,    Post   Office   Box   173706,    Denver,
Colorado 80217-3706.

HOW TO REDEEM SHARES


     Shares of the Fund may be redeemed at any time at their current net asset value per share next determined after a request in proper form is received at the Fund's office. (See "How Shares Can Be Purchased.") Net asset value per share at the time of redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance. Upon the redemption of shares held less than three months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to INVESCO, and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds, which are also advised and distributed by INVESCO. The Fund will use the "first-in, first-out" method to determine the three month holding period. Under this method the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than three months, the redemption/exchange fee will be assessed on the current net asset value of the shares being redeemed.

      If the shares to be redeemed are represented by stock certificates, a written request for redemption signed by the registered shareholder(s) and the certificates must be forwarded to INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc. at 7800 E. Union Avenue, Denver, CO 80237. If no certificates have been issued, a written redemption request signed by each registered owner of the account must be submitted to INVESCO at the address noted above. If shares are held in the name of a corporation, additional documentation may be necessary. Call or write for specifics. If payment for the redeemed shares is to be made to someone other than the registered owner(s), the signature(s) must be guaranteed by a financial institution which qualifies as an eligible guarantor institution. Redemption procedures with respect to accounts registered in the names of ^ broker-dealers may differ from those applicable to other shareholders.


      Be careful to specify the account from which the redemption is to be made. shareholders have a separate account for each fund in which they invest.

     Payment of redemption proceeds will be mailed within seven days following receipt of the required documents. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists. If the shares to be redeemed were purchased by check and that check has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If a shareholder participates in EasiVest, the Fund's automatic monthly investment program, and redeems all of the shares in his Fund account, INVESCO will terminate any further EasiVest purchases unless otherwise instructed by the shareholder.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to effect the involuntary redemption of all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

      Fund shareholders (other than shareholders holding Fund shares in accounts of IRA plans) may request expedited redemption of shares having a minimum value of $250 (or redemption of all shares if their value is less than $250) held in accounts maintained in their name by telephoning redemption instructions to INVESCO, using the telephone number on the cover of this Prospectus. The redemption proceeds, at the shareholder's option, either will be mailed to the address listed for the shareholder's Fund account, or wired (minimum of $1,000) or mailed to the bank which the shareholder has designated to receive the proceeds of telephone redemptions. The Fund charges no fee for effecting such telephone redemptions. Unless Fund Management permits a larger redemption request to be placed by telephone, a shareholder may not place a redemption request by telephone in excess of $25,000. These telephone redemption privileges may be modified or terminated in the future at the discretion of Fund Management.

      For INVESCO Trust Company-sponsored federal income tax-deferred retirement plans, the term "shareholders" is defined to mean plan trustees that file a written request to be able to redeem Fund shares by telephone. Shareholders should understand that, while the Fund will attempt to process all telephone redemption requests on an expedited basis, there may be times, particularly in periods of severe economic or market disruption, when (a) they may encounter difficulty in placing a telephone redemption request, and (b) processing telephone redemptions will require up to seven days following receipt of the redemption request, or additional time because of the unusual circumstances set forth above.

      The privilege of redeeming Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing a New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone redemption privileges, the shareholder has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believe to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to continue to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.

      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state, and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically invested in shares of the Fund or another fund in the INVESCO group.

      The Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless a shareholder is subject to backup withholding for other reasons, the shareholder can avoid backup withholding on his Fund account by ensuring that INVESCO has a correct, certified tax identification number.

      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income, in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Company's board of directors.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of the distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying full purchase price, a portion of which is then returned in the form of a taxable distribution.

      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending on how long the Fund held the security which gave rise to the gains. The capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends.

      Shareholders also may realize capital gains or losses when they sell Fund shares at more or less than the price originally paid.

      Shareholders  are encouraged to consult their tax advisers with respect to
these  matters.   For  further   information   see   "Dividends,   Capital  Gain
Distributions and Taxes" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. All shares of the Fund have equal voting rights, based on one vote for each share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. When not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required, and does not expect, to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

     Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company or partnership having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by INVESCO in substantially the same manner as the existing Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the shareholders of the Fund. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the respective Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance can be given that costs will be materially reduced if this option is implemented.

      Shareholder Inquiries. All inquiries regarding the Fund should be directed to the Fund at the telephone number or mailing address set forth on the cover page of this Prospectus.


      Transfer and Dividend Disbursing Agent. INVESCO Funds Group, Inc., 7800 E. Union Ave., Denver, Colorado 80237, acts as registrar, transfer agent, and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement which provides that the Fund will pay an annual fee of ^ $20.00 per shareholder account or omnibus account participant. The transfer agency fee is not charged to each shareholder's or participant's account, but is an expense of the Fund to be paid from the Fund's assets. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of INVESCO, may provide sub-transfer agency or record-keeping services to the Fund which reduce or eliminate the need for identical services to be provided on behalf of the Fund by INVESCO. In such cases, INVESCO may pay the third party an annual sub-transfer agency ^ or record-keeping fee out of the transfer agency fee which is paid to INVESCO by the Fund.

                                              INVESCO LATIN AMERICAN GROWTH FUND
                                              A no-load mutual fund seeking
                                              capital appreciation.


                                              PROSPECTUS
                                            ^ December 1, 1996

To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085

To reach PAL, your 24-hour Personal Account Line, call:

      1-800-424-8085


You can find us on the World Wide Web:

      http://www.invesco.com


Or write to:

      INVESCO Funds Group, Inc., Distributor
      Post Office Box 173706
      Denver, Colorado  80217-3706

If you're in Denver, visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street

      Denver Tech Center
      7800 East Union Avenue
      Lobby Level

PROSPECTUS
^ December 1, 1996


                          INVESCO ASIAN GROWTH FUND

      INVESCO Asian Growth Fund (the "Fund") seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies domiciled or with primary operations in Asia, excluding Japan. For purposes of this prospectus, Asia will include, but not necessarily be limited to: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand, as well as Pakistan and Indochina as their markets become more accessible ("Asian Issuers.") The Fund is not intended as a complete investment program due to risks of investing in the Fund. For a description of risks inherent in investing in the Fund see "Risk Factors" on page 118 and "Portfolio Turnover" on page 116.

      The Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, open-end, managed, no-load mutual fund consisting of five separate portfolios of investments. Separate prospectuses are available upon request from INVESCO Funds Group, Inc. for the Company's other funds, INVESCO Worldwide Capital Goods Fund, INVESCO Worldwide Communications Fund, INVESCO European Small Company Fund and INVESCO Latin American Growth Fund. Investors may purchase shares of any or all of the Funds. Additional funds may be offered in the future.


     This prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated ^ December 1, 1996, as supplemented, has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. ^ You may obtain a ^ copy^ without charge by ^ writing ^ INVESCO Funds Group, Inc., ^ Post Office Box 173706, Denver, Colorado 80217-3706; ^ by ^ calling 1-800-525-8085; or on the World Wide Web:
http://www.invesco.com.

                                  -----------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

TABLE OF CONTENTS                                                         Page
                                                                          ----

ANNUAL FUND EXPENSES                                                       105

FINANCIAL HIGHLIGHTS                                                       107

PERFORMANCE DATA                                                           109

INVESTMENT OBJECTIVE AND POLICIES                                          109

RISK FACTORS                                                               114

THE FUND AND ITS MANAGEMENT                                                119

HOW SHARES CAN BE PURCHASED                                                121

SERVICES PROVIDED BY THE FUND                                              124

HOW TO REDEEM SHARES                                                       127

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS                            130

ADDITIONAL INFORMATION                                                     131

ANNUAL FUND EXPENSES

      The Fund is no-load; there are no fees to purchase, exchange or redeem shares other than a fee to redeem or exchange shares held less than 90 days. (See "Shareholder Transaction Expenses"). The Fund, however, is authorized to pay a distribution fee pursuant to Rule 12b-1 under the Investment Company Act of 1940. (See "How Shares Can Be Purchased--Distribution Expenses.") Lower expenses benefit Fund shareholders by increasing the Fund's total return.


Shareholder Transaction Expenses
Sales load "charge" on purchases                                     None
Sales load "charge" on reinvested dividends                          None
Redemption fees                                                      1.00%*
Exchange fees                                                        1.00%*

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fee                                                       0.75%
12b-1 Fees                                                           0.25%
Other Expenses(1)(2)                                                 1.19%~^
  Transfer Agency ^ Fee(3)                               0.48%
  General Services, Administrative                     ^ 0.71%
   Services, Registration, Postage^(4)
Total Fund Operating Expenses                                      ^ 2.19%~
  (after voluntary expense limitation)(1)(2)

      *There is a 1% fee retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges, which is imposed only on redemptions or exchanges of shares held less than ^ three months.

      ^(1) It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian fees and pricing expenses were reduced under an expense offset arrangement. However, as a result of an SEC requirement, the figures shown above DO NOT reflect these reductions. In comparing expenses for different years, please note that the ratios of Expenses to Average Net Assets shown under "Financial Highlights" DO reflect reductions for periods prior to the fiscal year ended July 31, 1996. See "The Fund and Its Management."

      (2) Certain Fund expenses are voluntarily absorbed by INVESCO Funds Group, Inc. ^("INVESCO"). In the absence of such absorbed expenses, the Fund's "Other Expenses" and "Total Fund Operating Expenses" ^ in the above table would have been 1.79% (annualized) and 2.79% (annualized), of the Fund's average net assets^ based on the actual expenses of the Fund for the fiscal year ended July 31, 1996. See "The Fund and Its Management."

      (3)   Consists   of   the   transfer    agency   fee   described   under
"Additional Information-Transfer and Dividend Disbursing Agent."

      ^(4) Includes, but is not limited to, fees and expenses of directors, custodian bank, legal counsel and ^ independent accountants, securities pricing services, costs of administrative services under an Administrative Services Agreement, costs of registration of Fund shares under applicable laws, and costs of printing and distributing reports to shareholders.


Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                  1 Year      3 Years     5 Years     10 Years
                  ------      -------     -------     --------
                  $22         $69         $118        $254 ^

      The purpose of the foregoing table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses are paid from the Fund's assets. (See "The Fund and Its Management.") THE ^ EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.


      As a result of the 0.25% 12b-1 fee paid by the Fund, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

INVESCO Specialty Funds, Inc.
FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)
Year Ended July 31, 1996

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the report of independent accountants thereon appearing in the Funds' 1996 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Funds Group, Inc. at the address or telephone number shown below.

                                                   Period
                                                   Ended
                                                   July 31
                                                 -----------
                                                    1996

PER SHARE DATA
Net Asset Value - Beginning of Period                 $10.00
                                                 -----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.02
Net Losses on Securities
   (Both Realized and Unrealized)                     (1.05)
                                                 -----------
Total from Investment Operations                      (1.03)
                                                 -----------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                    0.02
Distributions from Capital Gains                        0.00
                                                 -----------
Total Distributions                                     0.02
                                                 -----------
Net Asset Value - End of Period                        $8.95
                                                 ===========

TOTAL RETURN+                                      (10.31%)*

RATIOS
Net Assets - End of Period
   ($000 Omitted)                                    $14,315
Ratio of Expenses to Average Net Assets#             2.19%@~
Ratio of Net Investment Income to
   Average Net Assets#                                0.94%~
Portfolio Turnover Rate                                  2%*
Average Commission Rate Paid^^                      $0.0198*

^ From March 1, 1996, commencement of operations, to July 31, 1996.

+ Total return for the Asian Growth Fund does not reflect the effect of the applicable redemption fees.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Asian Growth Fund were voluntarily absorbed by IFG and INVESCO Asia for the period ended July 31, 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.79% (annualized) and ratio of net investment income to average net assets would have been 0.34% (annualized).

@ Ratio is based on Total  Expenses  of the  Fund,  less  Expenses  Absorbed  by
Investment  Adviser,   if  applicable,   which  is  before  any  expense  offset
arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which was a new disclosure requirement effective September 1, 1995.


      Further information about the performance of the Funds is contained in the Company's Annual Report to Shareholders, which may be obtained without charge by writing INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or by calling 1-800- 525-8085.

PERFORMANCE DATA


     From time to time, the Fund may advertise its total return performance. These figures are based upon historical investment results and are not intended to indicate future performance. The "total return" of the Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. Periods of one year, five years, ten years and/or life of the Fund are ^ used if available. Thus, a report of total return performance should not be considered as representative of future performance. The Fund charges no sales loads ^ that would affect the total return computation. However, the total return computation may be affected as a result of the 1% redemption or exchange fee which is retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges, which is imposed on redemptions and exchanges had less than three months.


      In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparative data between the Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher
Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services may be used in advertising. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Pacific Region" Lipper mutual fund grouping, in addition to the broad-based Lipper general fund grouping.

INVESTMENT OBJECTIVE AND POLICIES

      INVESCO Asian Growth Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities (common stocks and, to a lesser degree, shares of other investment companies, preferred stocks and securities convertible into common stocks such as rights, warrants and convertible debt securities) of large and small companies domiciled or with primary operations in Asia, excluding Japan. The foregoing investment objective is fundamental and may not be changed without the approval of the Fund's shareholders. For purposes of the Fund, Asia territories will include, but not necessarily be limited to: China, Hong Kong,

India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand, as well as Pakistan and Indochina as their markets become more accessible. The Fund defines securities of Asian Issuers as any issuer which, in the opinion of the Fund's investment adviser or sub-adviser (collectively, "Fund Management"), issues: (1) securities of companies organized under the laws of an Asian territory, other than Japan; (2) securities of companies for which the principal securities trading market is in Asian territories; (3) securities issued or guaranteed by a government agency, instrumentality, political subdivision, or central bank of an Asian territory; (4) securities of issuers, wherever organized, with at least 50% of the issuer's assets, gross revenues, or profit in any one of the two most current fiscal years derived from activities or assets in Asian territories, other than Japan; or (5) securities of Asian Issuers, as defined above, in the form of depository shares or receipts. Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least five countries, although Fund Management expects the Fund's investments to be allocated among a larger number of countries. While more than 25% of the Fund's total assets on occasion may be invested in securities of Asian issuers domiciled in, or with primary operations in, a single country, Fund Management does not normally intend to manage the Fund's investments with the view of investing more than 25% of the Fund's total assets in securities of Asian Issuers domiciled in, or with primary operations in, any one particular country.

      The Fund has not established any minimum investment standards, such as earnings history, type of industry, dividend payment history, etc. with respect to the Fund's investments in foreign equity securities and, therefore, investors in the Fund should consider that investments may consist of securities that may be deemed to be speculative.

      The economies of Asian countries may vary widely in their condition, and may be subject to certain changes that could have a positive or negative impact on the Fund. Investments in foreign securities involve certain risks which are discussed below under "Risk Factors."

      The securities in which the Fund invests will typically be listed on the principal stock exchanges in these countries, or in the secondary or junior markets, although the Fund may purchase securities listed on the over-the-counter market in these countries. While Fund Management believes that smaller companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, Fund Management expects, under normal market conditions, to vary its portfolio investments by company, industry and country. Investments in foreign securities involve certain risks which are discussed below under "Risk Factors."

      Consistent with its investment objective, the balance of the Fund's assets may be invested in debt securities (corporate bonds, commercial paper, debt
securities   issued   by   the   U.S.   government,    its   agencies   and
instrumentalities, Asian Issuers or foreign governments and, to a lesser extent, municipal bonds, asset-backed securities and zero coupon bonds). The Fund may invest no more than 30% of its total assets in debt securities that are rated below BBB by Standard & Poor's ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, that are judged by Fund Management to be equivalent in quality to debt securities having such ratings (commonly referred to as "junk bonds"). In no event will the Fund ever invest in a debt security rated below CCC by S&P or Caa by Moody's or, if unrated, is judged by Fund Management to be equivalent in quality to debt securities having such ratings. The risks of investing in lower rated debt securities are discussed below under "Risk Factors."

      The amounts invested in stocks, bonds and cash securities may be varied from time to time, depending upon Fund Management's assessment of business, economic and market conditions. However, the Fund does not currently intend to invest any portion of its assets in Japan. In periods of abnormal economic and market conditions, as determined by Fund Management, the Fund may depart from its basic investment objective and assume a temporary defensive position, with up to 100% of its assets invested in U.S. government and agency securities, investment grade corporate bonds, or cash securities such as domestic certificates of deposit and banker's acceptances, repurchase agreements and commercial paper. The Fund reserves the right to hold equity, fixed income and cash securities in whatever proportion is deemed desirable at any time for temporary defensive purposes. While the Fund is in a temporary defensive position, the opportunity to achieve capital appreciation will be limited; however, the ability to maintain a temporary defensive position enables the Fund to seek to avoid capital losses during market downturns. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in cash securities.

      As a non-fundamental policy, the Fund may purchase and write options on securities (including index options and options on foreign securities) and may invest in futures contracts for the purchase or sale of foreign currencies, fixed-income securities and instruments based on financial indices
(collectively, "futures contracts"), options on futures contracts, forward contracts and interest rate swaps and swap-related products, in order to hedge its portfolio. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. These practices and instruments, some of which are known as derivatives, and their risks are discussed below under "Risk Factors" and in the Statement of Additional Information.

      Additional information on certain types of securities in which the Fund may invest is set forth below:

When-Issued Securities

      The Fund may make commitments in an amount of up to 10% of the value of its total assets at the time any commitment is made to purchase or sell equity or debt securities on a when-issued or delayed delivery basis (i.e., securities may be purchased or sold by the Fund with settlement taking place in the future, often a month later or more). The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities generally are fixed at the time the Fund enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. The Fund maintains cash, U.S. government securities, or other high-grade debt obligations readily convertible into cash having an aggregate value equal to the amount of such purchase commitments in a segregated account until payment is made.

Illiquid and Rule 144A Securities

      The Fund is authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, as a non-fundamental policy the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.


      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. ^ For more information concerning Rule 144A
Securities, see the Statement of Additional Information.

Repurchase Agreements

      The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers, which are deemed creditworthy by Fund Management. A repurchase agreement, which may be considered a "loan" under the Investment Company Act of 1940 (the "1940 Act"), is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally, the next business day). In the event that the original seller defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell such security. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of its net assets would be invested in such repurchase agreements and other illiquid securities. The Fund has not adopted any limit on the amount of its net assets that may be invested in repurchase agreements maturing in seven days or less.

Portfolio Turnover

      The Fund has no fixed limitations regarding portfolio turnover. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of Fund Management, investment considerations warrant such action. In addition, portfolio turnover rates may increase as a result of large amounts of purchases or redemptions of Fund shares due to economic, market or other factors that are not within the control of Fund Management. As a result, while it is anticipated that the portfolio turnover rate for the Fund's portfolio generally will not exceed 200%, under certain market conditions the portfolio turnover rate may exceed 200%. A portfolio turnover rate in excess of 100% may be considered higher than that of other investment companies seeking capital appreciation. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case, and may result in the acceleration of capital gains that are taxable when distributed to shareholders. The Fund's portfolio turnover rate, along with the Fund's brokerage allocation policies, are discussed further in the Statement of Additional Information.

Investment Restrictions

      The Fund is subject to a variety of restrictions regarding its investments that are set forth in this prospectus and in the Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental, and may not be altered without the approval of the Fund's shareholders. Such fundamental investment restrictions include the restrictions which prohibit a Fund from: lending more than 33-1/3% of its total assets to other parties (excluding purchases of commercial paper, debt securities and repurchase agreements); investing more than 25% of the value of the Fund's total assets in one industry (other than government securities); with respect to 75% of its total assets, purchasing the securities of any one issuer (other than cash items and government securities) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to own more than 10% of the outstanding voting securities of the issuer; and borrowing money or issuing senior securities, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment), except the Fund may enter into reverse repurchase agreements in an aggregate amount not exceeding 33-1/3% of its total assets. However, unless otherwise noted, the Fund's investment restrictions and its investment policies are not fundamental and may be changed by action of the Company's board of directors. Unless otherwise noted, all percentage limitations contained in the Fund's investment policies and restrictions apply at the time an investment is made. Thus, subsequent changes in the value of an investment after purchase or in the value of the Fund's total assets will not cause any such limitation to have been violated or to require the disposition of any investment, except as otherwise required by law. If the credit ratings of an issuer are lowered below those specified for investment by the Fund, the Fund is not required to dispose of the obligations of that issuer. The determination of whether to sell such an obligation will be made by Fund Management based upon an assessment of credit risk and the prevailing market price of the investment. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. The Fund attempts to minimize such fluctuations by not purchasing additional securities when borrowings, including reverse repurchase agreements, are greater than 5% of the value of the Fund's total assets. The Fund does not intend to invest more than 5% of its assets in reverse repurchase agreements. As a fundamental policy in addition to the above, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. See "Additional Information- Master/Feeder Option."

RISK FACTORS

     There can be no assurance that the Fund will achieve its investment objective. The Fund's investments in common stocks and other equity securities may, of course, decline in value. The Fund's assets will be invested primarily in Asian Issuers. Investors should realize that investing in securities of Asian Issuers involves certain risks and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. issuers. Further, certain investments that the Fund may purchase, and investment techniques that the Fund may use, involve risks including those set forth below.

      Investment in the Fund involves above-average investment risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program.

Political and Economic Risks

      The Fund may make investments in developing countries which involve exposure to economic structures that generally are less diverse and mature than in the United States, and to political systems which may be less stable. A developing country can be considered to be a country which is in the initial stages of its industrialization cycle. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors.

      Investing in securities of issuers in Asian countries involves certain considerations not typically associated with investing in securities of United States companies, including (1) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (2) currency fluctuations,
(3) the cost of converting foreign currency into United States dollars, (4) potential price volatility and lesser liquidity of shares traded on Asian country securities markets and (5) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

      Certain Asian countries are more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Investments in countries that have recently opened their capital market, including China, which appear to have relaxed their central planning requirement and those that have privatized some of their state-owned industries toward free markets, should be regarded as speculative.

Securities Markets

      The settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations are generally more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than developed countries.

      Securities exchanges and broker-dealers in some Asian countries are subject to less regulatory scrutiny than in the United States, as are Asian
Issuers in such countries. The limited size of the markets for securities may enable adverse publicity, investors' perceptions or traders' positions or strategies to affect prices unduly, at times decreasing not only the value but also the liquidity of the Fund's investments. The Fund may invest no more than 15% of its net assets at the time of investment in illiquid securities. Securities the proceeds of which are subject to limitations on repatriation of principal or profits for more than seven days, and those for which there ceases to be a ready market, will be deemed illiquid for this purpose.

Foreign Securities

      Due to the absence of established securities markets in certain Asian countries there may be restrictions on investment by foreigners in the securities of companies in these countries, and difficulties in removing from certain of these countries the dollars invested in such companies; the Fund's ability to invest in certain countries may be restricted to the use of investment vehicles authorized by the local government, investment in shares of other investment companies; or investments in American Depository Receipts ("ADRs"), American Depository Shares, and Global Depository Shares.

      ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. ADRs are denominated in U.S. dollars and trade in the U.S. markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

      As indicated above, the Fund may deem it most practical to invest in certain countries through other investment companies or similar vehicles, although there can be no assurance that any such vehicles will be available or will themselves have invested in the securities found most desirable by the Fund. The Fund will not invest through other entities unless, in the opinion of Fund Management, the potential advantages of such investment justify the Fund's bearing its ratable share of the expenses of such entity (constituting duplicate levels of advisory fees to be borne by the Fund and its shareholders) and its share of any premium encompassed in the market value of such entity at the time of the Fund's investment over the market value of the entity's underlying holdings. In addition, there may be tax ramifications relating to investment in such entities. Investments by the Fund in other investment companies are subject to the following limits imposed by the 1940 Act: no more than 5% of the Fund's total assets may be invested in any one investment company (but no more than 3% of the voting stock of the underlying investment company) and no more than 10% of the Fund's total assets may be invested in other investment companies in the aggregate.

     For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuation (i.e., changes in the value of the currencies in which the securities are denominated relative to the U.S. dollar). In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign securities for a U.S. investor may be reduced. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities generally may be enhanced.

      Other risks and considerations of international investing include the following: differences in accounting, auditing and financial reporting standards, which may result in less publicly available information than is generally available with respect to U.S. issuers; generally higher commission rates on foreign portfolio transactions and longer settlement periods; the smaller trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on income and/or gains from the Fund's foreign securities, which may reduce dividend and/or interest income or capital gains available for distribution to shareholders; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability which could affect U.S. investment in foreign countries; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

Debt Securities

      The Fund's investments in debt securities generally are subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of the debt securities in which the Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values. Although Fund Management limits the Fund's investments in fixed-income securities to securities it believes are not highly speculative, both kinds of risk are increased by investing in debt securities rated below the top three grades by Standard & Poor's or Moody's or, if unrated, securities determined by Fund Management to be of equivalent quality. The Fund expects that most foreign debt securities in which it would invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by Standard & Poor's or Baa by Moody's) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by Standard & Poor's (categories BB, B, CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. For a specific description of each corporate bond rating category, please refer to Appendix B to the Statement of Additional Information.

Futures, Options and Other Derivative Instruments

      The use of futures, options, forward contracts and swaps exposes the Fund to additional investment risks and transaction costs and, as a result, no more than 5% of the Fund's total assets will be committed to such investments. If Fund Management seeks to protect the Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, the Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. Further information on the use of futures, options, forward foreign currency contracts and swaps and swap-related products, and the associated risks, is contained in the Statement of Additional Information.

Securities Lending

      The Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks, or other financial institutions, on a fully collateralized basis. For further information on this policy, see "Investment Policies and Restrictions" in the Statement of Additional Information.

THE FUND AND ITS MANAGEMENT


     On November 4, 1996 an Agreement and Plan of Merger among INVESCO plc, INVESCO Group Services, Inc. ("Services") and AIM Management Group, Inc. ("AIM") was signed under which AIM will be merged with Services. When this merger takes effect, which is expected to occur in the first part of 1997, the Fund's Investment Advisory, Sub-Advisory, Distribution, Administrative Services, Transfer Agency, and Rule 12b-1 Agreements (the "Agreements") will automatically terminate. Consummation of this merger is conditioned, among other things, on new Agreements, essentially identical to the existing Agreements, including the provisions governing fees, being presented to, and approved by, the Company's Board of Directors, and, where necessary, the Fund's shareholders prior to this merger taking effect. The meeting of the Fund's shareholders to consider approving the necessary new Agreements is expected to occur in early 1997. Fund Management anticipates that the key personnel responsible for providing services to the Fund will remain unchanged.


      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It was incorporated on April 12, 1994, under the laws of Maryland. The overall supervision of the Fund is the responsibility of the Company's board of directors.


      Pursuant to an agreement with the Company, INVESCO Funds Group, Inc. ("INVESCO"), 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's investment adviser. Under this agreement, INVESCO is primarily responsible for providing the Fund with various administrative services and supervising the Fund's daily business affairs. These services are subject to review by the Company's board of directors.

      INVESCO is an indirect wholly-owned subsidiary of INVESCO PLC. INVESCO PLC is a financial holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO was established in 1932 and, as of ^ July 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, with combined assets of approximately ^ $12.2 billion on behalf of approximately ^ 821,000 shareholders.


      Pursuant to an agreement with INVESCO, INVESCO Asia Limited ("INVESCO Asia") serves as the sub-adviser to the Fund. In that capacity, INVESCO Asia has the primary responsibility, under the supervision of INVESCO, for providing portfolio management services to the Fund. INVESCO Asia is an indirect wholly-owned subsidiary of INVESCO PLC. INVESCO Asia, subject to the supervision of INVESCO, is primarily responsible for selecting and managing the Fund's investments. Although the Company is not a party to the sub-advisory agreement, the agreement has been approved by INVESCO as the then sole shareholder of the Fund.

     The following individual serves as lead portfolio manager for the Fund and is primarily responsible for determining, in accordance with senior investment policy group, the country-by-country allocation of the portfolio's assets, overall stock selection methodology and the ongoing implementation and risk control policies applicable to the portfolio:

William Barron                Portfolio   manager   of  the  Fund  since  1996
                              (inception);      Director     and     portfolio
                              manager   for   INVESCO   Asia   Limited   since
                              1995;    formerly     (1990-1995),     portfolio
                              manager, Aetna Investment Management Hong Kong
                              Limited and (1985-1990) portfolio manager for Chase Manhattan Trust; began investment career in 1986; BA in Government from Harvard University.
                              He is a Chartered Financial Analyst.

      Mr. Barron heads a team of individual country specialists who are responsible for managing security selections for their assigned country's share of the allocation within the parameters established by INVESCO Asia's investment policy group.


      The Fund pays INVESCO a monthly advisory fee which is based upon a percentage of the net assets of the Fund, determined daily. The maximum advisory fee is computed at the annual rate of 0.75% on the first $500 million of the Fund's average net assets, 0.65% on the next $500 million of the Fund's average net assets and 0.55% on the Fund's average net assets over $1 billion. The management fee on 0.75% is higher than that charged by most other mutual funds, but is typical of the management fees charged by funds similar to the Asian Growth Fund. ^ Out of its advisory fee which it receives from the Fund, INVESCO pays INVESCO Asia, as sub-adviser to the Fund, a monthly fee, which is computed at the annual rate of 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion.
No fee is paid by the Fund to INVESCO Asia.


      The Company also has entered into an Administrative Services Agreement (the "Administrative Agreement") with INVESCO. Pursuant to the Administrative Agreement, INVESCO performs certain administrative, recordkeeping and internal sub-accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports and providing sub-accounting and recordkeeping services for Fund shareholder accounts maintained by certain retirement and employee benefit plans for the benefit of participants in such plans. For such services, the Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund. INVESCO also is paid a fee by the Fund for providing transfer agent services. See "Additional Information."


      The Fund's expenses, which are accrued daily, are generally deducted from the Fund's total income before dividends are paid. ^ Total expenses of the Fund ^ for the fiscal year ended July 31, 1996, including investment management fees

(but excluding brokerage commissions, which are included as a cost of acquiring securities), amounted to 2.19% (annualized) of the Fund's average net assets. Certain expenses of the Fund are voluntarily absorbed by INVESCO and INVESCO Asia ^ pursuant to a commitment to the Fund ^ in order to ensure that the Fund's total operating expenses do not exceed 2.00%. This commitment may be changed following consultation with the Company's board of directors. ^ In the absence of such voluntary expense limitation, the Fund's total expenses for the fiscal year ended July 31, 1996 would have been 2.79% (annualized) of the Fund's average net assets.


      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of their financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How Shares Can Be Purchased Distribution Expenses," the Company may market shares of the Fund through intermediary brokers or dealers that have entered into Dealer Agreements with INVESCO, as the Company's distributor. The Fund may place orders for portfolio transactions with qualified broker-dealers that recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms.

      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires investment and other personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Funds or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

HOW SHARES CAN BE PURCHASED

      Shares of the Fund are sold on a continuous basis by INVESCO, as the Fund's distributor, at the net asset value per share next calculated after receipt of a purchase order in good form. No sales charge is imposed upon the sale of shares of the Fund. To purchase shares of the Fund, send a check made payable to INVESCO Funds Group, Inc., together with a completed application form, to:

                        INVESCO Funds Group, Inc.
                        Post Office Box 173706
                        Denver, Colorado  80217-3706

      Purchase orders must specify the Fund in which the investment is to be made.

      The minimum initial purchase must be at least $1,000, with subsequent investments of not less than $50, except that: (1) those shareholders establishing an EasiVest or direct payroll purchase account, as described below in the prospectus section entitled "Services Provided by the Fund," may open an account without making any initial investment if they agree to make regular, minimum purchases of at least $50; (2) those shareholders investing in an Individual Retirement Account ("IRA"), or through omnibus accounts where individual shareholder recordkeeping and sub-accounting are not required, may make initial minimum purchases of $250; (3) Fund Management may permit a lesser amount to be invested in a Fund under a federal income tax-deferred retirement plan (other than an IRA account), or under a group investment plan qualifying as a sophisticated investor; and (4) Fund Management reserves the right to reduce or waive the minimum purchase requirements in its sole discretion where it determines such action is in the best interests of the Fund.

      The purchase of Fund shares can be expedited by placing bank wire, overnight courier or telephone orders. Overnight courier orders must meet the above minimum requirements. In no case can a bank wire order or telephone order be in an amount less than $1,000. For further information, the purchaser may call the Fund's office by using the telephone number on the cover of this prospectus. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc., at 7800 E. Union Avenue, Denver, CO 80237.

      Orders to purchase shares can be placed by telephone. Shares of the Fund will be issued at the net asset value next determined after receipt of telephone instructions. Generally, payments for telephone orders must be received by the Fund within three business days or the transaction may be cancelled. In the event of such cancellation, the purchaser will be held responsible for any loss resulting from a decline in the value of the shares. In order to avoid such losses, purchasers should send payments for telephone purchases by overnight courier or bank wire. INVESCO has agreed to indemnify the Fund for any losses resulting from the cancellation of telephone purchases.

      If your check does not clear, or if a telephone purchase must be cancelled due to nonpayment, you will be responsible for any related loss the Fund or INVESCO incurs. If you are already a shareholder in the INVESCO funds, the Fund has the option to redeem shares from any identically registered account in the Fund or any other INVESCO fund as reimbursement for any loss incurred. You also may be prohibited or restricted from making future purchases in any of the INVESCO funds.


      Persons who invest in the Fund through a securities broker may be charged a commission or transaction fee by the broker for the handling of the transaction if the broker so elects. Any investor may deal directly with the Fund in any transaction. In that event, there is no such charge. INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund.


      The Fund reserves the right in its sole discretion to reject any order for purchase of its shares (including purchases by exchange) when, in the judgment of Fund Management, such rejection is in the best interest of the Fund.

      Net asset value per share is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time) and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of that Fund. If market quotations are not readily available, a security or other asset will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

      Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by the Fund to INVESCO to reimburse it for particular expenditures incurred by INVESCO in connection with the distribution of the Fund's shares to investors. These expenditures may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include INVESCO affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

      In addition, other reimbursable expenditures include those incurred for advertising, the preparation and distribution of sales literature, the cost of printing and distributing prospectuses to prospective investors, and such other services and promotional activities for the Fund as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These services and activities may be conducted by the staff of INVESCO or its affiliates or by third parties.

      Under the Plan, the Company's reimbursement to INVESCO on behalf of the Fund is limited to an amount computed at an annual rate of .25% of the Fund's average net assets during the month. INVESCO is not entitled to reimbursement for overhead expenses under the Plan, but may be reimbursed for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of INVESCO whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Payment amounts by the Fund under the Plan, for any month, may only be made to reimburse or pay expenditures incurred during the rolling 12- month period in which that month falls, although this period is expanded to 24 months for expenses incurred during the first 24 months of the Fund's operations. Therefore, any reimbursable expenses incurred by INVESCO in excess of the limitations described above are not reimbursable and will be borne by INVESCO. In addition, INVESCO may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of its termination. Also, any payments made by the Fund may not be used to finance the distribution of shares of any other fund of the Company or other mutual fund advised by INVESCO. Payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.

SERVICES PROVIDED BY THE FUND

      Shareholder Accounts. INVESCO maintains a share account that reflects the current holdings of each shareholder. Share certificates will be issued only upon specific request. Since certificates must be carefully safeguarded, and must be surrendered in order to exchange or redeem Fund shares, most shareholders do not request share certificates in order to facilitate such transactions. Each shareholder is sent a detailed confirmation of each transaction in shares of the Fund. Shareholders whose only transactions are through the EasiVest, direct payroll purchase, automatic monthly exchange or periodic withdrawal programs, or are reinvestments of dividends or capital gains in the same or another fund, will receive confirmations of those transactions on their quarterly statements. These programs are discussed below. For information regarding a shareholder's account and transactions, the shareholder may call the Fund's office by using the telephone number on the cover of this Prospectus.

      Reinvestment of Distributions. Dividends and other distributions are automatically reinvested in additional shares of the Fund at the net asset value per share in effect on the ex- dividend date. A shareholder may, however, elect to reinvest dividends and other distributions in certain of the other no-load mutual funds advised and distributed by INVESCO, or to receive payment of all dividends and other distributions in excess of $10.00 by check by giving written notice to INVESCO at least two weeks prior to the record date on which the change is to take effect. Further information concerning these options can be obtained by contacting INVESCO.

     Periodic Withdrawal Plan. A Periodic Withdrawal Plan is available to shareholders who own or purchase shares of any mutual funds advised by INVESCO having a total value of $10,000 or more; provided, however, that at the time the Plan is established, the shareholder owns shares having a value of at least $5,000 in the fund from which the withdrawals will be made. Under the Periodic Withdrawal Plan, INVESCO, as agent, will make specified monthly or quarterly payments of any amount selected (minimum payment of $100) to the party designated by the shareholder. Notice of all changes concerning the Periodic Withdrawal Plan must be received by INVESCO at least two weeks prior to the next scheduled check. Further information regarding the Periodic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting INVESCO.

      Exchange Privilege. Shares of the Fund may be exchanged for shares of any other fund of the Company, as well as for shares of any of the following other no-load mutual funds, which are also advised and distributed by INVESCO, on the basis of their respective net asset values at the time of the exchange: INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Value Trust.


      Upon an exchange of shares held less than ^ three months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions or exchanges, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to INVESCO, and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised and distributed by INVESCO. The Fund will use the "first-in, first-out" method to determine the ^ three-month holding period. Under this method the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than ^ three months as to any shares, the redemption/exchange fee will be assessed on the current net asset value of those shares.


     An exchange involves the redemption of shares in the Fund and investment of the redemption proceeds in shares of another fund of the Company or in shares of one of the funds listed above. Exchanges will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Any gain or loss realized on such an exchange is recognizable for federal income tax purposes by the shareholder. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc., using the telephone number or address on the cover of this prospectus. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the Fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the Fund's applicable minimum subsequent investment requirements.

      The privilege of exchanging Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone exchange privileges, the investor has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that exchange instructions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.

      In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate the exchange privilege of any shareholder who requests more than four exchanges in a year. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder or group of shareholders has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The exchange privilege also may be modified or terminated at any time. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the 1940 Act, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange privilege will be given at least 60 days prior to the date of termination or the effective date of the modification.

      Before making an exchange, the shareholder should review the prospectuses of the funds involved and consider their differences, and should be aware that the exchange privilege may only be available in those states where exchanges legally may be made, which will require that the shares being acquired are registered for sale in the shareholder's state of residence. Shareholders interested in exercising the exchange privilege may contact INVESCO for information concerning their particular exchanges.

      Automatic   Monthly   Exchange.   Shareholders   who  have  accounts  in
any  one  or  more  of  the  mutual   funds   distributed   by   INVESCO   may
arrange for a fixed dollar amount of their fund shares to be automatically exchanged for shares of any other INVESCO mutual fund listed under "Exchange Privilege" on a monthly basis. The minimum monthly exchange in this program is $50.00. This automatic exchange program can be changed by the shareholder at any time by notifying INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      EasiVest. For shareholders who want to maintain a schedule of monthly investments, EasiVest uses various methods to draw a preauthorized amount from the shareholder's bank account to purchase Fund shares. This automatic investment program can be changed by the shareholder at any time by writing to INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      Direct Payroll Purchase. Shareholders may elect to have their employer make automatic purchases of Fund shares for them by deducting a specified amount from their regular paychecks. This automatic investment program can be modified or terminated at any time by the shareholder, by notifying the employer. Further information regarding this service can be obtained by contacting INVESCO.

      Tax-Deferred Retirement Plans. Shares of the Fund may be purchased for self-employed individual retirement plans, IRAs, simplified employee pension plans and corporate retirement plans. In addition, shares can be used to fund tax qualified plans established under Section 403(b) of the Internal Revenue Code of 1986 by educational institutions, including public school systems and private schools, and certain kinds of non-profit organizations, which provide deferred compensation arrangements for their employees.

      Prototype forms for the establishment of these various plans, including, where applicable, disclosure statements required by the Internal Revenue Service, are available from INVESCO. INVESCO Trust Company, a subsidiary of INVESCO, is qualified to serve as trustee or custodian under these plans and provides the required services at competitive rates. Retirement plans (other than IRAs) receive monthly statements reflecting all transactions in their Fund accounts. IRAs receive the confirmations and quarterly statements described under "Shareholder Accounts." For complete information, including prototype forms and service charges, call INVESCO at the telephone number listed on the cover of this prospectus or send a written request to: Retirement Services, INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706.

HOW TO REDEEM SHARES

      Shares of the Fund may be redeemed at any time at their current net asset value per share next determined after a request in proper form is received at the Fund's office. (See "How Shares Can Be Purchased.") Net asset value per share at the time of redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance. Upon the redemption of shares held less than ^ three months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions or exchanges, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to INVESCO, and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised and distributed by INVESCO. The Fund will use the "first-in, first-out" method to determine the ^ three-month holding period. Under this method the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than ^ three months as to any shares, the redemption/exchange fee will be assessed on the current net asset value of those shares.

      If the shares to be redeemed are represented by stock certificates, a written request for redemption signed by the registered shareholder(s) and the certificates must be forwarded to INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc. at 7800 E. Union Avenue, Denver, CO 80237. If no certificates have been issued, a written redemption request signed by each registered owner of the account must be submitted to INVESCO at the address noted above. If shares are held in the name of a corporation, additional documentation may be necessary. Call or write for specifics. If payment for the redeemed shares is to be made to someone other than the registered owner(s), the signature(s) must be guaranteed by a financial institution which qualifies as an eligible guarantor institution. Redemption procedures with respect to accounts registered in the names of ^ broker-dealers may differ from those applicable to other shareholders.


      Be careful to specify the account from which the redemption is to be made. Shareholders have a separate account for each fund in which they invest.

      Payment of redemption proceeds will be mailed within seven days following receipt of the required documents. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, or an emergency as defined by the Securities and Exchange Commission exists. If the shares to be redeemed were purchased by check and that check has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If a shareholder participates in EasiVest, the Fund's automatic monthly investment program, and redeems all of the shares in his Fund account, INVESCO will terminate any further Easivest purchases unless otherwise instructed by the shareholder.


      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to effect the involuntary redemption of all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

      Fund shareholders (other than shareholders holding Fund shares in accounts of IRA plans) may request expedited redemption of shares having a minimum value of $250 (or redemption of all shares if their value is less than $250) held in accounts maintained in their name by telephoning redemption instructions to INVESCO, using the telephone number on the cover of this prospectus. The redemption proceeds, at the shareholder's option, either will be mailed to the address listed for the shareholder's Fund account, or wired (minimum of $1,000) or mailed to the bank which the shareholder has designated to receive the proceeds of telephone redemptions. The Fund charges no fee for effecting such telephone redemptions. Unless Fund Management permits a larger redemption request to be placed by telephone, a shareholder may not place a redemption request by telephone in excess of $25,000. These telephone redemption privileges may be modified or terminated in the future at the discretion of Fund Management.

      For INVESCO Trust Company-sponsored federal income tax-deferred retirement plans, the term "shareholders" is defined to mean plan trustees that file a written request to be able to redeem Fund shares by telephone. Shareholders should understand that, while the Fund will attempt to process all telephone redemption requests on an expedited basis, there may be times, particularly in periods of severe economic or market disruption, when (a) they may encounter difficulty in placing a telephone redemption request, and (b) processing telephone redemptions will require up to seven days following receipt of the redemption request, or additional time because of the unusual circumstances set forth above.

     The privilege of redeeming Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing a New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone redemption privileges, the shareholder has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to continue to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.

      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state, and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically invested in shares of the Fund or another fund in the INVESCO group.

      The Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless a shareholder is subject to backup withholding for other reasons, the shareholder can avoid backup withholding on his Fund account by ensuring that INVESCO has a correct, certified tax identification number.

      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income, in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders annually, at the discretion of the Company's board of directors.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of the distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying full purchase price, a portion of which is then returned in the form of a taxable distribution.

      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending on how long the Fund held the security which gave rise to the gains. The capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends.

      Shareholders also may realize capital gains or losses when they sell Fund shares at more or less than the price originally paid.

      Shareholders  are encouraged to consult their tax advisers with respect to
these  matters.   For  further   information   see   "Dividends,   Capital  Gain
Distributions and Taxes" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. All shares of the Fund have equal voting rights, based on one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all funds of the Company voting together. In other cases, such as voting upon the investment advisory contract, voting is on a fund-by-fund basis. To the extent permitted by law, when not all funds are affected by a matter to be voted upon, only shareholders of the Fund or funds affected by the matter will be entitled to vote thereon. The Company is not generally required, and does not expect, to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the 1940 Act. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company or partnership having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by

INVESCO in substantially the same manner as the existing Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the shareholders of the Fund. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance can be given that costs will be materially reduced if this option is implemented.

      Shareholder Inquiries. All inquiries regarding the Fund should be directed to the Fund at the telephone number or mailing address set forth on the cover page of this prospectus.


      Transfer and Dividend Disbursing Agent. INVESCO Funds Group, Inc., 7800 E. Union Ave., Denver, Colorado 80237, acts as registrar, transfer agent, and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement which provides that the Fund will pay an annual fee of ^ $20.00 per shareholder account or omnibus account participant. The transfer agency fee is not charged to each shareholder's or participant's account, but is an expense of the Fund to be paid from the Fund's assets. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of INVESCO, may provide sub-transfer agency or record-keeping services to the Fund which reduce or eliminate the need for identical services to be provided on behalf of the Fund by INVESCO. In such cases, INVESCO may pay the third party an annual sub-transfer agency ^ or record-keeping fee out of the transfer agency fee which is paid to INVESCO by the Fund.

                                          INVESCO  ASIAN  GROWTH  FUND
                                          A no-load mutual fund seeking capital
                                          appreciation.


                                          PROSPECTUS
                                        ^ December 1, 1996

To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085

To reach PAL, your 24-hour Personal Account Line, call:

      1-800-424-8085


You can find us on the World Wide Web:

      http://www.invesco.com


Or write to:

      INVESCO Funds Group, Inc., Distributor
      Post Office Box 173706
      Denver, Colorado  80217-3706

If you're in Denver, visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street

      Denver Tech Center
      7800 East Union Avenue
      Lobby Level

STATEMENT OF ADDITIONAL INFORMATION
December ^ 1, 1996


                         INVESCO SPECIALTY FUNDS, INC.

Address:                                  Mailing Address:
7800 E. Union Avenue                      Post Office Box 173706
Denver, Colorado  80237                   Denver, Colorado  80217-3706

                                  Telephone:
                      In continental U.S., 1-800-525-8085
--------------------------------------------------------------------------------


      INVESCO SPECIALTY FUNDS, INC. (the "Company") is a diversified, managed, no-load mutual fund consisting of ^ five separate portfolios of investments, INVESCO Worldwide Capital Goods Fund (the "Capital Goods Fund"); INVESCO Worldwide Communications Fund (the "Communications Fund"); INVESCO European Small Company Fund (the "European Small Company Fund"); INVESCO Latin American Growth Fund (the "Latin American Growth Fund"); and INVESCO Asian Growth Fund (the "Asian Growth Fund") ^ (collectively, the "Funds" and individually, a "Fund").

     The Capital Goods Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution, sale or service of capital goods, or in the mining, processing, manufacture or distribution of raw materials and intermediate goods used by industry and agriculture. The Communications Fund seeks to achieve a high total return on investment through capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution or sale of communications services and equipment. Up to 35% of the Communication Fund's total assets will be invested, under normal circumstances, in companies that are engaged in developing, constructing or operating infrastructure projects throughout the world, or in supplying equipment or services to such companies. Under normal circumstances, the Capital Goods Fund and Communications Fund will invest at least 65% of their total assets in issuers domiciled in at least three countries, one of which may be the United States, although the Capital Goods Fund's and Communications Fund's investment adviser expects the Capital Goods
Fund's and Communications Fund's investments to be allocated among a larger number of countries. The percentage of the Capital Goods Fund's and Communication Fund's assets invested in United States securities normally will be higher than that invested in securities issued by companies in any other single country. However, it is possible that at times the Capital Goods Fund or the Communications ^ Fund may have 65% or more of its total assets invested in foreign securities.

      The European Small Company Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of European companies whose individual equity market capitalizations would place them (at the time of purchase) in the same size range of companies in approximately the lowest 25% of market capitalization of companies that have equity securities listed on a U.S. national securities exchange. Under normal circumstances, the European Small Company Fund will invest at least 65% of its total assets in issuers domiciled in at least five countries, although the European Small Company Fund's investment adviser expects the European Small Company Fund's investments to be allocated among a larger number of countries. In this regard, no more than 50% of the European Small Company Fund's total assets will be invested in issuers domiciled in any one country.

      The Latin American Growth Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in securities of issuers domiciled in Latin America. For purposes of this Fund, Latin America will include: Mexico, Central America, South America, and the Spanish speaking islands of the Caribbean.


      ^ The Asian Growth Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies domiciled or with primary operations in Asia and the Pacific Rim, excluding Japan. For purposes of this prospectus, Asia and Pacific Rim territories will include, but not necessarily be limited to: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand, as well as Pakistan and Indochina as their markets become more accessible.

^


      Investors may purchase shares of any or all of the Funds. Additional funds may be added in the future.


      Prospectuses for the Capital Goods Fund, the Communications Fund, the European Small Company Fund, the Latin American Growth Fund, ^ and the Asian Growth Fund, dated ^ December 1, 1996, which provide the basic information you should know before investing in a Fund, may be obtained without charge from INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706. This Statement of Additional Information is not a Prospectus, but contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus.

Investment Adviser and Distributor:  INVESCO FUNDS GROUP, INC.


TABLE OF CONTENTS                                                         Page


INVESTMENT POLICIES AND RESTRICTIONS                                       137

THE FUNDS AND THEIR MANAGEMENT                                             150

HOW SHARES CAN BE PURCHASED                                                166

HOW SHARES ARE VALUED                                                      171

FUND PERFORMANCE                                                           172

SERVICES PROVIDED BY THE FUNDS                                             173

TAX-DEFERRED RETIREMENT PLANS                                              174

HOW TO REDEEM SHARES                                                       174

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, AND TAXES                           175

INVESTMENT PRACTICES                                                       177

ADDITIONAL INFORMATION                                                     181

INVESTMENT POLICIES AND RESTRICTIONS

      As discussed in each Fund's Prospectus in the section entitled "Investment Objective and Policies," the Funds may invest in a variety of securities, and employ a broad range of investment techniques in seeking to achieve their respective investment objectives. Such securities and techniques include the following:

Types of Equity Securities

      As described in the Prospectuses, equity securities which may be purchased by the Funds consist of common, preferred and convertible preferred stocks, and securities having equity characteristics such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in the corporation's earnings through dividends which may be declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The rights of common and preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Rights and warrants are securities which entitle the holder to purchase the securities of a company (generally, its common stock) at a specified price during a specified time period. Because of this feature, the values of rights and warrants are affected by factors similar to those which determine the prices of common stocks and exhibit similar behavior. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

      Convertible securities which may be purchased by the Funds include convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

      Convertible securities have an "investment value" which is the theoretical value determined by the yield they provide in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. They also have a "conversion value" which is the worth in market value if the securities were exchanged for their underlying equity securities. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security's price, when price is influenced primarily by its conversion value, generally will yield less than a senior non-convertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values or conversion values. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

Restricted/144A Securities

      In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the "1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a Fund, however, could affect adversely the marketability of such portfolio security and the Fund might be unable to dispose of such security promptly or at reasonable prices.

Municipal Bonds

      The Funds may invest in municipal bonds, the interest from which is exempt from federal income taxes, when their investment adviser and sub-adviser (collectively, "Fund Management") believes that the potential total return on the investment is better than the return that otherwise would be achieved by investing in fixed-income securities issued by corporations or the U.S. government or its agencies, the interest from which is not exempt from federal income taxes. Municipal bonds are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, to obtain funds for various public purposes, including: the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works; refunding outstanding obligations; and obtaining funds for general operating expenses. The Funds' investments in municipal bonds, as is true for any debt securities, generally will be subject to both credit risk and market risk. See the section of the Prospectuses entitled "Risk Factors."

Obligations of Domestic Banks

      These obligations consist of certificates of deposit ("CDs") and banker's acceptances issued by domestic banks (including their foreign branches) having total assets in excess of $5 billion, which meet the Funds' minimum rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank.

      Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). These instruments are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount.

Securities Lending

      The Funds also may lend their securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits the Funds to earn income, which, in turn, can be invested in additional securities of the type described in this Prospectus in pursuit of each Fund's investment objective. Loans of securities by the Funds will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. government or its agencies equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Cash collateral will be invested only in high quality short-term investments offering maximum liquidity. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Funds monitor the creditworthiness of borrowers in order to minimize such risks. The Funds will not lend any security if, as a result of the loan, the aggregate value of securities then on loan would exceed 33-1/3% of each Fund's total assets (taken at market value).

Commercial Paper

     The Funds may invest in these obligations, which are short-term promissory notes issued by domestic corporations to meet current working capital requirements. Such paper may be unsecured or backed by a letter of credit. Commercial paper issued with a letter of credit is, in effect, "two party paper," with the issuer directly responsible for payment, plus a bank's guarantee that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days. The Funds will only invest in commercial paper which at the date of purchase is rated A-2 or higher by Standard & Poor's or Prime-2 or higher by Moody's Investors Service, Inc. or, if unrated, commercial paper that is judged by Fund Management to be equivalent in quality to commercial paper having such ratings. A commercial paper rating of A-2 or Prime-2 indicates a strong capacity for repayment of short-term promissory obligations.

Mortgage-Backed Securities


      The Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or institutions such as banks, insurance companies, and savings and loans. Some of these securities, such as Government National Mortgage Association ("GNMA") certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Federal Home Loan Mortgage Corporation ("Freddie Mac") certificates, are not. The Funds^ currently do not intend to invest more than 5% of their respective net assets in mortgage-backed securities.


      Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Funds. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency or private institution that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.


^

Zero Coupon Bonds and Pay-In-Kind Bonds

      The Funds may invest in zero coupon bonds or "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accredited discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The issuers of all zero coupon bonds, and the obligor of all "strips" purchased by the Funds, will be the U.S. government or its agencies or instrumentalities. The market value of "strips" and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. In order for a Fund to maintain its qualification as a regulated investment company, it may be required to distribute income recognized on zero coupon bonds or "strips" even though no cash may be paid to the Fund until the maturity or call date of the bond, and any such distribution could reduce the amount of cash available for investment by the Fund. The Funds currently do not intend to invest more than 5% of their respective net assets in zero coupon bonds or "strips."


^


Asset-Backed Securities

      Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average life and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement. The Funds currently do not intend to invest more than 5% of their respective net assets in asset-backed securities.


^


Futures and Options on Futures and Securities

      As described in each Fund's Prospectus, the Funds may enter into futures contracts, and purchase and sell ("write") options to buy or sell futures contracts and other securities, which are included in the types of instruments sometimes known as derivatives. The Funds will comply with and adhere to all limitations in the manner and extent to which they effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission (the "CFTC") as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator. Under those restrictions, a Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of the Fund's total assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money," as defined in the Commodity Exchange Act (the "CEA"), the in-the-money amount may be excluded in computing such 5%. (In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the CEA and the regulations thereunder. As to long positions which are used as part of the Funds' portfolio management strategies and are incidental to their activities in the underlying cash market, the "underlying commodity value" of the Funds' futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

      Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in a segregated asset account with the broker an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by a Fund, there was a general increase in interest rates, thereby making the Fund's portfolio securities less valuable. In all instances involving the purchase of financial futures contracts by a Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. For a more complete discussion of the risks involved in futures and options on futures and other securities, refer to Appendix A ("Description of Futures and Options Contracts").

      Where futures are purchased to hedge against a possible increase in the price of a security before a Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures contract and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in the prices due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities and the value of the futures contract. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the value of the underlying securities and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

      In addition, if the Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

Options on Futures Contracts

      The Funds may buy and write options on futures contracts for hedging purposes, which are included in the types of instruments sometimes known as derivatives. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

      The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Foreign Currency Contracts

     The Funds may enter into forward currency contracts, which are included in the types of instruments sometimes known as derivatives, to purchase or sell foreign currencies (i.e., non-U.S. currencies) as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in a foreign security transaction, a Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received or during the time the Fund holds the foreign security. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. The Funds will not speculate in forward currency contracts. Although the Funds have not adopted any limitations on their ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Funds do not attempt to hedge all of their non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by their investment adviser or sub-adviser. The Funds will not enter into forward contracts for a term of more than one year.

Swaps and Swap-Related Products

      Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor.

      The Funds may enter into interest rate swaps, caps and floors, which are included in the types of instruments sometimes known as derivatives, on either an asset-based or liability-based basis, depending upon whether they are hedging their assets or their liabilities, and usually will enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis, and an amount of cash or high-grade liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, the Fund would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. The Funds will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The Funds' adviser or sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund would have contractual remedies pursuant to the agreements related to the transaction.

      The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will maintain in a segregated account cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors.

      There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. The documentation currently used in those markets attempts to limit the risk of loss with respect to interest rate swaps to the net amount of the payments that a party is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would anticipate losing the net amount of the payments that the Fund contractually is entitled to receive over the payments that the Fund is contractually obligated to make. The Funds may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above as well as the Funds' other investment restrictions set forth below.

Investment Restrictions

      As described in the section of the Funds' Prospectuses entitled "Investment Objectives and Policies," the Funds operate under certain investment restrictions which are fundamental and may not be changed with respect to a particular Fund without the prior approval of the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of that Fund. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

      Each Fund, unless otherwise indicated, may not:

      1.   With  respect  to   seventy-five   percent  (75%)  of  each  Fund's
           total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act, if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer;

      2. Borrow money or issue senior securities (as defined in the 1940 Act), except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33-1/3% of the value of its total assets (including the amount
           borrowed)   less   liabilities   (other   than   borrowings).   Any
           borrowings  that  come  to  exceed  33-1/3%  of  the  value  of the
           Fund's total assets by reason of a decline in total assets will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.


      3. Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.^


      4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      5. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements.)

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

      7. The European Small Company Fund, the Latin American Growth Fund and the Asian Growth Fund may not invest more than 25% of the value of their respective total assets in any particular industry (other than Government securities).

      As a fundamental policy in addition to the above, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

      In applying restriction 7 above, the European Small Company Fund, the Latin American Growth Fund and the Asian Growth Fund use an industry classification system for international securities based on the information obtained from Bloomberg L.P., Moody's International and the O'Neil Database published by William O'Neil & Co., Inc.

      Furthermore, the board of directors has adopted additional investment restrictions for each Fund, unless specifically noted to the contrary. These restrictions are operating policies of each Fund and may be changed by the board of directors without shareholder approval. The additional investment restrictions adopted by the board of directors to date include the following:

      (a) The Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities shall be deemed to be without value unless such warrants are separately transferable and current market prices are available, or unless otherwise determined by the board of directors.

      (b) The Fund will not (i) enter into any futures contracts or options on futures contracts if immediately thereafter the
           aggregate    margin   deposits   on   all    outstanding    futures
           contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or
           (ii) enter into any futures contracts if the aggregate net amount of the Fund's commitments under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund.

      (c) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the
           securities    sold    short    without    the    payment   of   any
           additional consideration therefor, and provided that transactions in options, swaps and forward futures
           contracts   are  not  deemed  to  constitute   selling   securities
           short.

      (d) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

      (e) The Fund does not currently intend to (i) purchase securities of closed end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Fund invests in a money market fund, the Fund's investment adviser will waive its advisory fee on the assets of the Fund which are invested in the money market fund during the time that those assets are so invested.

      (f)  The  Fund  may  not  mortgage  or  pledge  any   securities   owned
           or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

      (g) The Fund does not currently intend to purchase securities of any issuer (other than U.S. Government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the
           Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

      (h) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

      (i)  The   Fund   does   not   currently    intend   to   purchase   any
           security   or  enter  into  a   repurchase   agreement   if,  as  a
           result,    more   than   15%   of   its   net   assets   would   be
           invested   in    repurchase    agreements    not    entitling   the
           holder  to  payment  of  principal   and   interest   within  seven
           days  and  in   securities   that  are   illiquid   by   virtue  of
           legal  or  contractual   restrictions  on  resale  or  the  absence
           of  a  readily  available  market.  The  board  of  directors,   or
           the  Fund's   investment   adviser  acting  pursuant  to  authority
           delegated by the board of directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation.

      (j) The Fund may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control.

      With respect to investment restriction (i) above, the board of directors has delegated to Fund Management the authority to determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such securities are not subject to restriction (i) above. Under guidelines established by the board of directors, Fund Management will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security, (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).


      ^ The Company has voluntarily undertaken to comply with the Guidelines for Registration of Master Fund/Feeder Funds adopted by the membership of the North American Securities Administrators Association, Inc. then in effect in the event that, in the future, any of the Funds is converted into a feeder fund in a master fund/feeder fund structure. The Company has additionally voluntarily undertaken ^ that, in the event that in the future the Company determines that any of the Funds will be so converted, and if the NASAA Guidelines at such time include a requirement for shareholder approval of conversion of a fund into a feeder fund in a Master Fund/Feeder Fund structure, the Company expressly agrees to obtain such approval prior to effecting the conversion.

      The Company has voluntarily undertaken ^ that the European Small Company Fund will invest in no more than 15% of its total assets in lower rated debt securities, commonly known as "junk bonds." ^

THE FUNDS AND THEIR MANAGEMENT


      The  Company.   The  Company  was   incorporated   on  April  12,  1994,
under the laws of Maryland.

      The  Investment   Adviser.   INVESCO  Funds  Group,   Inc.,  a  Delaware
corporation   ("INVESCO"),   is   employed   as   the   Company's   investment
adviser. INVESCO was established in 1932 and also serves as an investment adviser to INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust, and INVESCO Variable Investment Funds, Inc.

      The Sub-Advisers. INVESCO, as investment adviser, has contracted with INVESCO Trust Company ("INVESCO Trust") to provide investment advisory and research services on behalf of the Capital Goods Fund and Communications Fund. INVESCO Trust has the primary responsibility for providing portfolio investment management services to these Funds. INVESCO Trust, a trust company founded in 1969, is a wholly-owned subsidiary of INVESCO.

      Additionally, INVESCO, as investment adviser, has contracted with INVESCO Asset Management Limited ("IAML") to provide investment advisory and research services on behalf of the European Small Company Fund and Latin American Growth Fund. IAML has the primary responsibility for providing portfolio investment management services to these Funds. IAML is an indirect wholly-owned subsidiary of INVESCO PLC.


      Additionally, INVESCO, as investment adviser, has contracted with INVESCO Asia Ltd. ("INVESCO Asia") to provide investment advisory and research services on behalf of the Asian Growth Fund. INVESCO Asia has primary responsibility for providing portfolio investment management services to this Fund. INVESCO Asia is an indirect wholly-owned subsidiary of INVESCO PLC. ^

      INVESCO is an indirect, wholly-owned subsidiary of INVESCO PLC, a publicly-traded holding company organized in 1935. Through subsidiaries located in London, Denver, Atlanta, Boston, Louisville, Dallas, Tokyo, Hong Kong, and the Channel Islands, INVESCO PLC provides investment services around the world. INVESCO was acquired by INVESCO PLC in 1982 and as of July 31, 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, on behalf of over 821,000 shareholders. INVESCO PLC's other North American subsidiaries include the following:


      --INVESCO Capital Management, Inc. of Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of two registered investment companies.

      --INVESCO   Management   &   Research,   Inc.   (formerly   Gardner  and
Preston   Moss,   Inc.)   of   Boston,   Massachusetts,    primarily   manages
pension and endowment accounts.

      --PRIMCO   Capital   Management,    Inc.   of   Louisville,    Kentucky,
specializes   in  managing   stable   return   investments,   principally   on
behalf of Section 401(k) retirement plans.

      --INVESCO Realty Advisors of Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for INVESCO PLC's clients worldwide. Clients include corporate plans, public pension funds as well as endowment and foundation accounts.

      The corporate headquarters of INVESCO PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

      As indicated in the Prospectuses, INVESCO permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of INVESCO and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds. INVESCO Asia and IAML are subject to similar policies.

      In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are administered by and subject to exceptions authorized by INVESCO.

     Investment Advisory Agreement. INVESCO serves as investment adviser pursuant to an investment advisory agreement (the "Agreement") with the Company which was approved on April 20, 1994, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or INVESCO at a meeting called for such purpose. The Agreement was approved by INVESCO Funds Group, Inc. on July 12, 1994, as the then sole shareholder of the Capital Goods Fund and Communications Fund. The Agreement is for an initial term expiring April 30, 1996. The Agreement has been continued by action of the board of directors through April 30, 1997. Thereafter, the Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder. With respect to INVESCO European Small Company Fund and Latin American Growth Fund, the Agreement was approved by INVESCO on February 8, 1995 as the then sole shareholder of each Fund and is for an initial term expiring April 30, 1997. With respect to the Asian Growth Fund, the Agreement was approved by INVESCO on September 12, 1995 as the then sole shareholder of the Fund and is for an initial term expiring April 30, 1997. ^


      The Agreement provides that INVESCO shall manage the investment portfolios of the Funds in conformity with the Funds' investment policies (either directly or by delegation to a sub-adviser, which may be a party affiliated with INVESCO). Further, INVESCO shall perform all administrative, internal accounting (including computation of net asset value), clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Funds excluding, however, those services that are the subject of separate agreement between the Company and INVESCO or any affiliate thereof, including the distribution and sale of Fund shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with INVESCO discussed below. Services provided under the Agreement include, but are not limited to: supplying the Company with officers, clerical staff and other employees, if any, who are necessary in connection with the Funds' operations; furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds), except insofar as the assistance of independent accountants or attorneys is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act. Expenses not assumed by INVESCO are borne by the Funds.

      As full compensation for its advisory services to the Company, INVESCO receives a monthly fee. The fee is based upon a percentage of each Fund's average net assets, determined daily. With respect to the Capital Goods Fund and the Communications Fund, the fee is calculated at the annual rate of: 0.65% on the first $500 million of each Fund's average net assets; 0.55% on the next $500 million of each Fund's average net assets; and 0.45% on each Fund's average net assets over $1 billion. With respect to the European Small Company Fund, the

Latin American Growth Fund and the Asian Growth Fund, the fee is calculated at the annual rate of: 0.75% on the first $500 million of each Fund's average net assets; 0.65% on the next $500 million of each Fund's average net assets; and 0.55% on each Fund's average net assets over $1 billion. ^


      Certain states in which the shares of the Funds are qualified for sale currently impose limitations on the expenses of each of the Funds. At the date of this Statement of Additional Information, the most restrictive state-imposed annual expense limitation requires that INVESCO absorb the amount necessary to prevent any Fund's aggregate ordinary operating expenses (excluding interest, taxes, Rule 12b-1 fees, brokerage fees and commissions, and extraordinary charges such as litigation costs) from exceeding in any fiscal year 2.5% on that Fund's first $30 million of average net assets, 2.0% on the next $70 million of average net assets and 1.5% on the remaining average net assets. No payment of the investment advisory fee will be made to INVESCO which would result in a Fund's expenses exceeding on a cumulative annualized basis this state limitation.

      Sub-Advisory Agreements. INVESCO Trust serves as sub-adviser to the Capital Goods Fund and Communications Fund pursuant to a sub-advisory agreement (the "Capital Goods and Communications Sub-Agreement") with INVESCO which was approved on April 20, 1994, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO or INVESCO Trust at a meeting called for such purpose. The Capital Goods and Communications Sub-Agreement was approved on July 12, 1994, by INVESCO as the then sole shareholder of the Capital Goods Fund and Communications Fund for an initial term expiring April 30, 1996. The Capital Goods and Communications Sub-Agreement has been approved through April 30, 1997. Thereafter, the Capital Goods and Communications Sub-Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Each such continuance also must be approved by a majority of the directors who are not parties to the Capital Goods and Communications Sub-Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Capital Goods and Communications Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

      IAML serves as sub-adviser to the European Small Company Fund and the Latin American Growth Fund pursuant to a sub-advisory agreement (the "European and Latin American Sub-Agreement") with INVESCO that was assumed by IAML from MIM International Limited ("MIL"), another indirect wholly-owned subsidiary of INVESCO PLC, on November 10, 1995. This agreement was approved on October 19,

1994 by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO, IAML or MIL at a meeting called for such purpose. The European and Latin American Sub-Agreement was approved on February 8, 1995, by INVESCO as the then sole shareholder of the European Small Company Fund and the Latin American Growth Fund for an initial term expiring April 30, 1996. The European and Latin American Sub-Agreement has been approved through April 30, 1997. Thereafter, the European and Latin American Sub-Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the Investment Company Act of 1940, of the outstanding shares of the Fund. Each such continuance also must be approved by a majority of the directors who are not parties to the European and Latin American Sub- Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The European and Latin American Sub- Agreement may be terminated at any time without penalty by either party or the Company upon sixty
(60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

      INVESCO Asia serves as sub-adviser to the Asian Growth Fund pursuant to a sub-advisory agreement (the "Asian Growth Sub- Agreement") with INVESCO which was approved on September 12, 1995 by INVESCO as the then sole shareholder of the Asian Growth Fund for an initial term expiring April 30, 1996. The Asian Growth Sub- Agreement has been approved through April 30, 1997. Thereafter the Asian Growth Sub-Agreement may be continued from year to year as long as it is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Each such continuance also must be approved by a majority of directors who are not parties to the Asian Growth Sub-Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Asian Growth Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.


^
      The Sub-Agreements provide that INVESCO Trust, IAML, and INVESCO Asia ^ subject to the supervision of INVESCO, shall manage the investment portfolios of the respective Funds in conformity with each Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Funds, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each of the Funds, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of the Sub-Advisers; (e) determining what portion of each of the Funds should be invested in the various types of securities authorized for purchase by each Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each Fund shall be exercised.


      The Capital Goods and Communications Sub-Agreements provide that as compensation for its services, INVESCO Trust shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Capital Goods Fund's and Communications Fund's net assets at the following annual rates:
0.325% on the first $500 million of each Fund's average net assets; 0.275% on the next $500 million of each Fund's average net assets; and 0.225% on each Fund's average net assets over $1 billion. The European and Latin American Sub-Agreement provides that as compensation for its services, ^ IAML shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the European Small Company Fund's and Latin American Growth Fund's net assets at the following annual rates: 0.375% on the first $500 million of each Fund's average net assets; 0.325% on the next $500 million of each Fund's average net assets; and 0.275% on each Fund's average net assets over $1 billion. The Asian Growth Sub-Agreement provides that, as compensation for its services, INVESCO Asia shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Asian Growth Fund's net assets at the following rates: 0.375% on the first $500 million of the Fund's average net assets; 0.325% on the next $500 million of the Fund's average net assets; and 0.275% on the Fund's average net assets in excess of $1 billion. ^ The Sub-Advisory fees are paid by INVESCO, NOT the Funds.


      Administrative Services Agreement. INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated May 2, 1994 (the "Administrative Agreement"). The Administrative Agreement was approved on April 20, 1994, by a vote cast in person by all of the directors of the Company, including all of the directors who are not "interested persons" of the Company or INVESCO at a meeting called for such purpose.
The Administrative Agreement was for an initial term expiring April 30, 1995 and has been renewed through April 30, 1997. The Administrative Agreement may be continued from year to year thereafter as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Administrative Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Company upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the Company's board of directors approves such assignment.

      The Administrative Agreement provides that INVESCO shall provide the following services to the Funds: (A) such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and (B) such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

      As full compensation for services provided under the Administrative Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of the Fund.

      Transfer Agency Agreement. INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement which was approved by the board of directors of the Company, including a majority of the Company's directors who are not parties to the Transfer Agency Agreement or "interested persons" of any such party, on April 20, 1994, for an initial term expiring April 30, 1995. The Transfer Agency Agreement has been continued by action of the board of directors until April 30, 1997 and thereafter may be continued from year to year as to each Fund as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Transfer Agency Agreement or interested persons (as defined by the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

      The Transfer Agency Agreement provides that the Funds will pay to INVESCO an annual fee of $20.00 per shareholder account and omnibus account participant. This fee is paid monthly at 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in existence during each month.

      Set forth below is a table showing the advisory fees, administrative services fees, and transfer agency fees paid by each of the Funds for the period shown.


                                                   Year Ended                          Year Ended
                                                July 31, 1996(1)                    July 31, 1995(1)
                                                                Adminis-                            Adminis-
                                                    Transfer     trative                Transfer     trative
                                        Advisory      Agency    Services    Advisory      Agency    Services
                                            Fees        Fees        Fees        Fees        Fees        Fees


Worldwide Capital Goods                  $52,495     $35,801     $11,211     $32,382     $20,517     $10,747
Worldwide Communications                $255,873    $151,435     $15,905    $101,129     $64,043     $12,334
European Small Company                  $271,008     $66,181     $15,420   $4,159(2)   $2,300(2)   $3,417(2)
Latin American Growth                   $130,913     $47,581     $12,618  $12,530(2)   $5,295(2) ^ $3,584(2)
Asian Growth Fund(3)                     $26,564     $16,399      $3,031         -0-         -0-         -0-


(1) These amounts do not reflect the voluntary expense limitations described in the Funds' prospectuses.

(2) For the period February 15, 1995 (inception) through July 31, 1995.


(3) The Asian Growth Fund did not pay any of the fees listed in this table for the year ended July 31, 1995 since it did not commence a public offering of its shares until March 1, 1996. In addition, the fees listed in the table for the year ended July 31, 1996 are for the five month period begining March 1, 1996 (inception). ^

      Officers and Directors of the Company. The overall direction and supervision of the Company is the responsibility of the board of directors, which has the primary duty of seeing that the general investment policies and programs of each of the Funds are carried out and that the Funds are properly administered. The officers of the Company, all of whom are officers and employees of, and are paid by, INVESCO, are responsible for the day-to-day administration of the Company and each of the Funds. The investment adviser for each Fund has the primary responsibility for making investment decisions on behalf of that Fund. These investment decisions are reviewed by the investment committee of INVESCO.


      All of the officers and directors of the Company hold comparable positions with INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Variable Investment Funds, Inc. All of the directors of the Company also serve as trustees of INVESCO Value Trust. In addition, all of the directors of the Company^ also are directors of INVESCO Advisor Funds, Inc. (formerly known as The EBI Funds, Inc."); and, with the exception of Mr. Hesser, trustees of INVESCO Treasurer's Series Trust. All of the officers of the Company also hold comparable positions with INVESCO Value Trust. Set forth below is information with respect to each of the Company's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706, Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during the past five years.

      CHARLES   W.   BRADY,*+   Chairman   of  the  Board.   Chief   Executive
Officer   and   Director   of   INVESCO   PLC,   London,   England,   and   of
various   subsidiaries   thereof;   Chairman   of  the   Board  of  ^  INVESCO
Advisor   Funds,   Inc.,   INVESCO   Treasurer's   Series   Trust,   and   The
Global  Heath   Sciences   Fund.   Address:   1315   Peachtree   Street,   NE,>
Atlanta, Georgia.  Born:  May 11, 1935.


      FRED A. DEERING,+# Vice Chairman of the Board. Vice Chairman of INVESCO Advisor Funds, Inc. and INVESCO Treasurer's Series Trust. Trustee of The Global Health Sciences Fund. Formerly,
Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado; Director of ING America Life Insurance Company, Urbaine Life Insurance Company and Midwestern United Life Insurance Company.
Address:   Security   Life   Center,   1290   Broadway,    Denver,   Colorado.
Born: January 12, 1928.


      DAN J. HESSER,+* President and Director. Chairman of the Board, President, and Chief Executive Officer of INVESCO Funds Group, Inc. ^ and Director of INVESCO Trust Company. Director of INVESCO Advisor Funds, Inc. Trustee of The Global Health Sciences Fund. Born: December 27, 1939.

      VICTOR L. ANDREWS,** Director. Professor Emeritus, Chairman Emeritus and Chairman of the CFO Roundtable of the Department of Finance at Georgia State University, Atlanta, Georgia; President, Andrews Financial Associates, Inc. (consulting firm); formerly, member of the faculties of the Harvard Business School and the
Sloan School of Management of MIT. Dr. Andrews is also a director of the Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc. Address: 4625 Jettridge Drive, Atlanta, Georgia.
Born: June 23, 1930.

      BOB   R.   BAKER,+**    Director.    President   and   Chief   Executive
Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December 1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation.
Address:   1775  Sherman  Street,  #1000,  Denver,   Colorado.   Born:  August
7, 1936.

      LAWRENCE H. BUDNER,# Director. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of InterFirst Bank, Dallas, Texas. Address: 7608 Glen Albens Circle, Dallas, Texas. Born: July 25, 1930.

      DANIEL D. CHABRIS,+# Director. Financial Consultant; Assistant Treasurer of Colt Industries Inc., New York, New York,
from  1966  to  1988.   Address:   15  Sterling   Road,   Armonk,   New  York.
Born: August 1, 1923.


      A. D. FRAZIER, JR.,*,** Director. Executive Vice President of INVESCO PLC (since November 1996). Formerly, Senior Executive Vice President and Chief Operating Officer of the Atlanta Committee for the Olympic Games. From 1982 to 1991, Mr. Frazier was employed in various capacities by First Chicago Bank^. Trustee of The Global Health Sciences Fund. Director of Magellan Health Services,
Inc. and of Charter Medical Corp. Address: 250 Williams Street, Suite 6000, Atlanta, Georgia 30301. Born: June 23, 1944.

      HUBERT L. HARRIS, JR.*, Director. Chairman (since May 1996), President (January 1990 to April 1996) of INVESCO Services, Inc. Director of INVESCO PLC and Chief ^ Executive Officer of INVESCO
Individual Services Group. Member of the Executive Committee of the Alumni Board of Trustees of Georgia Institute of Technology.
Address:   1315  Peachtree   Street,   NE,   Atlanta,   Georgia.   Born:  July
15, 1943.


      KENNETH  T.   KING,**   Director.   Formerly,   Chairman  of  the  Board
of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol
Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987.

Address: 4080 North Circulo Manzanillo, Tucson, Arizona. Born: November 16,
1925.

      JOHN W. MC INTYRE,# Director. Retired. Formerly, Vice Chairman of the Board of Directors of The Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of The Citizens and Southern Georgia Corp. and Citizens and Southern National Bank. Director of Golden Poultry Co., Inc. Trustee of The Global Health Sciences Fund and Gables Residential Trust. Address: 7 Piedmont Center, Suite 100, Atlanta, GA. Born:
September 14, 1930.


^


      GLEN   A.   PAYNE,   Secretary.    Senior   Vice   President,    General
Counsel and Secretary of INVESCO Funds Group, Inc. and INVESCO Trust Company since April 1995 and formerly (May 1989 to April
1995) Vice President, Secretary and General Counsel of INVESCO Funds Group, Inc. and INVESCO Trust Company. Formerly, employee of a U.S. regulatory agency, Washington, D.C. (June 1973 through May
1989).  Born:  September 25, 1947.

      RONALD   L.   GROOMS,    Treasurer.    Senior   Vice    President    and
Treasurer  of  INVESCO   Funds  Group,   Inc.   and  INVESCO   Trust   Company
since January 1988.  Born:  October 1, 1946.

      WILLIAM   J.   GALVIN,   JR.,   Assistant    Secretary.    Senior   Vice
President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company since July 1995 and formerly (August 1992 to July
1995) Vice President of INVESCO Funds Group, Inc. and trust officer of INVESCO Trust Company. Formerly, Vice President of 440
Financial   Group  from  June  1990  to  August   1992  and   Assistant   Vice
President   of   Putnam   Companies   from   November   1986  to  June   1990.
Born:  August 21, 1956.

      ALAN   I.   WATSON,    Assistant    Secretary.    Vice    President   of
INVESCO   Funds   Group,   Inc.   and   Trust   Officer   of   INVESCO   Trust
Company.  Born:  September 14, 1941.

      JUDY  P.  WIESE,   Assistant   Treasurer.   Vice  President  of  INVESCO
Funds   Group,   Inc.   and  Trust   Officer   of   INVESCO   Trust   Company.
Born:  February 3, 1948.

      #Member of the audit committee of the Company.

      +Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

      *These directors are "interested persons" of the Company as defined in the Investment Company Act of 1940.

      **Member of the management liaison committee of the Company.


      As of ^ November 11, 1996, officers and directors of the Company, as a group, beneficially owned less than 1% of the Company's outstanding shares ^ broken down as 0.28% of the Worldwide Capital Goods Fund, ^ 0.02% of the Worldwide Communications Fund, ^ 0.02% of the European Small Company Fund, ^ 0.06% of the Latin American Growth Fund and ^ 0.02% of the Asian Growth Fund.


Director Compensation


      The following table sets forth, for the fiscal year ending July 31, 1996: the compensation paid by the Company to its eight eligible independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Funds Group, Inc. (including the Company), ^ INVESCO Advisor Funds, Inc., INVESCO Treasurer's Series Trust and The Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1995. As of December 31, 1995, there were 49 funds in the INVESCO Complex.


                                                                         Total
                                                                     Compensa-
                                           Benefits     Estimated    tion From
                             Aggregate      Accrued        Annual      INVESCO
Name of                      Compensa-      As Part      Benefits      Complex
Person,                      tion From      of Fund      Upon Re-      Paid To
Position                       Fund(1)  Expenses(2)   tirement(3) Directors(1)

Fred A.Deering,                 $2,388          $71           $59     $ 87,350
Vice Chairman of
  the Board

Victor L. Andrews                2,363           62            65       68,000

Bob R. Baker                     2,370           64            87       73,000

Lawrence H. Budner               2,353           67            65       68,350

Daniel D. Chabris                2,371           76            46       73,350

A. D. Frazier Jr.(4),(5)         2,342            0             0       63,500

Kenneth T. King                  2,364           73            53       70,000

John W. McIntyre4                2,350            0             0       67,850
                               -------         ----          ----     --------

Total                         $18,9016         $413          $375     $571,400

% of Net Assets               0.0095%7     0.0002%7                    .0043%8

     (1)The vice chairman of the board, the chairmen of the audit, management liaison and compensation committees, and the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.

     (2)Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

     (3)These figures represent the Company's share of the estimated annual benefits payable by the INVESCO Complex (excluding The Global Health Sciences Fund, which does not participate in any retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Messrs. Frazier and McIntyre, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

     (4)Messrs. Frazier and McIntyre began serving as directors of the Company on April 19, 1995.


     ^ (5)Effective November 1, 1996, Mr. Frazier was employed by INVESCO PLC, a company affiliated with INVESCO ^. Because it was possible that Mr. Frazier would be employed with INVESCO PLC effective May 1, 1996, he was deemed to be an "interested person" of the Company and of the other funds in the INVESCO Complex ^. Effective November 1, 1996, Mr. Frazier will no longer receive any director's fees or other compensation from the Company or other funds in the INVESCO Complex for his service as a director.


     (6)Amount includes Worldwide Communications Fund for the fiscal year ended July 31, 1996, Worldwide Capital Goods Fund for the period October 1, 1995 through July 31, 1996, and Latin American Growth and European Small Company

Funds for the period April 1, 1996 through July 31, 1996. The Asian Growth Fund did not accrue directors fees as of July 31, 1996.

     (7)Totals as a percentage of the Company's net assets as of July 31, 1996.

     (8)Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1995.


      Messrs. Brady, Harris ^, Hesser and, effective November 1, 1996, Frazier, as "interested persons" of the Company and of the other funds in the INVESCO Complex, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Complex for their service as directors.


      The boards of directors/trustees of the mutual funds managed by INVESCO, INVESCO Advisor Funds, Inc. and INVESCO Treasurer's Series Trust have adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the retirement age of 72 (or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years, but less than three years) continuation of payment for one year (the "first year retirement benefit") of the annual basic retainer payable by the funds to the qualified director at the time of his retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to 25% of the basic retainer. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or to his beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the INVESCO, INVESCO Advisor and Treasurer's Series funds in a manner determined to be fair and equitable by the committee. The Company is not making any payments to directors under the plan as of the date of this Statement of Additional Information. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The Company has an audit committee which is comprised of four of the directors who are not interested persons of the Company. The committee meets periodically with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

      The Company also has a management liaison committee which meets quarterly with various management personnel of INVESCO in order (a) to facilitate better understanding of management and operations of the Company, and (b) to review legal and operational matters which have been assigned to the committee by the board of directors in furtherance of the board of directors' overall duty of supervision.

HOW SHARES CAN BE PURCHASED

      Shares of each Fund are sold on a continuous basis at the respective net asset value per share of the Fund next calculated after receipt of a purchase order in good form. The net asset value per share is computed separately for each Fund and is determined once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange, but may also be computed at other times. See "How Shares Are Valued." INVESCO acts as the Funds' distributor under a distribution agreement with the Company under which it receives no compensation and bears all expenses, including the costs of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses which are paid out of Fund assets under the Company's Plan of Distribution which has been adopted by the Company in accordance with Rule 12b-1 under the 1940 Act.


      Distribution Plan. As discussed under "How Shares Can Be Purchased" in the Prospectuses, the Company has adopted a Plan and Agreement of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each of the Funds may make monthly payments to INVESCO of amounts computed at an annual rate no greater than 0.25% on the Fund's average net assets to reimburse it for expenses incurred by it in connection with the distribution of each Fund's shares to investors. Payment amounts by a Fund under the Plan, for any month, may only be made to reimburse or pay expenditures incurred during the rolling 12-month period in which that month falls, although this period is expanded to 24 months for expenses incurred during the first 24 months of a Fund's operations. During the fiscal year ended July 31, 1996, the Capital Goods Fund, Worldwide Communications Fund, European Small Company Fund and Latin
American Growth Fund incurred ^ $20,544, $93,172, $64,913 and $38,021 in distribution expenses, respectively, prior to the voluntary absorption of certain Fund expenses by INVESCO and the applicable sub-adviser. During the period ended July 31, 1996, the Asian Growth Fund incurred $5,613 in distribution expenses, prior to the voluntary absorption of certain Fund expenses by INVESCO and the applicable sub-adviser. In addition, as of July 31, 1996 the Worldwide Capital Goods Fund, Worldwide Communications Fund, European Small Company Fund, Latin American Growth Fund and Asian Growth Fund incurred $1,746, $11,017, $26,038, $7,098 and $3,241 of additional distribution expenses subject to the approval of the Company's directors, which approval was scheduled for October 30, 1996. As noted in the Prospectuses, one type of reimbursable expenditure is the payment of compensation to securities companies and other financial institutions and organizations, which may include INVESCO affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services. Payments will be made by INVESCO to broker-dealers who sell shares of the Funds and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, the Company does not believe that these limitations would affect the ability of such banks to enter into arrangements with INVESCO, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of one or more of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in a particular Fund. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by each Fund.

      For the fiscal year ended July 31, 1996, allocation of 12b-1 amounts paid by the Capital Goods Fund for the following categories of expenses were: advertising --$4,874; sales literature, printing and postage--$8,620; direct mail--$507; public relations/promotion- -$646; compensation to securities dealers and other organizations-- $2,959; marketing personnel--$2,938. For the fiscal year ended July 31, 1996, allocation of 12b-1 amounts paid by the Communications Fund for the following categories of expenses were: advertising --$44,031; sales literature, printing and postage-- $23,855; direct mail--$12,178; public relations/promotion--$1,218; compensation to securities dealers and other organizations--$5,673; marketing personnel--$6,217. For the fiscal year ended July 31, 1996, allocation of 12b-1 amounts paid by the European Small Company Fund for the following categories of expenses were: advertising --$30,195; sales literature, printing and postage-- $16,374; direct mail--$3,195; public relations/promotion--$1,185; compensation to securities dealers and other organizations--$6,934; marketing personnel--$7,031. For the fiscal year ended July 31, 1996, allocation of 12b-1 amounts paid by the Latin American Growth Fund for the following categories of expenses were: advertising -- $18,145; sales literature, printing and postage--$9,468; direct mail--$760;

public relations/promotion--$925; compensation to securities dealers and other organizations--$4,151; marketing personnel--$4,572. For the period March 1, 1996 (inception) through July 31, 1996, allocation of 12b-1 amounts paid by the Asian American Growth Fund for the following categories of expenses were: advertising --$1,440; sales literature, printing and postage--$1,233; direct mail--$2,781; public relations/promotion-- $40; compensation to securities dealers and other organizations-- $47; marketing personnel--$72.

      The nature and scope of services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new stockholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of each Fund's transactions by customers, serving as the primary source of information to customers in answering questions concerning each Fund, and assisting in other customer transactions with each Fund.

      The Plan was approved on April 20, 1994, at a meeting called for such purpose by a majority of the directors of the Company, including a majority of the directors who neither are "interested persons" of the Company nor have any financial interest in the operation of the Plan ("12b-1 directors"). The Plan was approved by INVESCO on July 12, 1994, as the then sole shareholder of the Capital Goods Fund and Communications Fund for an initial term expiring April 30, 1995 and has been continued by action of the board of directors until April 30, 1997. With respect to the INVESCO European Small Company Fund and Latin American Growth Fund, the Plan was approved by INVESCO on February 8, 1995 as the then sole shareholder of each Fund and has been continued by action of the board of directors until April 30, 1997. With respect to the Asian Growth Fund, the Plan was approved by INVESCO on September 12, 1995 as the then sole shareholder of the Fund and has been continued by action of the board of directors until April 30, 1997.

^

      The Plan provides that it shall continue in effect with respect to each Fund for so long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance. The Plan also can be terminated at any time with respect to any Fund, without penalty, if a majority of the 12b-1 directors, or shareholders of such Fund, vote to terminate the Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of the shares of any Fund at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Funds, the investment climate for any particular Fund, general market conditions, and the volume of sales and redemptions of Fund shares. The Plan may continue in effect and payments may be made under the Plan following any such temporary suspension or limitation of the offering of a Fund's shares; however, the Company is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his shares. So long as the Plan is in effect, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the independent directors then in office at the time of such selection or nomination. The Plan may not be amended to increase materially the amount of any Fund's payments thereunder without approval of the shareholders of that Fund, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the 12b-1 directors. Under the agreement implementing the Plan, INVESCO or the Funds, the latter by vote of a majority of the 12b-1 directors or of the holders of a majority of any Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by any Fund under the Plan in the event of its termination as to that Fund.

      To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the Act, it shall remain in effect as such, so as to authorize the use of each Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, each Fund's obligation to make payments to INVESCO shall terminate automatically, in the event of such "assignment," in which event the Funds may continue to make payments, pursuant to the Plan, to INVESCO or another organization only upon the approval of new arrangements, which may or may not be with INVESCO, regarding the use of the amounts authorized to be paid by it under the Plan, by the directors, including a majority of the 12b-1 directors, by a vote cast in person at a meeting called for such purpose.

      Information regarding the services rendered under the Plan and the amounts paid therefor by each Fund are provided to, and reviewed by, the directors on a quarterly basis. In the quarterly review, the directors determine whether, and to what extent, INVESCO will be reimbursed for expenditures which it has made that are reimbursable under the Company's Rule 12b-1 Plan. On an annual basis, the directors consider the continued appropriateness of the Plan at the level of compensation provided therein.

      The only  directors  or  interested  persons,  as that term is  defined in
Section 2(a)(19) of the Act, of the Company who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company listed under "Officers and Directors of the Company" who are also officers either of INVESCO or companies affiliated with INVESCO. The benefits which the Company believes will be reasonably likely to flow to the Funds and their shareholders under the Plan include the following:

      (1) Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

      (2) The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes;

      (3) The positive effect which increased Fund assets will have on its revenues could allow INVESCO:

            (a) To have greater resources to make the financial commitments necessary to improve the quality and level of each Fund's shareholder services (in both systems and personnel),

            (b) To increase the number and type of mutual funds available to investors from INVESCO (and support them in their infancy), and thereby expand the investment choices available to all shareholders, and

            (c)   To  acquire  and  retain   talented   employees  who  desire
                  to be associated with a growing organization; and

      (4) Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in the advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the Plan.

HOW SHARES ARE VALUED

      As described in the section of the Funds' Prospectuses entitled "How Shares Can Be Purchased," the net asset value of shares of each Fund of the Company is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day on which there is a sufficient degree of trading in the securities held by a Fund that the current net asset value per share of such Fund might be materially affected by changes in the value of the securities held, but only if on such day the Fund receives a request to purchase or redeem shares. Net asset value per share is not calculated on days the New York Stock Exchange is closed, such as federal holidays, including New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

      The net asset value per share of each Fund is calculated by dividing the value of all securities held by the Fund and its other assets (including dividends and interest accrued but not collected), less the Fund's liabilities (including accrued expenses), by the number of outstanding shares of the Fund. Securities traded on national securities exchanges, the NASDAQ National Market System, the NASDAQ Small Cap market and foreign markets are valued at their last sale prices on the exchanges or markets where such securities are primarily traded. Securities traded in the over-the-counter market for which last sale prices are not available, and listed securities for which no sales were reported on a particular date, are valued at their highest closing bid prices (or, for debt securities, yield equivalents thereof) obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities or other assets will be valued at their fair values as determined in good faith by the Company's board of directors or pursuant to procedures adopted by the board of directors. The above procedures may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional-size trading units of debt securities. Prior to utilizing a pricing service, the Company's board of directors reviews the methods used by such service to assure itself that securities will be valued at their fair values. The Company's board of directors also periodically monitors the methods used by such pricing services. Debt securities with remaining maturities of 60 days or less at the time of purchase are normally valued at amortized cost.

      The values of securities held by the Funds are determined as of the time regular trading in such securities or assets is completed each day. Since regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing the Funds' net asset value. However, in the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day which may be prior to the close of regular trading in the security. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the spot rate of such currencies against U.S. dollars provided by an approved pricing service.

FUND PERFORMANCE

      As discussed in the Funds' Prospectuses, the Company advertises the total return performance of the Funds. The total return performance for the Capital Goods, Communications, European Small Company and Latin American Growth Funds for the fiscal year ended July 31, 1996 and for the Asian Growth Fund for the period from March 1, 1996 (inception) through July 31, 1996 was as follows:


      Fund                                    One Year      Life of Fund
      ----                                    --------      ------------
      Capital Goods Fund*                        0.27%           (0.61)%
      Communications Fund*                      13.67%            19.12%
      European Small Company Fund~              31.07%            32.21%
      Latin American Growth Fund~               15.27%            22.13%
      Asian Growth Fund^                           N/A         ^(10.31)%


*Inception date: August 1, 1994
~Inception date: February 15, 1995
^Inception date: March 1, 1996

      Average annual total return performance is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)n = ERV

where:      P = initial payment of $1000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

      In conjunction with performance reports, comparative data between the Funds' performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

     From time to time, evaluations of performance made by independent sources may also be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the

Funds. Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

      American Association of Individual Investors' Journal
      Banxquote
      Barron's
      Business Week
      CDA Investment Technologies
      CNBC
      CNN
      Consumer Digest
      Financial Times
      Financial World
      Forbes
      Fortune
      Ibbotson Associates, Inc.
      Institutional Investor
      Investment Company Data, Inc.
      Investor's Business Daily
      Kiplinger's Personal Finance
      Lipper Analytical Services, Inc.'s Mutual Fund
        Performance Analysis
      Money
      Morningstar
      Mutual Fund Forecaster
      No-Load Analyst
      No-Load Fund X
      Personal Investor
      Smart Money
      The New York Times
      The No-Load Fund Investor
      U.S. News and World Report
      United Mutual Fund Selector
      USA Today
      Wall Street Journal
      Wiesenberger Investment Companies Services
      Working Woman
      Worth

SERVICES PROVIDED BY THE FUNDS

      Periodic Withdrawal Plan. As described in the Funds' Prospectuses, each Fund offers a Periodic Withdrawal Plan. All dividends and distributions on shares owned by shareholders participating in this Plan are reinvested in additional shares. Since withdrawal payments represent the proceeds from sales of shares, the amount of shareholders' investments in a Fund will be reduced to the extent that withdrawal payments exceed dividends and other distributions paid and reinvested. Any gain or loss on such redemptions must be reported for tax purposes. In each case, shares will be redeemed at the close of business on or about the 20th day of each month preceding payment and payments will be mailed within five business days thereafter.

      The Periodic Withdrawal Plan involves the use of principal and is not a guaranteed annuity. Payments under such Plan do not represent income or a return on investment.

      A Periodic Withdrawal Plan may be terminated at any time by sending a written request to INVESCO. Upon termination, all future dividends and capital gain distributions will be reinvested in additional shares unless a shareholder requests otherwise.

      Exchange Privilege. As discussed in the Funds' Prospectuses, the Funds offer shareholders the privilege of exchanging shares of the Funds for shares of another fund or for shares of certain other no-load mutual funds advised by INVESCO. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc., using the telephone number or address on the cover of this Statement of Additional Information. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that have established a new account must meet the fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the fund's applicable minimum subsequent investment requirements. Any gain or loss realized on such an exchange is recognized for federal income tax purposes. This privilege is not an option or right to purchase securities, but is a revocable privilege permitted under the present policies of each of the funds and is not available in any state or other jurisdiction where the shares of the mutual fund into which transfer is to be made are not qualified for sale, or when the net asset value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus.

TAX-DEFERRED RETIREMENT PLANS

      As described in the Funds' Prospectuses, shares of a Fund may be purchased as the investment medium for various tax-deferred retirement plans. Persons who request information regarding these plans from INVESCO will be provided with prototype documents and other supporting information regarding the type of plan requested. Each of these plans involves a long-term commitment of assets and is subject to possible regulatory penalties for excess contributions, premature distributions or for insufficient distributions after age 70-1/2. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or other tax adviser prior to the establishment of such a plan.

HOW TO REDEEM SHARES

      Normally, payments for shares redeemed will be mailed within seven days following receipt of the required documents as described in the section of the Funds' Prospectus entitled "How to Redeem Shares." The right of redemption may be suspended and payment postponed when: (a) the New York Stock Exchange is closed for other than customary weekends and holidays; (b) trading on that exchange is restricted; (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) the Securities and Exchange Commission by order so permits.

      It is possible that in the future conditions may exist which would, in the opinion of the Company's investment adviser, make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the investment adviser may authorize payment to be made in portfolio securities or other property of the Fund. However, the Company is obligated under the 1940 Act to redeem for cash all shares of a Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by the investment adviser based on what is in the best interests of the Fund and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, AND TAXES

      Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund so qualified in the fiscal year ended July 31, 1996, and intends to continue to qualify during its current fiscal year. As a result, it is anticipated that each Fund will pay no federal income or excise taxes and will be accorded conduit or "pass through" treatment for federal income tax purposes.

      Dividends paid by each Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are, for federal income tax purposes, taxable as ordinary income to shareholders. After the end of each calendar year, each Fund sends shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Such amounts will be limited to the aggregate amount of qualifying dividends which each Fund derives from its portfolio investments.

      Distributions by each Fund of net capital gain (the excess of net long-term capital gain over net short term capital loss) are, for federal income tax purposes, taxable to the shareholder as long-term capital gains regardless of how long a shareholder has held shares of a Fund. Such distributions are identified as such and are not eligible for the dividends-received deduction.

      All dividends and other distributions are regarded as taxable to the investor, whether or not such dividends and distributions are reinvested in additional shares. If the net asset value of Fund shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be, in effect, a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If shares are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

      Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

      INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor a Fund recommends any particular method of determining cost basis. Other methods may result in different tax consequences. If a shareholder has reported gains or losses for a Fund in past years, the shareholder must continue to use the method previously used, unless the shareholder applies to the IRS for permission to change methods.

      If a Fund's shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

      Each Fund may invest in the stock of "passive foreign investment companies" (PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if a Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in a Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time each Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

      Shareholders should consult their own tax advisers regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

INVESTMENT PRACTICES

      Portfolio   Turnover.   There   are  no  fixed   limitations   regarding
the portfolio turnover of the Funds. Brokerage costs to these Funds are commensurate with the rate of portfolio activity. As of the date of this Statement of Additional Information, the Asian Growth Fund had not commenced a public offering of its shares, and therefore had not experienced any portfolio turnover. Portfolio turnover rates for the fiscal years ended July 31, 1996 and 1995 were 247% and 193%, respectively, for the Worldwide Capital Goods Fund and 157% and 215%, respectively, for the Worldwide Communications Fund. Portfolio turnover rates for the fiscal year ended July 31, 1996 and the period ended July 31, 1995 were 141% and 0.00%, respectively for the European Small Company Fund and 29% and 30%, respectively, for the Latin American Growth Fund. For the period March 1, 1996 (inception) through July 31, 1996, the portfolio turnover rate for the Asian Growth Fund was 2%. The higher portfolio turnover rate for the Worldwide Capital Goods Fund was primarily due to a repositioning of the Fund's portfolio. The high portfolio turnover rate for the European Small Company Fund was primarily due to the increase in the size of the Fund and the fact that the fiscal year 1996 figure reflects a full year of operations. In computing portfolio turnover rates, all investments with maturities or expiration dates at the time of acquisition of one year or less are excluded. Subject to this exclusion, the turnover rate is calculated by dividing (A) the lesser of purchases or sales of portfolio securities for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year.

      Placement of Portfolio Brokerage. Either INVESCO, as the Company's investment adviser, or INVESCO Trust, IAML or INVESCO Asia, as the Company's sub-advisers, places orders for the purchase and sale of securities with brokers and dealers based upon INVESCO's, INVESCO Trust's, IAML's or INVESCO Asia's evaluation of their financial responsibility, subject to their ability to effect transactions at the best available prices. Fund Management evaluates the overall reasonableness of brokerage commissions paid by reviewing the quality of executions obtained on portfolio transactions of each Fund, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. In seeking to ensure that the commissions charged the Funds are consistent with prevailing and reasonable commissions, Fund Management also endeavors to monitor brokerage industry practices with regard to the commissions charged by brokers and dealers on transactions effected for other comparable institutional investors. While Fund Management seeks reasonably competitive rates, the Funds do not necessarily pay the lowest commission or spread available.

      Consistent with the standard of seeking to obtain the best execution on portfolio transactions, Fund Management may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to Fund Management in making informed investment decisions. Research services prepared and furnished by brokers through which the Funds effect securities transactions may be used by Fund Management in servicing all of their respective accounts and not all such services may be used by Fund Management in connection with the Funds.

      In recognition of the value of the above-described brokerage and research services provided by certain brokers, Fund Management, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of transactions for the Funds on which the commissions are in excess of those which other brokers might have charged for effecting the same transactions.

      Portfolio transactions may be effected through qualified broker-dealers who recommend the Funds to their clients, or who act as agent in the purchase of any of the Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, the Company's adviser may consider the sale of Fund shares by a broker or dealer in selecting among qualified broker-dealers.

      Neither INVESCO, INVESCO Trust, IAML nor INVESCO Asia receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO, INVESCO Trust, IAML, INVESCO Asia or any person affiliated with INVESCO, INVESCO Trust, IAML, INVESCO Asia or the Funds and any broker or dealer that executes transactions for the Funds.

      Certain financial institutions (including brokers who may sell shares of the Funds, or affiliates of such brokers) are paid a fee (the "Services Fee") for recordkeeping, shareholder communications and other services provided by the brokers to investors purchasing shares of the Funds through no transaction fee programs ("NTF Programs") offered by the financial institution or its affiliates broker (an "NTF Program Sponsor"). The Services Fee is based on the average daily value of the investments in each Fund made in the name of such NTF Program Sponsor and held in omnibus accounts maintained on behalf of investors participating in the NTF Program. With respect to certain NTF Programs, the directors of the Company have authorized the Funds to apply dollars generated from the Company's Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to pay the entire Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. With respect to other NTF Programs, the Company's directors have authorized the Funds to pay transfer agency fees to INVESCO based on the number of investors who have beneficial interests in the NTF Program Sponsor's omnibus accounts in the Funds. INVESCO, in turn, pays these transfer agency fees to the NTF Program Sponsor as a sub-transfer agency or recordkeeping fee in payment of all or a portion of the Services Fee. In the event that the sub-transfer agency or recordkeeping fee is insufficient to pay all of the Services Fee with respect to these NTF Programs, the directors of the Company have authorized the Company to apply dollars generated from the Plan to pay the remainder of the Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. INVESCO itself pays the portion of each Fund's Services Fee, if any, that exceeds the sum of the sub-transfer agency or recordkeeping fee and Rule 12b-1 fee. The Company's directors have further authorized INVESCO to place a portion of each Fund's brokerage transactions with certain NTF Program Sponsors or their affiliated brokers, if INVESCO reasonably believes that, in effecting the Fund's transactions in portfolio securities, the broker is able to provide the best execution of orders at the most favorable prices. A portion of the commissions earned by such a broker from executing portfolio transactions on behalf of the Funds may be credited by the NTF Program Sponsor against its Services Fee. Such credit shall be applied first against any sub-transfer agency or recordkeeping fee payable with respect to the Funds, and second against any Rule 12b-1 fees used to pay a portion of the Services Fee, on a basis which has resulted from negotiations between INVESCO and the NTF Program Sponsor. Thus, the Funds pay sub-transfer agency or recordkeeping fees to the NTF Program Sponsor in payment of the Services Fee only to the extent that such fees are not offset by a Fund's credits. In the event that the transfer agency fee paid by the Funds to INVESCO with respect to investors who have beneficial interests in a particular NTF Program Sponsor's omnibus accounts in a Fund exceeds the Services Fee applicable to the Fund, after application of credits, INVESCO may carry forward the excess and apply it to future Services Fees payable to that NTF Program Sponsor with respect to a Fund. The amount of excess transfer agency fees carried forward will be reviewed for possible adjustment by INVESCO prior to each fiscal year-end of the Funds. The Company's board of directors has also authorized the Funds to pay to INVESCO the full Rule 12b-1 fees contemplated by the Plan in reimbursement of expenses incurred by INVESCO in engaging in the activities and providing the services on behalf of the Funds contemplated by the Plan, subject to the maximum Rule 12b-1 fee permitted by the Plan, notwithstanding that credits have been applied to reduce the portion of the 12b-1 fee that would have been used to reimburse INVESCO for payments to such NTF Program Sponsor absent such credits.

      The aggregate amount of brokerage commissions paid for the fiscal years ended July 31, 1996 and 1995 were $141,314 and $54,814, respectively, for the Worldwide Capital Goods Fund and $239,095 and $129,085 for the Worldwide Communications Fund. The aggregate amount of brokerage commissions paid for the fiscal year ended July 31, 1996 and the period ended July 31, 1995 were $417,140 and $141, respectively, for the European Small Company Fund and $102,029 and $2,012, respectively, for the Latin American Growth Fund. The aggregate amount of brokerage commission paid for the period March 1, 1996 (inception) through July 31, 1996 for the Asian Growth Fund was $105,714. For the fiscal years ended July 31, 1996 and 1995, brokers providing research services received commissions on portfolio transactions of $32,164 and $27,515, respectively, for the Worldwide Capital Goods Fund and $64,810 and $39,843, respectively, for the Worldwide Communications Fund. For the fiscal year ended July 31, 1996 and the period ended July 31, 1995, brokers providing research services received commissions on portfolio transactions of $38 and $0, respectively, for the European Small Company Fund and $0 and $0, respectively, for the Latin American Growth Fund. For the period March 1, 1996 (inception) through July 31, 1996, brokers providing research services received commissions on portfolio transactions of $0 for the Asian Growth Fund. The aggregate amount of such portfolio transactions was $15,731,437 and $10,973,188, respectively, for the Worldwide Capital Goods Fund; $27,956,526 and $15,947,023, respectively, for the Worldwide Communications Fund; $19,063 and $0, respectively, for the European Small Company Fund; and $53,125 and $0, respectively, for the Latin American Growth Fund. The Funds paid no compensation to brokers for the sales of shares of the Funds during the year ended July 31, 1996.

      At July 31, 1996, the Funds held securities of their regular brokers or dealers, or their parents, as follows:

                                                                  Value of
                                                                  Securities
Fund                                Broker or Dealer              at 7/31/96
----                                ----------------              ----------
Capital Goods Fund                  State Street Bank and
                                    Trust North America            1,506,000

Communications Fund                 State Street Bank and
                                    Trust North America           11,109,000

Latin American Growth Fund          None

European Small Company Fund         None

Asian Growth Fund                   State Street Bank and
                                    Trust North America            1,485,000

      Neither INVESCO, INVESCO Trust, IAML nor INVESCO Asia receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO, INVESCO Trust, IAML and INVESCO
Asia, or any person affiliated with INVESCO, INVESCO Trust, IAML and INVESCO Asia, or the Funds and any broker or dealer that executes transactions for the Funds.

ADDITIONAL INFORMATION

      Common Stock. The Company was incorporated with 500,000,000 authorized shares of common stock with a par value of $0.01 per share. Of the Company's authorized shares, 100,000,000 shares have been allocated to each of the five series, representing the Company's five Funds. As of July 31, 1996, 804,518 shares of the Capital Goods Fund, 4,064,157 shares of the Communications Fund, 6,248,937 shares of the European Small Company Fund, 2,493,265 shares of the Latin American Growth Fund and 1,599,695 shares of the Asian Growth Fund were outstanding. The board of directors has the authority to designate additional series of common stock without seeking the approval of shareholders, and may classify and reclassify any authorized but unissued shares.

      Shares of each series represent the interests of the shareholders of such series in a particular portfolio of investments of the Company. Each series of the Company's shares is preferred over all other series in respect of the assets specifically allocated to that series, and all income, earnings, profits and proceeds from such assets, subject only to the rights of creditors, are allocated to shares of that series. The assets of each series are segregated on the books of account and are charged with the liabilities of that series and with a share of the Company's general liabilities. The board of directors determines those assets and liabilities deemed to be general assets or liabilities of the Company, and these items are allocated among series in a manner deemed by the board of directors to be fair and equitable. Generally, such allocation will be made based upon the relative total net assets of each series. In the unlikely event that a liability allocable to one series exceeds the assets belonging to the series, all or a portion of such liability may have to be borne by the holders of shares of the Company's other series.

      All shares, regardless of series, have equal voting rights. Voting with respect to certain matters, such as ratification of independent accountants or election of directors, will be by all series of the Company. When not all series are affected by a matter to be voted upon, such as approval of an investment advisory contract or changes in a Fund's investment policies, only shareholders of the series affected by the matter may be entitled to vote. Company shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation, or retirement. They may appoint their own successors, provided that always at least a majority of the directors have been elected the Company's shareholders. It is the intention of the Company not to hold annual meetings of shareholders. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Company's Articles of Incorporation, or at their discretion.


      Principal    Shareholders.    As   of   ^   November   1,   1996,    the
following   entities   held   more   than   5%  of  the   Funds'   outstanding
equity securities.

                                          Amount and Nature       Percent
Name and Address                             of Ownership         of Class
----------------                          -----------------       --------
INVESCO Worldwide
Capital Goods Fund


Charles Schwab & Co.^ Inc.                   121,973.1510          29.854%
Special Custody Acct. for the ^
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104



INVESCO Funds Group, Inc.                 30,835.7980             7.547% ^
P.O. Box 173706
Denver, CO  ^ 80201

INVESCO Trust Company                     25,696.4980             6.289% ^
P.O. Box 173706
Denver, CO  ^ 80201


INVESCO Worldwide
Communications Fund


Charles Schwab & Co.^ Inc.                878,268.0630            22.539%
Special Custody Acct. for the ^
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104

INVESCO European
Small Company Fund


Charles Schwab & Co.^ Inc.                3,498,943.0080          45.598%
Special Custody Acct. for the ^
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104



^


INVESCO Latin American Growth Fund


Charles Schwab & Co.^ Inc.                1,149,048.4580          47.013%
Special Custody Acct. for the ^
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104


INVESCO Asian Growth Fund


Charles Schwab & Co.^ Inc.                389,901.7910            22.200%
Special Custody Acct. for the ^
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104


     Independent Accountants. Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, has been selected as the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Company.

      Custodian. State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, has been designated as custodian of the cash and investment securities of the Company. The bank is also responsible for, among other things, receipt and delivery of the investment securities of the Company's Funds in accordance with procedures and conditions specified in the custody agreement.

      Transfer Agent. The Company is provided with transfer agent, registrar, and dividend disbursing agent services by INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237, pursuant to the Transfer Agency Agreement described herein. Such services include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

      Reports to Shareholders. The Company's fiscal year ends on July 31. The Company distributes reports at least semiannually to its shareholders. Financial statements regarding the Company, audited by the independent accountants, are sent to shareholders annually.

     Legal Counsel. The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, Denver, Colorado, acts as special counsel to the Company.

      Financial Statements. The audited financial statements for the Communications, Capital Goods, European Small Company, Latin American Growth and Asian Growth Funds and the notes thereto for the period ending July 31, 1996, and the report of Price Waterhouse LLP with respect to such financial statements, are incorporated by reference from the Company's Annual Report to Shareholders for the fiscal period ended July 31, 1996.

      Prospectus. The Company will furnish, without charge, a copy of any Fund's Prospectus upon request. Such requests should be made to the Company at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.

      Registration Statement. This Statement of Additional Information and the related Prospectuses do not contain all of the information set forth in the Registration Statement the Company has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

APPENDIX A

DESCRIPTION OF FUTURES AND OPTIONS CONTRACTS

Options on Securities

      An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

      Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

      Options on securities are traded on national securities exchanges, such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker/dealer which is a member of the exchange on which the option is traded.

      An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that the Funds would have to exercise the option in order to realize any profit. This would result in the Funds incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If these Funds as covered call option writers are unable to effect a closing purchase transaction in a secondary market, unless the Funds are required to deliver the securities pursuant to the assignment of an exercise notice, they will not be able to sell the underlying security until the option expires.

      Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities: (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

     In addition, options on securities may be traded over-the-counter through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Funds. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Funds and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Funds would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.

Futures Contracts

      A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, Futures Contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

      The purchase or sale of a Futures Contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable, a process known as "marking to market."

      A Futures Contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a Futures Contract, by in effect taking the opposite side of such Contract. At any time prior to the expiration of a Futures Contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

      Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

Options on Futures Contracts

      An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of variation margin deposits. In addition, the writer of an Option on a Futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

      An option, whether based on a Futures Contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

APPENDIX B

BOND RATINGS

     The following is a description of Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's") bond rating categories:

Moody's Investors Service, Inc. Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Standard & Poor's Corporate Bond Ratings

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                          PART C.  OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            (a)   Financial Statements:
                                                                  Page in
                                                                  Prospectus
            (1)   Financial statements and schedules
                  included in Prospectus (Part A):


                  Financial Highlights for the Worldwide             10
                  Capital Goods and Worldwide Communications
                  Funds for each of the two years ended
                  July 31, 1996.

                  Financial Highlights for the European Small        42
                  Company Fund for the year ended July 31, 1996 and the period February 15, 1995 (inception) through July 31, 1995.

                  Financial Highlights for the Latin American        72
                  Growth Fund for the year ended July 31,
                  1996 and the period February 15, 1995
                  (inception) through July 31, 1995.

                  Financial Highlights for the Asian Growth         107
                  Fund for the period March 1, 1996
                  (commencement of options) through July
                  31, 1996.


            (2)   The following financial statements for
                  the Worldwide Communications, Worldwide
                  Capital Goods, European Small Company,
                  Latin American Growth and Asian Growth
                  Funds and the notes thereto for the
                  period ended July 31, 1996, and the
                  report of Price Waterhouse LLP with
                  respect to such financial statements,
                  are incorporated herein by reference
                  from the Company's Annual Report to
                  Shareholders for the fiscal period ended
                  July 31, 1996:  Statement of Investment
                  Securities as of July 31, 1996;
                  Statement of Assets and Liabilities as
                  of July 31, 1996; Statement of
                  Operations for the period ended July 31, 1996; Statement of Changes in Net Assets for the year ended July 31, 1996 and the period ended July 31, 1995; and Financial Highlights for the year ended
                  July 31, 1996 and the period ended July
                  31, 1995.

            (3)   Financial statements and schedules
                  included in Part C:

                  None

            (b)   Exhibits:


                  (1)   (a) Articles of Incorporation ^
                        (Charter).

                        (b) Articles Supplementary to the
                        Company's Articles of Incorporation
                        dated January 6, ^ 1995.

                        (c) Articles supplementary to the
                        Company's Articles of Incorporation
                        dated ^ June 20, 1995.

                        (d) Form of Articles ^
                        Supplementary to the Company's
                        Articles of ^ Incorporation.(1)

                 ^(2)  Bylaws.


                  (3)   Not applicable.


                  (4)   Not required to be filed on EDGAR.
                        ^

                  (5)   (a) Investment Advisory Agreement
                        Between Registrant and INVESCO
                        Funds Group, Inc. dated May 2, ^
                        1994.

                              (i) Amendment of Investment
                              Advisory Agreement^ dated
                              January 6, ^ 1995.

                              (ii) Amendment of Investment
                              Advisory Agreement dated June
                              20, ^ 1995.

                              (iii) Form of Amendment of
                              Investment Advisory Agreement
                              dated ^______________, 1996.(1)

                        (b) Sub-Advisory Agreement Between
                        INVESCO Funds Group, Inc. and
                        INVESCO Trust Company dated May 2,
                        ^ 1994.

                        (c) Sub-advisory Agreement between
                        INVESCO Funds Group, Inc. and MIM
                        International Limited dated January
                        13, ^ 1995.

                        (d) Sub-advisory Agreement between
                        INVESCO Funds Group, Inc. and
                        INVESCO Asia Ltd. dated June 20, ^
                        1995.

                        (e) Sub-advisory Agreement between
                        INVESCO Funds Group, Inc. and
                        INVESCO Asset Management Limited
                        dated November 10, ^ 1995.

                        (f) Form of Sub-Advisory Agreement
                        between INVESCO Funds Group, Inc.
                        and INVESCO Realty Advisors dated
                        December __, ^ 1996.(1)

                  (6)   General Distribution Agreement
                        Between Registrant and INVESCO
                        Funds Group, Inc. dated May 2, ^
                        1994.

                  (7)   Defined Benefit Deferred
                        Compensation Plan for Non-
                        Interested Directors and ^
                        Trustees.(4)

                  (8)   Custody Agreement Between
                        Registrant and State Street Bank
                        and Trust Company dated May 2, ^
                        1994.

                        (a) Amendment to Custody Agreement
                        dated October 25, ^ 1995.

                  (9)   (a) Transfer Agency Agreement
                        Between Registrant and INVESCO
                        Funds Group, Inc. dated May 2, ^
                        1994.


                              (i) Amendment No. 2 dated May
                              1, 1996 to Transfer Agency
                              Agreement.


                        (b) Administrative Services
                        Agreement between Registrant and
                        INVESCO Funds Group, Inc. dated May
                        2, ^ 1994.

                  (10)  Opinion and consent of counsel as
                        to the legality of the securities
                        being registered, indicating whether
                        they will, when sold, be legally
                        issued, fully paid and nonassessable
                        dated May 18, 1994.(3)

                  (11)  Consent of Independent Accountants.

                  (12)  Not applicable.

                  (13)  Not applicable.

                  (14)  Copies of model plans used in the
                        establishment of retirement plans
                        as follows:  Non-standardized
                        Profit Sharing Plan; Non-
                        standardized Money Purchase Pension
                        Plan; Standardized Profit Sharing
                        Plan Adoption Agreement;
                        Standardized Money Purchase Pension
                        Plan; Non-standardized 401(k) Plan
                        Adoption Agreement; Standardized
                        401(k) Paired Profit Sharing Plan;
                        Standardized Simplified Profit
                        Sharing Plan; Standardized
                        Simplified Money Purchase Plan;
                        Defined Contribution Master Plan &
                        Trust Agreement; and Financial 403(b)
                        Retirement Plan, all filed with
                        Registration Statement No. 33-63498
                        of INVESCO International Funds, Inc.
                        filed May 27, 1993, and herein
                        incorporated by reference.


                  (15)  Plan and Agreement of Distribution
                        dated May 2, 1994 adopted pursuant
                        to Rule 12b-1 under the Investment
                        Company Act of ^ 1940.(2)  Amendment
                        of Plan and Agreement of
                        Distribution dated July 19, ^
                        1995.(2)

                  (16)  (a) Schedule for Computation of
                        Performance Data for Worldwide
                        Capital Goods ^ Fund.(3)

                        (b) Schedule for Computation of
                        Performance Data for Worldwide
                        Communications ^ Fund.(3)

                  (17)  (a) Financial Data Schedule for
                        Worldwide Capital Goods Fund.

                        (b) Financial Data Schedule for
                        Worldwide Communications Fund.

                        (c) Financial Data Schedule for
                        Latin American Growth Fund.

                        (d) Financial Data Schedule for
                        European Small Company Fund.

                        (e) Financial Data Schedule for
                        Asian Growth Fund.

                  (18)  Not applicable.

---------------


(1)Previously  filed  on  EDGAR  with  Post-Effective   Amendment  No.  ^  9  to
the   Registration   Statement  on  ^  October  11,  1996,  and   incorporated
by reference herein.

(2)Previously  filed  on  EDGAR  with  Post-Effective   Amendment  No.  ^  6  to
the   Registration   Statement  on  ^  August  30,  1995,   and   incorporated
by reference herein.

(3)Previously^ filed with Post-Effective Amendment No. 3 to this Registration Statement on January 27, 1995, and incorporated by reference herein.


(4)Previously filed with the original Registration Statement on May 23, 1994 and incorporated by referenced herein.


Item 25.    Persons Controlled by or Under Common Control With
            Registrant

            No person is presently controlled by or under common control with Registrant.

Item 26.    Number of Holders of Securities


                                                        Number of Record
                                                        Holders as of
            Title of Class                            ^ October 31, 1996
            --------------                              ----------------

            INVESCO Worldwide Capital Goods Fund                   ^ 717
            INVESCO Worldwide Communications Fund                ^ 8,301
            INVESCO European Small Company Fund                  ^ 9,265
            INVESCO Latin American Growth Fund                   ^ 3,775
            INVESCO Asian Growth Fund                            ^ 3,251

Item 27.    Indemnification

      Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) above. Under these Articles, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 28.    Business and Other Connections of Investment Adviser

            See "The Funds and Their Management" in the Funds' Prospectuses and in the Statement of Additional Information for information regarding the business of the investment adviser. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of INVESCO Funds Group, Inc., reference is made to the Schedule Ds to the Form ADV filed under the Investment Advisers Act of 1940 by INVESCO Funds Group, Inc., which schedules are herein incorporated by reference.

Item 29.    Principal Underwriters

            (a)   INVESCO Diversified Funds, Inc.
                  INVESCO Dynamics Fund, Inc.
                  INVESCO Emerging Opportunity Funds, Inc.
                  INVESCO Growth Fund, Inc.
                  INVESCO Income Funds, Inc.
                  INVESCO Industrial Income Fund, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Multiple Asset Funds, Inc.
                  INVESCO Strategic Portfolios, Inc.
                  INVESCO Tax-Free Income Funds, Inc.
                  INVESCO Value Trust
                  INVESCO Variable Investment Funds, Inc.

            (b)

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------

Frank M. Bishop                     Director
1315 Peachtree Street NE
Atlanta, GA  30309

Charles W. Brady                                              Chairman of
1315 Peachtree Street NE                                      the Board
Atlanta, GA  30309

M. Anthony Cox                      Senior Vice
1315 Peachtree Street NE            President
Atlanta, GA  30309

Steven T. Cox, Jr.                  Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

Robert D. Cromwell                  Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

Samuel T. DeKinder                  Director
1315 Peachtree Street NE
Atlanta, GA  30309

Douglas P. Dohm                     Regional Vice
1355 Peachtree Street NE            President
Atlanta, GA  30309

William J. Galvin, Jr.              Senior Vice               Asst. Sec.
7800 E. Union Avenue                President
Denver, CO  80237

Linda J. Gieger                     Vice President
7800 E. Union Avenue
Denver, CO  80237

Ronald L. Grooms                    Senior Vice               Treasurer,
7800 E. Union Avenue                President                 Chief Fin'l
Denver, CO  80237                   & Treasurer               Officer, and
                                                              Chief Acctg.
                                                              Officer

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------

Wylie G. Hairgrove                  Vice President
7800 E. Union Avenue
Denver, CO  80237

Hubert L. Harris, Jr.               Director                  Director
1315 Peachtree Street NE
Atlanta, GA  30309

Dan J. Hesser                       Chairman of the           President
7800 E. Union Avenue                Board, President,         & Director
Denver, CO  80237                   CEO & Director

Mark A. Jones                       Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

Jeraldine E. Kraus                  Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Michael D. Legoski                  Asst. Vice
7800 E. Union Avenue                President
Denver, CO  80237

James F. Lummanick                  Vice President;
7800 E. Union Avenue                Asst. General
Denver, CO  80237                   Counsel

Brian N. Minturn                    Executive Vice
7800 E. Union Ave.                  President
Denver, CO  80237

Robert J. O'Connor                  Director
1355 Peachtree Street NE
Atlanta, GA  30309


^


Donald R. Paddack                   Asst. Vice
7800 E. Union Avenue                President
Denver, CO  80237

Laura M. Parsons                    Vice President
7800 E. Union Avenue
Denver, CO  80237

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------

Glen A. Payne                       Sr. Vice President        Secretary
7800 E. Union Avenue                Secretary
Denver, CO  80237                   General Counsel

Pamela J. Piro                      Asst. Vice
7800 E. Union Avenue                President
Denver, CO  80237

Gary J. Ruhl                        Vice President
7800 E. Union Avenue
Denver, CO  80237

R. Dalton Sim                       Director
7800 E. Union Avenue
Denver, CO  80237

James S. Skesavage                  Regional Vice
1315 Peachtree Street NE            President
Atlanta, GA  30309

Terri Berg Smith                    Vice President
7800 E. Union Avenue
Denver, CO  80237


Tane T. Tyler                       Assistant
7800 E. Union Avenue                Vice President
Denver, CO  80237


Alan I. Watson                      Vice President            Asst. Sec.
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese                       Vice President            Asst. Treas.
7800 E. Union Avenue
Denver, CO  80237

Allyson B. Zoellner                 Vice President
7800 E. Union Avenue
Denver, CO  80237

            (c)   Not applicable.

Item 30.    Location of Accounts and Records

            Dan J. Hesser
            7800 E. Union Avenue
            Denver, CO  80237

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings

            (a) The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            (b) The Registrant hereby undertakes to file a post-effective amendment containing reasonably current financial statements for INVESCO Realty Fund within four to six months from the effective date of Post Effective Amendment No. 9.

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the ^ registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the ^22nd day of ^ November, 1996.


Attest:                                   INVESCO Specialty Funds, Inc.

/s/ Glen A. Payne                         /s/ Dan J. Hesser
---------------------------------         ------------------------------------
Glen A. Payne, Secretary                  Dan J. Hesser, President


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this ^22nd day of ^ November, 1996.

/s/ Dan J. Hesser                         /s/ Lawrence H. Budner
---------------------------------         ------------------------------------
Dan J. Hesser, President & Trustee        Lawrence H. Budner, Director
(Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ Daniel D. Chabris
---------------------------------         ------------------------------------
Ronald L. Grooms, Treasurer               Daniel D. Chabris, Director
(Chief Financial and
Accounting Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
---------------------------------         ------------------------------------
Victor L. Andrews, Trustee                Fred A. Deering, Director

/s/ Bob R. Baker                          /s/ A. D. Frazier, Jr.
---------------------------------         ------------------------------------
Bob R. Baker, Director                    A. D. Frazier, Jr., Director

/s/ Hubert L. Harris, Jr.                 /s/ Kenneth T. King
---------------------------------         ------------------------------------
Hubert L. Harris, Jr., Director           Kenneth T. King, Director

/s/ Charles W. Brady                      /s/ John W. McIntyre
---------------------------------         ------------------------------------
Charles W. Brady, Director                John W. McIntyre, Director


By*                                       By*  /s/ Glen A. Payne
   ---------------------------------         ---------------------------------
      Edward F. O'Keefe                        Glen A. Payne
      Attorney in Fact                         Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on May 23, 1994, June 22, 1995, August 25, 1995^ and August 30, 1996.

                                 Exhibit Index

                                                       Page in
Exhibit Number                                  Registration Statement


      ^ 1(a)                                             204
      ^ 1(b)                                             213
      ^ 1(c)                                             215
      2                                                  217
      5(a)                                               234
      5(a)(i)                                            242
      5(a)(ii)                                           243
      5(b)                                               244
      5(c)                                               250
      5(d)                                               257
      5(e)                                               264
      6                                                  271
      8                                                  279
      8(a)                                               304
      9(a)                                               305
      9(a)(i)                                            318
      9(b)                                               319
      11                                                 323
      17(a)                                              324
      17(b)                                              325
      17(c)                                              326
      17(d)                                              327
      17(e)                                              328